April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Flexible Income Active ETF | BINC | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.80%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD4,000	$4,004,473
522 Funding CLO Ltd.
5.59%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,250	3,242,228
6.58%, 10/20/31, (3-mo. CME Term SOFR + 2.312%)(a)(b)	USD250	250,214
5.48%, 10/23/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD550	546,998
5.57%, 10/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD1,172	1,171,740
720 East CLO Ltd., 5.60%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD2,755	2,753,456
720 East CLO VII Ltd., 5.34%, 04/20/37, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD4,500	4,436,488
AB BSL CLO 2 Ltd., 5.62%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD1,500	1,495,585
AB BSL CLO 3 Ltd., 5.52%, 04/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD2,000	1,979,470
AB Carval Euro CLO II-C DAC, 6.31%, 02/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR730	822,567
ACREC LLC, 5.63%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	USD5,000	4,951,542
Affirm Asset Securitization Trust
5.61%, 02/15/29(a)	USD2,731	2,742,336
4.62%, 09/15/29(a)	USD4,287	4,278,104
Affirm Master Trust
5.19%, 02/15/33(a)	USD5,756	5,785,160
5.13%, 02/15/33(a)	USD1,123	1,127,158
AGL CLO 11 Ltd., 10.88%, 04/15/34, (3-mo. CME Term SOFR + 6.622%)(a)(b)	USD350	339,852
AGL CLO 12 Ltd., 5.69%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD3,106	3,099,697
AGL CLO 19 Ltd., 5.87%, 07/21/35, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,000	999,284
AGL CLO 28 Ltd., 5.97%, 01/21/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	1,000,308
AGL CLO 32 Ltd., 5.65%, 07/21/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD750	750,000
AGL CLO 34 Ltd., 5.61%, 01/22/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,500	1,498,212
AGL CLO 7 Ltd., 6.22%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD580	579,072
AGL CLO 9 Ltd., 6.27%, 04/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD450	449,910
AGL Core CLO 15 Ltd., 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD1,000	1,000,000
Aimco CLO, 6.26%, 04/16/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD250	250,450
AIMCO CLO 11 Ltd., 5.93%, 07/17/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD550	545,490
AIMCO CLO 18 Ltd., 7.12%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD1,000	982,638
AIMCO CLO 23 Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD1,250	1,231,909
AMMC CLO 15 Ltd., 5.64%, 01/15/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD86	86,160
AMMC CLO 30 Ltd., 6.61%, 01/15/37, (3-mo. CME Term SOFR + 2.350%)(a)(b)	USD1,000	1,007,650
Anchorage Capital CLO 18 Ltd., 5.67%, 04/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD350	349,173
Anchorage Capital CLO 19 Ltd., 5.73%, 10/15/34, (3-mo. CME Term SOFR + 1.472%)(a)(b)	USD2,000	1,996,879
Security	Par (000)	Value
Anchorage Capital CLO 29 Ltd., 5.87%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD4,000	$4,000,000
Anchorage Capital CLO 6 Ltd., 5.71%, 04/22/34, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD692	690,636
Annisa CLO Ltd., 6.12%, 07/20/31, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD400	397,840
Apidos CLO LII Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD2,000	1,974,400
Apidos CLO XL Ltd., 5.61%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,000	1,998,750
Apidos CLO XLIII Ltd., 12.03%, 04/25/35, (3-mo. CME Term SOFR + 7.750%)(a)(b)	USD1,260	1,266,263
APIDOS CLO XLVIII Ltd., 5.72%, 07/25/37, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD489	489,281
Apidos CLO XV, 5.54%, 04/20/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD612	611,151
Apidos CLO XX
6.07%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD725	725,362
5.62%, 07/16/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD541	540,406
Apidos CLO XXII, 5.59%, 04/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD679	678,834
Apidos CLO XXIV, 5.88%, 10/20/30, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD4,500	4,488,750
Apidos CLO XXV
5.41%, 01/20/37, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD4,105	4,072,387
5.87%, 01/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	494,900
Apidos CLO XXXII
5.37%, 01/20/33, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD1,742	1,734,287
5.77%, 01/20/33, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD555	547,452
Apidos CLO XXXV, 5.58%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD1,344	1,338,767
Apidos CLO XXXVII, 5.66%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,815	1,815,000
Apidos Loan Fund Ltd., 5.55%, 04/25/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD1,000	998,181
Arbour CLO VI DAC, 5.76%, 11/15/37, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,150	1,272,984
Arbour Clo XI DAC, 6.36%, 05/15/38, (3-mo. EURIBOR + 3.800%)(b)(c)	EUR800	909,266
AREIT LLC , 6.44%, 08/17/41, (1-mo. CME Term SOFR + 2.112%)(a)(b)	USD256	255,982
AREIT Ltd.
6.01%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD3,770	3,761,011
5.72%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	USD10,146	10,044,083
ARES L CLO Ltd.
5.57%, 01/15/32, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD114	113,563
6.12%, 01/15/32, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD1,660	1,660,498
Ares Loan Funding IV Ltd., 8.94%, 10/15/36, (3-mo. CME Term SOFR + 4.680%)(a)(b)	USD1,000	1,003,430
Ares LXVI CLO Ltd., 6.78%, 07/25/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD300	301,590
Ares XLVIII CLO Ltd., 7.23%, 07/20/30, (3-mo. CME Term SOFR + 2.962%)(a)(b)	USD1,000	1,001,650

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
ARES XLVIII CLO Ltd., 6.11%, 07/20/30, (3-mo. CME Term SOFR + 1.842%)(a)(b)	USD550	$549,340
Ares XXXIV CLO Ltd., 5.60%, 04/17/33, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD825	824,413
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD219	219,042
5.30%, 11/15/32(a)	USD1,735	1,743,553
3.79%, 01/15/31(a)	USD685	679,639
5.69%, 02/17/32(a)	USD2,288	2,330,969
6.03%, 02/17/32(a)	USD2,492	2,539,240
5.16%, 11/15/32(a)	USD829	840,719
5.38%, 11/15/32(a)	USD469	477,577
Arini European CLO IV DAC, 6.27%, 01/15/38, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR1,660	1,852,060
Arini European CLO V DAC, 5.17%, 01/15/39, (3-mo. EURIBOR + 2.800%)(b)(c)	EUR1,560	1,715,734
Asimi Funding PLC
5.46%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP172	228,877
5.81%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP100	133,140
Asset-Backed European Securitisation Transaction Twenty-Five SRL
4.71%, 11/15/39, (1-mo. EURIBOR + 2.500%)(b)(c)	EUR100	113,029
3.46%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR141	160,470
3.81%, 11/15/39, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	113,401
6.21%, 11/15/39, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR129	146,130
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.80%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	114,004
4.10%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR100	113,853
4.60%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR100	114,237
3.50%, 03/21/34(c)	EUR600	684,291
Assurant CLO II Ltd.
7.38%, 04/20/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	USD1,500	1,494,565
Series 2018-2A, Class A, 5.57%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD134	133,610
Atrium XIII, 5.43%, 11/21/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD802	799,844
Atrium XV, 5.65%, 07/16/36, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD1,000	999,901
Aurium CLO XIII DAC, 5.17%, 04/15/38, (3-mo. EURIBOR + 2.800%)(b)(c)	EUR1,100	1,200,995
Auto ABS Italian Stella Loans SRL
3.35%, 12/29/36, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR322	364,608
2.88%, 12/29/36, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR742	841,992
3.85%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR89	101,832
4.45%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR89	101,474
Auto ABS Spanish Loans FT
3.00%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR841	954,315
3.45%, 09/28/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR374	422,925
Security	Par (000)	Value
Auto1 Car Funding SARL, 3.00%, 12/15/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR421	$477,589
Avoca CLO XVIII DAC, 5.71%, 01/15/38, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR1,170	1,300,067
Avoca Static CLO I DAC, 5.18%, 01/15/35, (3-mo. EURIBOR + 2.900%)(b)(c)	EUR580	646,317
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.81%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,000	1,001,060
Bain Capital Credit CLO Ltd.
6.09%, 04/16/36, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD1,000	1,001,805
5.65%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD750	749,392
Ballyrock CLO 14 Ltd., 5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	990,400
Ballyrock CLO 15 Ltd., 5.59%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD250	249,858
Ballyrock CLO 17 Ltd., 5.68%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD250	249,569
Ballyrock CLO 19 Ltd., 5.60%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,000	1,000,000
Ballyrock CLO 2 Ltd., 5.72%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,420	1,418,336
Ballyrock CLO 22 Ltd., 5.80%, 04/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD1,000	1,000,975
Ballyrock CLO 28 Ltd., 6.03%, 01/20/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD500	495,800
Bardot CLO Ltd., 5.25%, 10/22/32, (3-mo. CME Term SOFR + 0.980%)(a)(b)	USD1,237	1,230,181
Barings CLO Ltd.
5.52%, 01/20/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD1,310	1,309,324
5.47%, 04/15/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD1,170	1,168,022
Barings Equipment Finance LLC, 5.02%, 06/13/50(a)	USD6,409	6,504,740
Bavarian Sky U.K. 6 PLC, 5.01%, 06/21/32, (1-day SONIA + 0.550%)(b)(c)	GBP872	1,160,322
Bayswater Park CLO Ltd., 6.00%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	USD1,250	1,252,309
BBAM U.S. CLO I Ltd., 5.46%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,560	1,539,584
BDS LLC
5.90%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	USD7,315	7,301,134
5.60%, 10/21/42, (1-mo. CME Term SOFR + 1.282%)(a)(b)	USD7,895	7,764,379
Bean Creek CLO Ltd.
10.28%, 04/20/31, (3-mo. CME Term SOFR + 6.012%)(a)(b)	USD500	499,167
5.98%, 04/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD1,250	1,250,511
Bear Mountain Park CLO Ltd., 7.36%, 07/15/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD2,000	1,928,287
Benefit Street Partners CLO IV Ltd., 5.62%, 04/20/34, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,360	1,356,141
Benefit Street Partners CLO V-B Ltd., 5.80%, 07/20/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD3,340	3,343,682
Benefit Street Partners CLO VIII Ltd.
5.98%, 01/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD1,000	1,000,400

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.38%, 01/20/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD500	$498,162
Series 2015-8A, Class A1AR, 5.63%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD161	161,464
Benefit Street Partners CLO XII-B Ltd., 5.63%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD950	949,724
Benefit Street Partners CLO XVI Ltd., 6.98%, 01/17/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD250	245,530
Benefit Street Partners CLO XX Ltd.
5.69%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD250	249,572
6.22%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD250	249,600
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.69%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD3,000	3,000,000
Benefit Street Partners CLO XXIII Ltd., 5.62%, 04/25/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD250	250,000
Benefit Street Partners CLO XXIV Ltd., 5.33%, 10/20/34, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD1,000	992,716
Benefit Street Partners CLO XXIX
5.46%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD3,750	3,721,947
5.78%, 01/25/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD1,000	997,900
Benefit Street Partners CLO XXVII Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD4,000	4,000,000
Benefit Street Partners CLO XXVIII Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,000	999,565
Benefit Street Partners CLO XXXIX Ltd., 6.81%, 04/15/38, (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD1,550	1,522,328
Benefit Street Partners CLO XXXV Ltd., 7.58%, 04/25/37, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD375	373,350
Benefit Street Partners CLO XXXVIII Ltd., 5.62%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD4,000	3,992,000
Bethpage Park CLO Ltd., 5.65%, 01/15/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,000	999,000
Betony CLO 2 Ltd.
5.62%, 04/30/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD1,583	1,582,465
6.39%, 04/30/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD250	248,979
Birch Grove CLO 12 Ltd., 5.51%, 04/22/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD2,000	1,975,004
Birch Grove CLO 3 Ltd.
5.53%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD4,000	3,981,823
5.87%, 01/19/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	493,300
Birch Grove CLO 7 Ltd., 6.07%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD840	840,502
Birch Grove CLO 8 Ltd., 6.97%, 04/20/37, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD2,200	2,205,930
Blueberry Park CLO Ltd., 9.62%, 10/20/37, (3-mo. CME Term SOFR + 5.350%)(a)(b)	USD1,000	946,814
Security	Par (000)	Value
BlueMountain CLO Ltd.
5.53%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,500	$1,498,472
6.28%, 08/15/31, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD250	250,150
5.47%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD2,405	2,399,356
6.13%, 10/25/30, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD1,650	1,646,370
5.52%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,284	2,279,803
6.02%, 11/15/30, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	1,001,999
BlueMountain CLO XXII Ltd.
6.02%, 07/15/31, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD250	250,475
5.60%, 07/15/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD534	533,655
BlueMountain CLO XXIV Ltd., 6.13%, 04/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD250	247,250
BlueMountain Fuji U.S. CLO II Ltd., 5.53%, 10/20/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,195	1,195,278
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(d)	USD4,611	4,624,481
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD2,549	2,573,001
Brignole Co.
3.15%, 02/24/42, (1-mo. EURIBOR + 0.780%)(b)(c)	EUR655	743,310
3.57%, 02/24/42, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR112	126,576
6.37%, 02/24/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR71	80,731
Bryant Park Funding Ltd.
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,500	2,498,270
6.01%, 01/18/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,500	1,480,515
12.89%, 07/15/36, (3-mo. CME Term SOFR + 8.630%)(a)(b)	USD1,000	948,573
5.49%, 04/15/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,000	986,755
7.09%, 04/15/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD750	737,832
8.24%, 04/15/38, (3-mo. CME Term SOFR + 3.950%)(a)(b)	USD1,500	1,465,923
BXMT Ltd., 5.96%, 10/18/42, (1-mo. CME Term SOFR + 1.639%)(a)(b)	USD12,785	12,636,509
Cabinteely Park CLO DAC, 5.91%, 08/15/34, (3-mo. EURIBOR + 3.350%)(b)(c)	EUR700	785,935
California Street CLO IX LP, 5.62%, 07/16/32, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD881	881,514
Canyon Capital CLO Ltd.
6.27%, 04/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD250	249,875
5.59%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD799	799,259
9.26%, 10/15/36, (3-mo. CME Term SOFR + 5.000%)(a)(b)	USD250	251,661
Canyon CLO Ltd., 5.59%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD531	531,257
Capital Four CLO VIII DAC, 5.41%, 10/25/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,360	1,512,556

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital One Multi-Asset Execution Trust, 5.07%, 05/15/28, (3-mo. CME Term SOFR + 0.812%)(b)	USD192	$191,880
Carbone CLO Ltd., 5.67%, 01/20/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD1,755	1,754,271
Cardiff Auto Receivables Securitisation PLC
6.36%, 08/20/31(c)	GBP230	306,548
7.06%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP175	233,576
5.86%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP381	508,112
Carlyle Global Market Strategies CLO Ltd.
5.66%, 07/15/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD1,148	1,148,375
5.51%, 07/20/31, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD713	711,788
5.62%, 10/15/30, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD32	32,444
5.63%, 05/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD1,369	1,368,422
5.59%, 07/27/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD469	469,317
5.94%, 04/17/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD1,100	1,099,780
5.49%, 07/20/32, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD3,219	3,215,995
Series 2014-1A, Class A1R2, 5.51%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD311	311,132
Carlyle U.S. CLO Ltd.
5.61%, 04/20/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD2,017	2,015,111
6.18%, 04/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD580	579,478
5.41%, 10/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD768	767,056
6.17%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD2,000	1,993,401
6.05%, 10/21/37, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD1,000	996,600
CarVal CLO I Ltd., 5.49%, 07/16/31, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD2,142	2,138,552
CarVal CLO II Ltd., 5.29%, 04/20/32, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD976	971,183
Cayuga Park CLO Ltd., 5.66%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD2,110	2,108,945
CBAM Ltd.
5.65%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD1,933	1,933,263
6.33%, 01/20/34, (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD2,000	1,989,920
5.63%, 04/20/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD1,000	997,000
Cedar Funding V CLO Ltd., 5.64%, 07/17/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD340	340,288
Cedar Funding VII CLO Ltd., 5.35%, 01/20/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD4,546	4,532,397
Cedar Funding XI CLO Ltd., 5.37%, 05/29/32, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD1,837	1,828,929
Cedar Funding XIV CLO Ltd., 5.64%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD550	549,967
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD68	68,724
6.16%, 10/15/35(a)	USD283	287,211
Security	Par (000)	Value
CIFC Funding 2017-II Ltd., 6.03%, 04/20/30, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD1,860	$1,857,210
CIFC Funding Ltd.
5.64%, 01/22/31, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD2,709	2,709,340
6.27%, 07/16/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD850	851,615
5.70%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD300	299,542
5.53%, 10/18/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD607	606,294
6.13%, 07/18/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD640	640,704
5.60%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD2,750	2,750,000
5.82%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD320	320,354
5.93%, 01/18/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD500	497,700
5.63%, 07/18/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD2,238	2,238,777
5.66%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD900	898,125
5.69%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD2,170	2,170,000
5.71%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD4,000	4,000,000
6.03%, 07/25/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD250	248,375
5.64%, 07/23/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,250	1,249,451
7.23%, 07/23/37, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD1,730	1,671,294
5.67%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD2,745	2,743,081
8.52%, 01/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD2,000	2,002,391
5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD2,250	2,250,000
6.02%, 10/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD2,500	2,495,000
6.17%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD1,370	1,365,479
5.40%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,000	986,594
6.75%, 04/23/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD2,500	2,460,506
5.64%, 10/24/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	2,999,168
5.41%, 04/15/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD3,690	3,666,015
Series 2020 3A, Class A1R, 5.66%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD6,620	6,620,000
Clover CLO LLC, 5.70%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD250	249,495
College Ave Student Loans LLC
3.06%, 07/26/55(a)	USD77	71,197
1.76%, 06/25/52, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD841	828,326
2.72%, 07/26/55(a)	USD157	143,037
1.60%, 07/25/51(a)	USD353	319,207
College Avenue Student Loans LLC, 5.34%, 07/26/55, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD1,090	1,075,314

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Concord Music Royalties LLC, 5.64%, 10/20/74(a)	USD1,013	$997,995
Contego CLO V DAC, 5.53%, 10/15/37, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR1,560	1,713,857
Contego CLO VII DAC, 5.63%, 01/23/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR1,980	2,205,421
Contego CLO XI DAC, 5.94%, 11/20/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR850	941,777
Crown Point CLO 8 Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD250	249,485
Cumulus Static CLO DAC, 6.26%, 11/15/33, (3-mo. EURIBOR + 3.700%)(b)(c)	EUR333	375,724
Diameter Capital CLO 1 Ltd., 5.65%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,250	3,250,120
Diameter Capital CLO 2 Ltd., 5.65%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,000	3,000,115
Diameter Capital CLO 3 Ltd., 5.59%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,000	2,998,171
Diameter Capital CLO 4 Ltd., 6.09%, 01/15/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD1,555	1,561,761
Diameter Capital CLO 9 Ltd., 5.49%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD3,150	3,120,321
Dilosk Rmbs No. 9 Dac, 2.84%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR551	622,485
Dowson PLC
6.06%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP118	156,067
6.81%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP100	132,253
5.34%, 08/20/31(c)	GBP1,137	1,515,989
5.71%, 08/20/31, (1-day SONIA + 1.250%)(b)(c)	GBP665	883,866
8.41%, 08/20/31, (1-day SONIA + 3.950%)(b)(c)	GBP500	662,162
11.41%, 08/20/31, (1-day SONIA + 6.950%)(b)(c)	GBP500	662,283
Dryden 102 CLO Ltd., 7.16%, 10/15/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD250	250,556
Dryden 107 CLO Ltd., 9.47%, 08/15/35, (3-mo. CME Term SOFR + 5.150%)(a)(b)	USD250	251,670
Dryden 37 Senior Loan Fund, 5.62%, 01/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD378	377,418
Dryden 40 Senior Loan Fund, 5.47%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD5,116	5,103,167
Dryden 50 Senior Loan Fund, 5.52%, 07/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,281	1,279,732
Dryden 53 CLO Ltd., 5.64%, 01/15/31, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD2,241	2,240,885
Dryden 54 Senior Loan Fund, 5.42%, 10/19/29, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,406	1,403,518
Dryden 60 CLO Ltd., 5.57%, 07/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD1,562	1,560,765
Dryden 64 CLO Ltd., 5.50%, 04/18/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD491	491,146
Dryden 70 CLO Ltd., 5.69%, 01/16/32, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD604	603,915
Dryden 72 CLO Ltd., 5.42%, 05/15/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD828	824,823
Dryden 77 CLO Ltd., 5.70%, 05/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD250	249,507
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 5.42%, 04/15/29, (3-mo. CME Term SOFR + 1.162%)(a)(b)	USD1,550	1,548,793
Eaton Vance CLO Ltd., 6.07%, 01/15/34, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD2,400	2,394,720
Security	Par (000)	Value
Edenbrook Mortgage Funding PLC
6.42%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP144	$190,427
7.02%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP99	131,846
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD53	51,762
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD114	112,127
6.37%, 02/04/48(a)	USD332	348,066
5.56%, 08/25/49(a)	USD5,468	5,557,767
Elmwood CLO 14 Ltd., 5.59%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD250	249,364
Elmwood CLO 15 Ltd., 5.61%, 04/22/35, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,250	1,250,000
Elmwood CLO 16 Ltd., 6.77%, 04/20/37, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD1,250	1,249,972
Elmwood CLO 19 Ltd., 11.28%, 10/17/36, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD2,000	2,015,807
Elmwood CLO 29 Ltd.
5.79%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD1,000	1,000,558
10.67%, 04/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD1,500	1,519,664
Elmwood CLO 38 Ltd., 5.43%, 04/22/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD3,000	2,979,000
Elmwood CLO II Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD750	750,000
Elmwood CLO IV Ltd., 6.12%, 04/18/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD750	749,250
Elmwood CLO VII Ltd., 5.64%, 10/17/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	1,000,000
Elmwood CLO XI Ltd.
5.84%, 01/20/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,115	1,104,296
6.99%, 01/20/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,000	982,434
Elmwood CLO XII Ltd., 5.62%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	1,000,000
Empower CLO Ltd., 7.58%, 04/25/36, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD420	420,000
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD636	635,209
6.40%, 03/20/30(a)	USD513	521,841
5.23%, 03/20/30(a)	USD1,406	1,416,616
5.51%, 01/22/29(a)	USD1,110	1,113,422
FACT SA, 3.25%, 09/22/31, (1-mo. EURIBOR + 1.050%)(b)(c)	EUR300	340,338
Fair Oaks Loan Funding III DAC, 5.28%, 10/15/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,160	1,287,849
Fidelity Grand Harbour CLO DAC
5.88%, 10/15/34, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR1,000	1,116,887
6.38%, 04/15/38, (3-mo. EURIBOR + 4.100%)(b)(c)	EUR200	227,877
5.26%, 02/15/38, (3-mo. EURIBOR + 2.700%)(b)(c)	EUR2,040	2,237,302
FIGRE Trust
5.06%, 09/25/54(a)(b)	USD7,048	7,039,917
5.83%, 01/25/55(a)(b)	USD5,642	5,693,110
Finance Ireland Auto Receivables No. 2 DAC, 3.20%, 11/14/34, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR276	312,935
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD500	492,908
Flatiron CLO 21 Ltd., 5.63%, 10/19/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD250	249,911

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Flatiron CLO 25 Ltd., 9.53%, 10/17/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD780	$739,548
Flatiron CLO 28 Ltd., 5.58%, 07/15/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD500	498,779
Ford Credit Auto Owner Trust
5.27%, 05/17/27	USD72	72,305
5.28%, 02/15/36(a)	USD166	170,798
4.87%, 08/15/36(a)(d)	USD1,251	1,272,886
Ford Credit Auto Owner Trust/Ford Credit, 5.01%, 08/15/37(a)(d)	USD3,872	3,913,943
Fort Greene Park CLO LLC, 8.67%, 04/22/34, (3-mo. CME Term SOFR + 4.400%)(a)(b)	USD1,000	932,121
Fortuna Consumer Loan ABS DAC
2.92%, 10/18/34, (1-mo. EURIBOR + 0.720%)(b)	EUR2,300	2,604,256
3.50%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR300	340,993
3.85%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR100	113,674
6.30%, 10/18/34, (1-mo. EURIBOR + 4.100%)(b)	EUR300	344,077
3.35%, 04/18/35, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR600	676,645
3.70%, 04/18/35, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR200	225,656
3.05%, 04/18/35, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR3,300	3,732,425
Foundation Finance Trust
2.19%, 01/15/42(a)	USD328	307,285
6.53%, 06/15/49(a)	USD1,924	2,004,333
4.60%, 03/15/50(a)	USD3,560	3,549,152
4.93%, 03/15/50(a)	USD4,698	4,669,304
4.95%, 04/15/50(a)	USD4,000	4,011,449
5.67%, 12/15/43(a)	USD3,086	3,148,010
FS Rialto Issuer LLC
5.95%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	USD4,000	3,992,274
5.71%, 08/19/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD7,370	7,284,618
FTA Consumo Santander
3.91%, 07/20/38, (3-mo. EURIBOR + 1.650%)(b)(c)	EUR173	195,140
3.56%, 07/20/38, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR173	195,597
Galaxy 32 CLO Ltd., 8.57%, 10/20/36, (3-mo. CME Term SOFR + 4.300%)(a)(b)	USD1,500	1,505,325
Galaxy 34 CLO Ltd., 6.17%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD2,000	1,971,972
Galaxy XV CLO Ltd., 5.97%, 10/15/30, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD500	499,455
Galaxy XX CLO Ltd., 5.53%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD808	807,862
Galaxy XXI CLO Ltd., 5.55%, 04/20/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD816	816,030
Galaxy XXV CLO Ltd., 6.28%, 04/25/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD250	248,850
Galaxy XXVI CLO Ltd.
5.50%, 11/22/31, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD567	566,604
5.93%, 11/22/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,480	1,481,587
Galaxy XXVII CLO Ltd.
5.60%, 05/16/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD362	361,758
6.13%, 05/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD250	250,875
Security	Par (000)	Value
Galaxy XXVIII CLO Ltd.
5.62%, 07/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD457	$457,122
6.12%, 07/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD1,000	1,003,100
GAMMA Sociedade de Titularizacao de Creditos, 3.42%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR900	1,020,685
Generate CLO 17 Ltd., 5.67%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,000	999,630
Generate CLO 4 Ltd., 5.70%, 07/20/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	USD1,125	1,125,000
Generate CLO 7 Ltd., 5.89%, 04/22/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD500	500,696
GM Financial Revolving Receivables Trust, 4.52%, 03/11/37(a)	USD2,400	2,413,008
GMF Floorplan Owner Revolving Trust, 5.83%, 06/15/30(a)	USD188	192,547
Golden Bar Securitisation SRL, 3.89%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR221	251,522
Golden Ray SA - Compartment 1
2.95%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR641	726,147
3.65%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR100	112,654
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.37%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD750	723,785
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.35%, 10/20/34, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD5,640	5,601,449
9.17%, 10/20/34, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD1,200	1,132,298
GoldenTree Loan Management U.S. CLO 14 Ltd., 10.17%, 07/20/37, (3-mo. CME Term SOFR + 5.900%)(a)(b)	USD1,000	958,910
Goldentree Loan Management U.S. CLO 15 Ltd., 6.67%, 10/20/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD340	341,224
GoldenTree Loan Management U.S. CLO 16 Ltd., 5.39%, 01/20/38, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD1,500	1,482,354
GoldenTree Loan Management U.S. CLO 20 Ltd., 5.72%, 07/20/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD722	722,495
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.17%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD2,000	1,972,246
GoldenTree Loan Management U.S. CLO 23 Ltd., 5.55%, 01/20/39, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD4,000	3,962,474
GoldenTree Loan Management U.S. CLO 24 Ltd., 5.43%, 10/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD2,000	1,982,500
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.67%, 04/20/37, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD250	249,745
Goldman Home Improvement Trust Issuer Trust, 6.80%, 10/25/52(a)	USD1,328	1,364,728
Golub Capital Partners 48 LP, 5.59%, 04/17/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD500	496,553
Golub Capital Partners CLO 41B-R Ltd., 5.85%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	USD4,250	4,250,926

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Golub Capital Partners CLO 43B Ltd., 5.61%, 10/20/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,000	$999,434
Golub Capital Partners CLO 55B Ltd., 5.73%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD3,250	3,245,730
Golub Capital Partners CLO 58B Ltd., 5.72%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD1,000	998,761
Golub Capital Partners CLO 64B Ltd., 7.33%, 10/25/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD1,000	969,286
Golub Capital Partners CLO 66B Ltd., 9.78%, 04/25/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD5,000	5,039,751
Golub Capital Partners CLO 74 B Ltd., 6.13%, 07/25/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD950	947,720
Golub Capital Partners CLO 76 B Ltd., 5.65%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD350	350,000
Golub Capital Partners CLO 77 B Ltd.
7.00%, 01/25/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD3,000	2,953,256
5.55%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,350	1,336,082
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD4,994	5,029,542
5.38%, 02/20/49(a)	USD5,578	5,623,161
GoodLeap Sustainable Home Solutions Trust, 4.95%, 07/20/49(a)	USD177	161,855
Gracie Point International Funding, 7.52%, 09/01/26, (90-day Avg SOFR + 3.100%)(a)(b)	USD1,700	1,693,340
Gracie Point International Funding LLC
6.67%, 03/01/27, (90-day Avg SOFR + 2.250%)(a)(b)	USD247	246,244
6.37%, 09/01/26, (90-day Avg SOFR + 1.950%)(a)(b)	USD1,811	1,808,611
6.12%, 03/01/28, (90-day Avg SOFR + 1.700%)(a)(b)	USD4,510	4,489,383
Green Lakes Park CLO LLC, 5.48%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,000	991,632
GreenSky Home Improvement Issuer Trust
5.15%, 10/27/59(a)	USD1,117	1,122,149
6.43%, 10/27/59(a)	USD4,201	4,251,070
5.26%, 10/27/59(a)	USD5,801	5,810,020
5.22%, 03/25/60(a)	USD1,093	1,097,221
5.25%, 10/27/59(a)	USD7,981	7,991,730
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD1,044	1,060,208
5.87%, 06/25/59(a)	USD2,143	2,178,535
Greenwood Park CLO Ltd., 5.53%, 04/15/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD213	213,266
Greywolf CLO VI Ltd., 5.57%, 04/26/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD1,375	1,374,952
HalseyPoint CLO 4 Ltd., 5.75%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD900	898,992
Henley CLO IV DAC, 5.16%, 04/25/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,000	1,127,297
Henley CLO XI DAC, 4.96%, 04/25/39, (3-mo. EURIBOR + 2.600%)(b)(c)	EUR2,280	2,503,018
Henley CLO XII DAC, 5.88%, 01/15/38, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR850	949,057
Hermitage PLC
5.71%, 04/21/33, (1-day SONIA + 1.250%)(b)(c)	GBP214	284,299
Security	Par (000)	Value
5.36%, 04/21/33, (1-day SONIA + 0.900%)(b)(c)	GBP641	$855,975
8.36%, 04/21/33, (1-day SONIA + 3.900%)(b)(c)	GBP71	94,728
6.81%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP71	95,397
6.06%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP71	94,722
Hill FL BV
2.92%, 10/18/32, (1-mo. EURIBOR + 0.720%)(c)	EUR1,400	1,584,563
4.15%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR100	113,260
Huntington Bank Auto Credit-Linked Notes, 5.70%, 10/20/32, (30-day Avg SOFR + 1.350%)(a)(b)	USD2,232	2,228,285
Huntington Bank Auto Credit-Linked Notes Series, 5.75%, 05/20/32, (30-day Avg SOFR + 1.400%)(a)(b)	USD791	788,777
Incref LLC, 6.06%, 10/19/42(a)	USD8,695	8,673,262
Invesco CLO Ltd., 6.07%, 04/20/35, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD500	497,400
Italian Stella Loans SRL, 3.53%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	113,403
Jubilee CLO DAC, 5.48%, 01/15/39, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,420	1,581,268
Kings Park CLO Ltd., 5.66%, 01/21/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,342	1,341,884
KKR Financial CLO Ltd., 5.71%, 04/15/29, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD2,000	1,998,417
Lake George Park CLO Ltd., 8.87%, 04/15/38, (3-mo. CME Term SOFR + 4.600%)(a)(b)	USD1,000	938,654
LCM 29 Ltd., 6.12%, 04/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD1,420	1,418,580
LCM 36 Ltd., 5.33%, 01/15/34, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD9,250	9,181,832
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD280	268,313
3.41%, 11/20/31(a)	USD710	665,438
5.12%, 07/20/32(a)	USD2,908	2,906,478
5.62%, 07/20/32(a)	USD300	300,541
5.53%, 06/21/32(a)	USD6,407	6,504,424
6.40%, 06/21/32(a)	USD1,957	2,015,289
7.21%, 06/21/32(a)	USD5,241	5,425,964
3.09%, 04/20/32(a)	USD945	873,214
4.47%, 02/21/34(a)	USD1,850	1,833,517
5.25%, 02/21/34(a)	USD2,153	2,147,290
Liberty Series, 5.19%, 05/25/32, (1-month BB Swap + 1.200%)(b)	AUD307	197,018
LoanCore, 5.71%, 08/17/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD9,050	8,946,108
Long Point Park CLO Ltd., 6.94%, 01/17/30, (3-mo. CME Term SOFR + 2.662%)(a)(b)	USD2,400	2,376,332
LT Rahoitus DAC, 3.10%, 07/18/36, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR200	226,006
Lyra Music Assets Delaware LP, 5.76%, 12/22/64(a)	USD2,284	2,248,240
Madison Park Funding LIX Ltd., 5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD2,000	2,000,000
Madison Park Funding LXI Ltd., 6.00%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	USD255	255,638
Madison Park Funding LXXI Ltd., 5.41%, 04/23/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD4,810	4,778,735

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Madison Park Funding XXVII Ltd., 7.17%, 04/20/38, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD1,750	$1,715,000
Madison Park Funding XXXI Ltd., 6.08%, 07/23/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD1,000	995,200
Madison Park Funding XXXIII Ltd., 6.06%, 10/15/32, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD475	473,243
Madison Park Funding XXXIV Ltd., 7.61%, 10/16/37, (3-mo. CME Term SOFR + 3.350%)(a)(b)	USD1,500	1,494,936
Madison Park Funding XXXVI Ltd., 5.32%, 04/15/35, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD250	247,877
Madison Park Funding XXXVII Ltd.
8.01%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	USD500	501,894
6.86%, 04/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD1,500	1,503,340
Marathon CLO XIII Ltd., 5.46%, 04/15/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,370	3,361,904
Marble Point CLO XXII Ltd., 5.74%, 07/25/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD1,000	1,000,000
Mariner Finance Issuance Trust
2.33%, 03/20/36(a)	USD350	331,332
7.11%, 10/22/35(a)	USD774	788,595
6.70%, 10/22/35(a)	USD5,997	6,051,811
7.90%, 10/22/35(a)	USD1,395	1,437,092
8.85%, 10/22/35(a)	USD2,725	2,816,946
2.10%, 11/20/36(a)	USD1,987	1,894,007
3.42%, 11/20/36(a)	USD1,177	1,097,861
1.86%, 03/20/36(a)	USD480	461,631
5.13%, 09/22/36(a)	USD1,600	1,623,718
6.77%, 09/22/36(a)	USD1,592	1,635,127
5.73%, 11/20/38(a)	USD2,340	2,374,927
6.36%, 11/20/38(a)	USD2,102	2,119,747
MF1 LLC, 6.06%, 03/19/39, (1-mo. CME Term SOFR + 1.737%)(a)(b)	USD5,826	5,811,249
MFA Trust, 6.33%, 09/25/54(d)	USD1,810	1,813,259
MidOcean Credit CLO XII Ltd., 5.61%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,500	2,500,000
Mila BV
2.82%, 09/16/41	EUR405	458,025
3.08%, 09/16/41, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR100	112,885
Milford Park CLO Ltd., 5.43%, 01/20/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	USD3,000	2,977,500
Milos CLO Ltd.
6.08%, 10/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD1,000	1,000,100
5.60%, 10/20/30, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD658	656,890
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD1,677	1,714,922
Morgan Stanley Eaton Vance CLO Ltd.
9.77%, 07/20/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD1,000	1,006,545
6.22%, 10/20/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD2,000	1,978,975
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD294	242,111
4.01%, 06/22/43(a)	USD38	34,648
6.40%, 05/20/53(a)	USD125	127,620
4.20%, 02/22/44(a)	USD124	115,445
Security	Par (000)	Value
MP CLO III Ltd., 5.78%, 10/20/30, (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD11	$10,526
Navient Private Education Loan Trust
6.04%, 10/15/31, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD45	44,733
3.61%, 12/15/59(a)	USD324	322,067
5.89%, 07/16/40, (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD1,521	1,529,346
6.14%, 11/15/30, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD316	316,599
5.16%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD1,114	1,113,993
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD41	40,593
5.51%, 10/15/71(a)	USD233	238,548
0.97%, 12/16/69(a)	USD8,073	7,107,780
1.06%, 10/15/69(a)	USD3,870	3,477,236
3.33%, 05/15/69(a)	USD100	87,896
6.04%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD2,000	2,013,236
5.34%, 01/15/43, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD788	787,481
5.49%, 12/15/59, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD1,690	1,687,877
0.84%, 05/15/69(a)	USD297	271,575
5.66%, 10/15/72(a)	USD5,400	5,510,024
1.33%, 04/15/69(a)	USD777	718,951
Series 2020-IA, Class A1B, 5.44%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD2,982	2,965,069
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD373	368,875
Navient Student Loan Trust, 6.04%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD1,007	1,012,479
Nelnet Student Loan Trust
5.46%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD10,883	10,771,093
2.85%, 04/20/62(a)	USD300	261,647
5.17%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD3,435	3,415,836
3.36%, 04/20/62(a)	USD664	565,580
5.12%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD255	249,897
2.90%, 04/20/62(a)	USD500	440,710
1.36%, 04/20/62(a)	USD1,795	1,672,050
6.60%, 11/25/53, (30-day Avg SOFR + 2.250%)(a)(b)	USD328	333,283
2.85%, 04/20/62(a)	USD1,483	1,299,330
1.63%, 04/20/62(a)	USD2,182	2,056,618
1.36%, 04/20/62(a)	USD991	921,693
5.43%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	USD6,186	6,126,684
Series 2021-A, Class A1, 5.23%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD463	462,609
Series 2021-BA, Class AFL, 5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD1,298	1,291,430
Neuberger Berman CLO XV, 5.87%, 10/15/29, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD250	248,803
Neuberger Berman CLO XX Ltd., 5.47%, 04/15/39, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,750	1,731,288
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.93%, 01/20/32, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD225	223,785
5.52%, 01/20/32, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD1,986	1,983,184

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Neuberger Berman Loan Advisers CLO 34 Ltd., 5.51%, 01/20/35, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD3,939	$3,931,868
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.58%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD3,978	3,977,916
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.91%, 10/16/35, (3-mo. CME Term SOFR + 2.650%)(a)(b)	USD425	416,312
Neuberger Berman Loan Advisers NBLA CLO Ltd., 6.28%, 10/24/38, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD3,000	2,968,363
New Mountain CLO 1 Ltd., 5.51%, 01/15/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD2,525	2,499,871
New Mountain CLO 2 Ltd., 5.62%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	2,999,495
New Mountain CLO 4 Ltd., 6.22%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD1,000	1,000,000
Newday Funding Master Issuer PLC
7.11%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP142	190,819
6.36%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP100	133,973
5.86%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP100	133,330
6.06%, 11/15/32, (1-day SONIA + 1.600%)(c)	GBP151	200,435
5.76%, 11/15/32, (1-day SONIA + 1.300%)(c)	GBP438	583,952
5.36%, 11/15/32, (1-day SONIA + 0.900%)(c)	GBP1,047	1,398,130
5.91%, 04/15/33, (1-day SONIA + 1.450%)(b)(c)	GBP317	423,059
5.61%, 04/15/33, (1-day SONIA + 1.150%)(b)(c)	GBP194	258,838
5.31%, 04/15/33, (1-day SONIA + 0.850%)(b)(c)	GBP1,989	2,652,934
Newday Funding Master Issuer PLC - Series, 5.36%, 07/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP710	949,101
Noria DE
3.08%, 02/25/43, (1-mo. EURIBOR + 0.950%)	EUR400	451,928
3.38%, 02/25/43, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR200	225,223
3.78%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)(c)	EUR100	112,602
5.68%, 02/25/43, (1-mo. EURIBOR + 3.550%)(b)(c)	EUR100	114,013
NYACK Park CLO Ltd., 5.65%, 10/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD252	252,000
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD1,773	1,756,195
Oak Hill Credit Partners X-R Ltd.
5.40%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD3,000	2,980,500
6.77%, 04/20/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD950	932,719
7.87%, 04/20/38, (3-mo. CME Term SOFR + 3.600%)(a)(b)	USD1,500	1,500,977
Oaktree CLO Ltd.
9.51%, 04/15/36, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD2,775	2,775,000
5.45%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD1,000	991,073
5.23%, 01/15/35, (3-mo. CME Term SOFR + 0.970%)(a)(b)	USD2,500	2,473,122
5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD3,000	2,995,392
Security	Par (000)	Value
OCP Aegis CLO Ltd., 5.48%, 01/16/37, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,000	$1,983,180
OCP CLO Ltd.
5.47%, 04/10/33, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD4,781	4,773,620
5.62%, 04/26/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD136	135,893
6.02%, 07/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD500	498,100
5.67%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD2,750	2,745,875
5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD680	677,620
7.37%, 07/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD1,260	1,216,358
5.70%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD2,225	2,222,930
11.04%, 04/23/37, (3-mo. CME Term SOFR + 6.760%)(a)(b)	USD1,200	1,158,452
5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD2,000	1,999,657
5.95%, 10/18/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD5,000	4,979,000
5.93%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD2,750	2,743,261
5.53%, 10/17/36, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,020	1,017,960
5.61%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD3,000	2,992,500
5.68%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD5,000	4,994,631
5.54%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,000	989,817
5.95%, 01/21/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD3,000	2,981,821
10.11%, 07/16/35, (3-mo. CME Term SOFR + 5.850%)(a)(b)	USD1,240	1,213,178
5.59%, 01/26/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,000	1,998,437
5.45%, 01/20/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,250	1,239,460
5.40%, 04/17/37, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD8,250	8,165,560
Octagon Investment Partners 18-R Ltd., 5.48%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD1,150	1,148,910
Octagon Investment Partners 35 Ltd., 5.59%, 01/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD1,229	1,228,632
Octagon Investment Partners 36 Ltd.
5.49%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD1,414	1,412,425
5.91%, 04/15/31, (3-mo. CME Term SOFR + 1.652%)(a)(b)	USD250	249,650
Octagon Investment Partners XVI Ltd., 5.56%, 07/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD1,024	1,023,380
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.54%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD200	200,421
OHA Credit Funding 10 Ltd., 5.66%, 01/18/36, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD950	948,268
OHA Credit Funding 13 Ltd., 5.62%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD751	750,543

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 2 Ltd.
5.51%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD500	$494,744
6.97%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,550	1,523,206
OHA Credit Funding 3 Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD750	750,000
OHA Credit Funding 5 Ltd., 5.97%, 10/18/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,750	1,735,301
OHA Credit Funding 6 Ltd., 5.60%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,000	3,001,134
OHA Credit Funding 7 Ltd., 10.52%, 02/24/37, (3-mo. CME Term SOFR + 6.250%)(a)(b)	USD900	888,824
OHA Credit Funding 9 Ltd.
5.62%, 10/19/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD5,000	4,997,577
5.97%, 10/19/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD2,000	1,984,200
6.22%, 10/19/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD1,000	989,484
OHA Credit Partners XVI
5.62%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD625	624,627
5.97%, 10/18/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,500	1,487,850
OHA Loan Funding Ltd.
5.63%, 05/23/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD157	156,903
5.68%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD2,500	2,496,382
6.23%, 01/19/37, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD500	499,400
5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD250	250,207
OneMain Direct Auto Receivables Trust
5.94%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD287	288,152
5.81%, 02/14/31(a)	USD310	318,389
6.10%, 07/14/37(a)	USD1,651	1,672,042
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD350	339,353
2.47%, 06/16/36(a)	USD500	451,201
4.89%, 10/14/34(a)	USD1,064	1,063,234
1.75%, 09/14/35(a)	USD500	484,954
5.50%, 06/14/38(a)	USD2,310	2,373,112
1.95%, 06/16/36(a)	USD200	185,729
2.21%, 09/14/35(a)	USD392	371,323
7.52%, 09/15/36(a)	USD595	617,098
5.84%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD4,250	4,269,370
6.17%, 09/15/36(a)	USD323	333,588
7.49%, 06/14/38(a)	USD595	622,787
2.76%, 09/14/35(a)	USD575	545,897
5.79%, 05/14/41(a)	USD3,710	3,826,200
Orchard Park CLO Ltd.
5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	999,688
9.87%, 10/20/37, (3-mo. CME Term SOFR + 5.600%)(a)(b)	USD1,000	968,108
Owl Rock CLO V Ltd., 6.05%, 04/20/34, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD1,500	1,500,980
OZLM Funding II Ltd., 6.08%, 07/30/31, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,000	2,999,430
OZLM VI Ltd., 5.41%, 04/17/31, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD1,037	1,035,639
Security	Par (000)	Value
OZLM XVIII Ltd.
5.54%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD1,489	$1,489,275
6.07%, 04/15/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD500	501,900
Palmer Square CLO Ltd.
5.73%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD4,717	4,711,104
6.17%, 01/15/35, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD500	500,000
5.62%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD250	250,000
5.87%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD6,940	6,869,908
5.97%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD4,500	4,460,850
10.57%, 10/15/34, (3-mo. CME Term SOFR + 6.312%)(a)(b)	USD955	939,305
10.67%, 01/15/35, (3-mo. CME Term SOFR + 6.412%)(a)(b)	USD275	272,304
8.81%, 04/20/38, (3-mo. CME Term SOFR + 4.500%)(a)(b)	USD750	707,894
6.76%, 04/20/38, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD1,000	984,014
5.42%, 04/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD3,000	2,971,509
Series 2021-3A, Class A1, 5.67%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD1,000	1,000,276
Palmer Square European CLO DAC, 6.28%, 01/15/38, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR372	421,991
Palmer Square European Loan Funding DAC
5.71%, 05/15/34, (3-mo. EURIBOR + 3.150%)(b)(c)	EUR730	813,925
5.74%, 05/15/34, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR850	944,778
Palmer Square Loan Funding Ltd.
5.31%, 04/15/30, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD41	41,046
5.86%, 04/15/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,000	1,001,335
5.36%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD270	270,401
5.53%, 10/15/30, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD106	105,697
5.38%, 08/08/32, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD4,258	4,240,206
6.20%, 08/08/32, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,000	995,098
7.25%, 08/08/32, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD2,000	1,991,200
6.16%, 10/15/30, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD4,050	4,057,695
9.16%, 10/15/32, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD945	930,190
8.96%, 01/15/33, (3-mo. CME Term SOFR + 4.700%)(a)(b)	USD750	729,785
5.66%, 04/15/31, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,150	1,149,887
6.57%, 02/15/33, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD1,000	967,525
Panorama Auto Trust
5.08%, 03/15/33(c)	AUD3,286	2,091,693
5.46%, 03/15/33, (1-month BB Swap + 1.350%)(b)(c)	AUD576	365,533

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Park Blue CLO Ltd.
5.76%, 07/25/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD2,725	$2,725,000
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,000	999,486
5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD3,000	2,958,050
PCL Funding IX PLC
5.36%, 07/16/29, (1-day SONIA + 0.900%)(c)	GBP1,142	1,520,320
5.76%, 07/16/29, (1-day SONIA + 1.300%)(c)	GBP100	133,105
Peace Park CLO Ltd. Series 2021 1A, Class A, 5.66%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,237	1,238,239
Penta CLO 17 DAC, 5.81%, 08/15/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR685	756,462
PFP Ltd., 6.13%, 09/17/39, (1-mo. CME Term SOFR + 1.832%)(a)(b)	USD1,951	1,953,890
PFS Financing Corp.
4.90%, 08/15/27(a)	USD1,172	1,171,248
5.64%, 01/15/28, (30-day Avg SOFR + 1.300%)(a)(b)	USD2,440	2,446,025
5.54%, 04/15/28, (30-day Avg SOFR + 1.200%)(a)(b)	USD1,750	1,751,528
5.14%, 02/15/30(a)	USD8,050	8,123,880
Point Au Roche Park CLO Ltd., 5.61%, 07/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD700	699,695
Pony SA Compartment German Auto Loans
3.20%, 01/14/33, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR100	112,759
2.87%, 01/14/33, (1-mo. EURIBOR + 0.520%)(b)(c)	EUR1,116	1,261,873
3.55%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	113,477
Post CLO Ltd., 6.17%, 04/20/35, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,805	1,802,112
Post CLO VI Ltd., 5.88%, 01/20/38, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,750	1,748,646
PRET LLC
11.00%, 07/25/54(a)(d)	USD2,226	2,228,107
5.96%, 09/25/54(a)(d)	USD4,820	4,798,792
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD2,089	1,962,663
Providus CLO II DAC, 5.48%, 10/15/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR910	1,007,425
Providus Clo VI DAC, 5.72%, 05/20/34, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,000	1,113,196
Quarzo Srl, 1.00%, 03/15/42(c)	EUR1,067	1,208,752
Quarzo SRL
4.10%, 06/15/41, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR274	310,897
3.29%, 06/15/41, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR1,036	1,173,627
4.80%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR91	104,193
Race Point IX CLO Ltd., 5.46%, 10/15/30, (3-mo. CME Term SOFR + 1.202%)(a)(b)	USD192	191,450
Rad CLO 10 Ltd.
5.94%, 04/23/34, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD250	248,975
5.71%, 04/23/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD3,510	3,508,401
Rad CLO 18 Ltd., 6.21%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD250	250,603
Security	Par (000)	Value
RAD CLO 21 Ltd., 6.08%, 01/25/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,120	$3,067,121
Rad CLO 22 Ltd., 6.10%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD1,890	1,892,830
Rad CLO 24 Ltd., 6.27%, 07/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD1,000	1,001,800
Rad CLO 25 Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD2,000	2,001,726
RAD CLO 27 Ltd., 5.61%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD1,000	999,161
RAD CLO 28 Ltd., 7.06%, 04/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD750	739,076
Rad CLO 4 Ltd., 5.51%, 04/25/32, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD796	794,430
Rad CLO 5 Ltd., 5.66%, 07/24/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD1,526	1,525,820
Rad CLO 6 Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,000	3,000,000
Rad CLO 7 Ltd., 5.63%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,500	1,500,000
Recette CLO Ltd., 5.61%, 04/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD2,280	2,275,440
Red & Black Auto Italy SRL
2.96%, 07/28/36, (1-mo. EURIBOR + 0.810%)(b)(c)	EUR950	1,076,397
3.25%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR100	113,523
Regatta 30 Funding Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD3,000	2,990,121
Regatta 31 Funding Ltd.
5.40%, 03/25/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD2,590	2,577,050
5.83%, 03/25/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,075	1,064,787
7.03%, 03/25/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD2,000	1,968,744
Regatta VI Funding Ltd., 5.69%, 04/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD2,000	2,000,000
Regatta XII Funding Ltd., 5.65%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,540	3,540,000
Regatta XIV Funding Ltd., 5.38%, 10/25/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD266	265,042
Regatta XVIII Funding Ltd.
5.81%, 04/15/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,855	2,825,878
5.42%, 04/15/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	USD2,500	2,487,500
Regatta XXIV Funding Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD3,000	2,994,802
Regatta XXVIII Funding Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD750	750,801
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD848	839,707
1.68%, 03/17/31(a)	USD788	783,233
1.90%, 08/15/33(a)	USD4,477	4,240,789
2.42%, 03/17/31(a)	USD400	394,893
2.35%, 08/15/33(a)	USD1,710	1,573,291
3.71%, 03/15/32(a)	USD1,080	1,056,827
5.83%, 07/15/36(a)	USD1,371	1,404,704
7.46%, 07/15/36(a)	USD3,844	3,967,864
5.49%, 12/15/33(a)	USD1,033	1,042,223
5.74%, 12/15/33(a)	USD3,736	3,760,414
6.33%, 12/15/33(a)	USD750	743,085
5.53%, 04/17/34(a)	USD2,797	2,824,599
Republic Finance Issuance Trust
2.30%, 12/22/31(a)	USD5,259	5,210,076

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.53%, 12/22/31(a)	USD5,550	$5,363,009
5.91%, 08/20/32(a)	USD4,124	4,190,017
6.47%, 08/20/32(a)	USD1,801	1,843,777
5.42%, 11/20/37(a)	USD7,613	7,704,788
5.86%, 11/20/37(a)	USD3,630	3,671,467
7.28%, 08/20/32(a)	USD1,665	1,704,504
Rockford Tower CLO Ltd.
5.72%, 10/20/30, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD487	486,666
5.69%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD550	549,076
5.69%, 10/20/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD137	137,175
5.54%, 10/15/29, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD40	39,554
Rockford Tower Europe CLO DAC, 5.21%, 10/25/27, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,980	2,201,817
Rockland Park CLO Ltd., 10.78%, 04/20/34, (3-mo. CME Term SOFR + 6.512%)(a)(b)	USD1,000	972,506
RR 16 Ltd., 5.63%, 07/15/36, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD250	249,375
RR 18 Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD2,500	2,500,500
RR 19 Ltd.
5.54%, 04/15/40, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,630	1,615,702
5.91%, 04/15/40, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD750	741,150
RR 20 Ltd., 5.25%, 07/15/37(a)	USD2,000	1,978,132
RR 26 Ltd., 5.38%, 04/15/38, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD3,000	2,974,812
RR 32 Ltd., 5.62%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD250	249,908
RR 37 Ltd., 5.49%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD3,000	2,973,261
RR 38 Ltd.
5.47%, 04/15/40, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,125	1,112,973
5.82%, 04/15/40, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD750	741,675
RR 8 Ltd., 5.61%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,045	2,040,653
RR15 Ltd., 5.97%, 04/15/36, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD300	298,110
Sandstone Peak II Ltd., 6.47%, 07/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	USD1,000	1,000,248
Sandstone Peak Ltd., 6.09%, 10/15/34, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD2,000	1,995,000
SC Germany SA Compartment Consumer
4.05%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR100	113,177
3.75%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	113,285
3.05%, 05/14/38(c)	EUR1,000	1,135,446
3.45%, 05/14/38, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR600	681,747
1.00%, 12/14/38, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	113,398
1.00%, 12/14/38, (1-mo. EURIBOR + 1.750%)(b)(c)	EUR100	113,398
1.00%, 12/14/38, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR400	453,140
SCF Rahoituspalvelut XIII DAC
2.71%, 06/25/34, (1-mo. EURIBOR + 0.580%)(b)(c)	EUR436	494,012
Security	Par (000)	Value
3.13%, 06/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR100	$112,804
3.53%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	112,952
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD32	30,644
6.39%, 11/20/35(a)	USD979	997,632
Shackleton CLO Ltd.
5.64%, 07/15/30, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD32	32,280
5.50%, 04/13/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD543	542,806
6.23%, 08/15/30, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	250,078
Signal Peak CLO 11 Ltd., 5.72%, 07/18/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD1,000	999,500
Signal Peak CLO 14 Ltd., 5.59%, 01/22/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD2,000	1,982,888
Signal Peak CLO 7 Ltd., 5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,000	1,000,000
Signal Peak CLO 8 Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,300	3,300,000
Silver Point CLO 4 Ltd., 5.89%, 04/15/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	USD2,000	2,002,895
Silver Point CLO 7 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,170	3,169,083
Silver Point CLO 8 Ltd., 5.43%, 04/15/38, (3-mo. CME Term SOFR + 1.210%)(a)(b)	USD3,000	2,981,205
Sixth Street CLO XIII Ltd., 5.49%, 01/21/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD1,000	988,362
Sixth Street CLO XIV Ltd.
5.82%, 01/20/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD3,735	3,687,565
5.47%, 01/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD2,700	2,672,242
Sixth Street CLO XIX Ltd., 6.23%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD500	498,500
Sixth Street CLO XX Ltd., 6.18%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	249,700
SLM Private Credit Student Loan Trust
4.80%, 12/16/41, (3-mo. CME Term SOFR + 0.502%)(b)	USD369	359,509
4.99%, 09/15/33, (3-mo. CME Term SOFR + 0.692%)(b)	USD228	224,979
Series 2004-A, Class A3, 4.96%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD283	281,829
Series 2005-A, Class A4, 4.87%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD1,355	1,329,507
Series 2006-A, Class A5, 4.85%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD79	77,073
SLM Private Education Loan Trust, 9.19%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD2,542	2,669,338
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD105	103,698
2.76%, 07/15/53(a)	USD1,016	911,803
2.31%, 01/15/53(a)	USD3,855	3,724,174
5.24%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD1,668	1,648,871
2.30%, 01/15/53(a)	USD1,407	1,362,800
5.79%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD1,323	1,331,500
5.44%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD539	539,614
4.48%, 05/16/50(a)	USD875	867,152
1.59%, 01/15/53(a)	USD5,670	5,161,212

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD2,683	$2,728,527
2.84%, 06/15/37(a)	USD189	184,820
1.34%, 03/17/53(a)	USD130	118,510
2.23%, 09/15/37(a)	USD114	109,717
5.19%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD86	86,139
5.67%, 11/15/52(a)	USD2,009	2,056,241
5.90%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD4,593	4,638,608
5.27%, 09/15/37, (1-mo. CME Term SOFR + 0.945%)(a)(b)	USD1,151	1,149,559
5.16%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD156	155,172
3.50%, 09/15/43(a)	USD26	25,894
3.50%, 06/17/41(a)	USD100	98,325
5.17%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD2,099	2,081,112
3.50%, 02/15/36(a)	USD28	27,907
5.31%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD810	809,498
5.29%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD567	564,657
2.50%, 09/15/54(a)	USD380	337,058
5.84%, 01/15/53, (30-day Avg SOFR + 1.500%)(a)(b)	USD1,630	1,641,100
1.07%, 01/15/53(a)	USD1,180	1,060,482
5.54%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD189	189,370
5.79%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD9,433	9,462,136
5.88%, 03/15/56(a)	USD669	686,286
5.29%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD3,464	3,446,165
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD156	155,704
6.15%, 10/15/58(a)	USD1,571	1,626,146
5.24%, 03/15/56(a)	USD2,093	2,116,090
1.39%, 01/15/53(a)	USD243	222,324
5.45%, 06/17/52, (30-day Avg SOFR + 1.100%)(a)(b)	USD1,766	1,753,030
3.25%, 11/16/54(a)	USD482	441,222
5.09%, 05/16/50(a)	USD5,072	4,908,902
3.00%, 08/15/45(a)	USD3,600	3,292,094
5.45%, 07/15/53, (30-day Avg SOFR + 1.100%)(a)(b)	USD453	448,705
3.56%, 06/15/43(a)	USD9,155	8,761,957
Series 2017-A, Class A2B, 5.34%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD18	18,276
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD10,414	10,424,751
5.12%, 02/27/34(a)	USD1,480	1,485,829
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD50	50,432
6.06%, 02/12/31(a)	USD699	703,428
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	USD954	933,392
SoFi Professional Loan Program LLC
3.59%, 01/25/48(a)	USD25	24,571
3.12%, 05/15/46(a)	USD365	311,493
3.61%, 09/25/40(a)	USD1,663	1,598,912
3.36%, 02/15/46(a)	USD537	452,639
1.95%, 02/15/46(a)	USD1,952	1,828,535
1.14%, 02/15/47(a)	USD1,725	1,509,172
SoFi Professional Loan Program Trust
2.17%, 05/15/46(a)	USD1,556	1,466,510
Security	Par (000)	Value
2.73%, 05/15/46(a)	USD1,350	$1,122,474
Sona Fios CLO III DAC, 5.49%, 04/20/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,800	1,985,768
Sound Point CLO V-R Ltd.
5.68%, 07/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD511	510,919
6.28%, 07/18/31, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD1,000	1,001,500
Sound Point CLO XXXII Ltd., 5.69%, 10/25/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD3,000	2,994,832
Sounds Point CLO IV-R Ltd., 5.68%, 04/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD1,188	1,188,100
Southwick Park CLO LLC, 5.59%, 07/20/32, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD956	955,749
STAR Trust, 6.77%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	USD1,667	1,684,493
Subway Funding LLC, 6.03%, 07/30/54(a)	USD1,106	1,119,036
Sycamore Tree CLO Ltd.
5.69%, 04/20/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,000	998,039
5.92%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD1,000	1,001,546
6.42%, 04/20/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD1,000	1,003,400
5.48%, 04/20/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,000	984,723
Symphony CLO 38 Ltd.
7.18%, 04/24/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD250	250,000
10.28%, 04/24/36, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD1,260	1,260,000
Symphony CLO 39 Ltd., 5.61%, 01/25/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,560	1,559,167
Symphony CLO 44 Ltd., 10.39%, 07/14/37, (3-mo. CME Term SOFR + 6.150%)(a)(b)	USD1,000	999,896
Symphony CLO Ltd., 6.53%, 04/24/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD250	250,000
Symphony CLO XIX Ltd., 5.48%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD893	893,159
Symphony CLO XVI Ltd., 5.46%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,125	3,121,502
Symphony CLO XX Ltd., 5.81%, 01/16/32, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,000	993,100
Symphony CLO XXVI Ltd., 5.61%, 04/20/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD1,651	1,649,621
Symphony CLO XXXIII Ltd., 5.54%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD1,000	998,305
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.95%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR100	113,366
4.15%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR100	113,367
6.35%, 10/27/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR100	114,135
TCI-Flatiron CLO Ltd.
5.38%, 01/17/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD275	274,327
5.54%, 11/17/30, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD219	219,182
6.14%, 11/17/30, (3-mo. CME Term SOFR + 1.822%)(a)(b)	USD2,500	2,502,250
7.33%, 11/17/30, (3-mo. CME Term SOFR + 3.012%)(a)(b)	USD1,250	1,252,561
7.28%, 01/17/32, (3-mo. CME Term SOFR + 3.000%)(a)(b)	USD250	250,537

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TCI-Symphony CLO Ltd.
5.52%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD1,728	$1,724,344
5.45%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD384	383,760
TCW CLO Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD750	747,000
Texas Debt Capital CLO Ltd.
10.27%, 04/22/37, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD2,000	1,976,422
9.37%, 04/20/36, (3-mo. CME Term SOFR + 5.100%)(a)(b)	USD10,000	10,063,505
Texas Debt Capital Euro CLO DAC, 5.85%, 07/16/38, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR828	939,221
Thayer Park CLO Ltd., 5.57%, 04/20/34, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD1,000	999,521
TIAA CLO IV Ltd., 6.02%, 01/20/32, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD1,240	1,240,037
TICP CLO VI Ltd., 5.64%, 01/15/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD250	249,348
TICP CLO VII Ltd., 6.16%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,000	997,200
TICP CLO XII Ltd., 5.69%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD250	250,000
Tikehau CLO VI DAC, 5.88%, 01/15/35, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR1,000	1,117,996
Tikehau CLO XII DAC, 5.49%, 10/20/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,300	1,450,067
Towd Point Mortgage Trust, 5.80%, 01/25/65(a)(d)	USD5,824	5,872,653
Trestles CLO II Ltd., 5.85%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	USD750	750,911
Trestles CLO III Ltd., 10.37%, 10/20/37, (3-mo. CME Term SOFR + 6.100%)(a)(b)	USD1,000	995,410
Trestles CLO IV Ltd., 5.70%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD2,580	2,575,717
Trestles CLO VII Ltd., 5.66%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD1,000	999,940
TREVA Equipment Finance SA - Compartment
3.10%, 01/20/35, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR117	132,870
2.84%, 01/20/35, (1-mo. EURIBOR + 0.640%)(b)(c)	EUR587	664,213
Tricon Residential Trust
4.75%, 04/17/41(a)	USD1,818	1,804,336
4.50%, 08/17/41(a)	USD1,376	1,361,670
Trimaran Cavu Ltd., 7.79%, 10/25/34, (3-mo. CME Term SOFR + 3.512%)(a)(b)	USD1,500	1,485,428
Trimaran CAVU Ltd.
5.67%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD4,000	4,000,000
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD4,000	4,000,000
6.01%, 01/25/38, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD2,100	2,074,821
10.51%, 01/25/38, (3-mo. CME Term SOFR + 6.250%)(a)(b)	USD2,000	1,980,558
Trinitas CLO VI Ltd., 5.61%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD255	255,000
Trinitas CLO VII Ltd., 5.34%, 01/25/35, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD5,000	4,960,384
Trinitas CLO XIV Ltd., 5.62%, 01/25/34, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,405	2,404,760
Trinitas CLO XVI Ltd., 5.71%, 07/20/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD2,750	2,750,000
Security	Par (000)	Value
Trinitas CLO XVIII Ltd., 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD1,000	$999,279
Trinitas CLO XXV Ltd., 6.13%, 01/23/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD550	551,338
Trinitas CLO XXX Ltd., 11.18%, 10/23/37, (3-mo. CME Term SOFR + 6.900%)(a)(b)	USD1,500	1,474,548
Trinitas CLO XXXI Ltd., 5.62%, 01/22/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD270	268,766
Valley Stream Park CLO Ltd., 6.12%, 01/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD5,840	5,781,605
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	653,097
Verizon Master Trust, 4.83%, 12/22/31(a)	USD345	351,336
Victory Street CLO I DAC, 6.23%, 01/15/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR1,250	1,400,996
Vista Point Securitization Trust, 6.68%, 05/25/54(a)(d)	USD1,895	1,918,304
Voya CLO Ltd.
6.19%, 10/17/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	249,500
5.56%, 04/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD9	9,011
6.42%, 10/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD400	400,987
5.52%, 07/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD107	106,763
5.46%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,558	3,550,660
5.47%, 07/20/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,614	3,604,807
5.42%, 10/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,771	1,771,407
5.42%, 10/18/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,201	1,200,512
5.52%, 04/18/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD1,568	1,568,322
5.83%, 04/19/31, (3-mo. CME Term SOFR + 1.562%)(a)(b)	USD1,050	1,047,270
5.51%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD351	351,185
5.48%, 04/19/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD389	388,651
5.63%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD5,000	5,000,000
5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD1,000	999,328
Voya Euro CLO IV DAC, 5.38%, 10/15/34, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR500	557,256
Voya Ltd. Series 2012-4, , 5.52%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD58	57,828
Warwick Capital CLO 1 Ltd., 6.37%, 10/20/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD2,000	2,006,058
Warwick Capital CLO 5 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD500	499,779
Wellington Management CLO 4 Ltd., 5.43%, 04/18/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD3,500	3,452,630
Whitebox CLO I Ltd.
5.60%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD5,835	5,820,412
8.53%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD1,960	1,962,044

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Whitebox CLO II Ltd.
5.66%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD1,750	$1,752,291
6.03%, 10/24/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD250	245,850
Whitebox CLO III Ltd.
5.53%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD5,550	5,538,900
7.11%, 10/15/35, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD750	738,560
9.91%, 10/15/35, (3-mo. CME Term SOFR + 5.650%)(a)(b)	USD1,500	1,454,973
Wildwood Park CLO Ltd.
5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	2,999,108
10.02%, 10/20/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	USD1,000	972,832
Wind River CLO Ltd., 5.58%, 07/18/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD36	36,344
Total Asset-Backed Securities — 16.4% (Cost: $1,429,342,570)		1,430,739,421
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.4%
Domi BV, 3.01%, 04/16/57, (3-mo. EURIBOR + 0.710%)(b)(c)	EUR1,652	1,873,217
Edenbrook Mortgage Funding PLC, 5.34%, 03/22/57, (1-day SONIA + 0.870%)(b)(c)	GBP561	746,327
FIGRE Trust
5.72%, 12/25/54(a)(b)	USD7,472	7,527,548
5.75%, 07/25/53(a)(b)	USD6,756	6,809,859
London Wall Mortgage Capital PLC
5.98%, 05/15/57, (1-day SONIA + 1.500%)(c)	GBP397	526,231
6.48%, 05/15/57, (1-day SONIA + 2.000%)(c)	GBP295	391,279
RCKT Mortgage Trust, 6.59%, 05/25/44(a)(b)	USD1,609	1,632,934
Towd Point Mortgage Trust
5.12%, 09/25/64(a)(d)	USD4,374	4,365,993
5.17%, 09/25/64(a)(d)	USD3,000	2,982,003
Tower Bridge Funding PLC, 5.57%, 12/20/66, (1-day SONIA + 1.100%)(c)	GBP333	442,792
Vista Point Securitization Trust Series, 5.25%, 10/25/54(a)(d)	USD7,171	7,135,105
		34,433,288
Mortgage Securities — 0.5%
Federal National Mortgage Association REMICS
5.60%, 05/25/55	USD17,410	17,562,710
5.64%, 06/25/54	USD25,660	25,956,660
		43,519,370
Mortgage-Backed Securities — 21.6%
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD6,040	6,566,624
A&D Mortgage Trust
5.46%, 08/25/69(a)	USD1,620	1,624,295
5.70%, 11/25/69(a)	USD6,440	6,474,701
6.20%, 02/25/69(a)(d)	USD744	748,863
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD6,786	6,794,381
ADMT, 5.67%, 01/25/70(a)(b)	USD9,712	9,763,094
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD3,927	3,396,173
1.19%, 04/25/66(a)(b)	USD249	216,194
1.31%, 07/25/66(a)	USD1,489	1,285,685
1.45%, 04/25/66(a)(b)	USD1,483	1,295,978
2.88%, 12/25/66(a)(d)	USD1,589	1,467,731
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.35%, 01/25/67(a)(b)	USD194	$183,976
3.86%, 01/26/65(a)(b)	USD86	83,237
3.86%, 01/25/67(a)(b)	USD1,440	1,336,414
4.13%, 01/25/67(a)(b)	USD7,016	6,416,550
4.75%, 09/26/67(a)(d)	USD4,646	4,596,804
4.80%, 11/26/68(a)(d)	USD2,635	2,627,998
5.14%, 09/25/69(a)(d)	USD7,327	7,286,353
5.21%, 08/25/68(a)(d)	USD1,218	1,213,965
5.35%, 10/25/69(a)(d)	USD7,380	7,363,115
5.46%, 12/26/69(a)(b)(d)	USD5,553	5,551,996
5.57%, 04/25/70(a)(d)	USD11,847	11,846,646
5.64%, 02/25/70(a)(d)	USD4,333	4,345,047
5.65%, 10/25/69(a)(d)	USD13,881	13,916,308
5.69%, 01/25/70(a)(d)	USD3,787	3,801,054
5.70%, 08/25/69(a)(d)	USD3,275	3,287,289
5.99%, 01/25/69(a)(d)	USD1,594	1,602,993
6.20%, 01/25/69(a)(d)	USD1,903	1,920,639
6.50%, 12/25/67(a)(d)	USD214	215,442
AOMT, 4.65%, 11/25/67(a)(d)	USD939	926,571
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD190	145,429
ARES Commercial Mortgage Trust
6.01%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD8,030	8,030,000
8.26%, 07/15/41, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD1,500	1,489,776
ARES1, 5.76%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD11,970	11,962,519
Arroyo Mortgage Trust
3.81%, 01/25/49(a)(b)	USD553	539,679
4.95%, 07/25/57(a)(d)	USD719	715,067
ARZ Trust, 5.77%, 06/11/29(a)	USD2,430	2,490,701
Atlas Funding PLC
5.31%, 09/20/61(c)	GBP594	791,225
5.76%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP101	133,698
6.01%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP100	131,718
ATLX Trust, 3.85%, 04/25/64(a)(d)	USD6,605	6,362,534
Atrium Hotel Portfolio Trust
5.59%, 11/10/29(a)(b)	USD7,900	7,938,667
9.52%, 11/10/29(a)(b)	USD4,855	4,876,104
BAHA Trust
6.17%, 12/10/41(a)(b)	USD9,840	10,158,202
7.07%, 12/10/41(a)(b)	USD2,160	2,207,765
7.77%, 12/10/41(a)(b)	USD8,225	8,429,270
BAMLL Trust, 6.67%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD1,800	1,800,573
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD420	408,866
Bank5 Trust, 6.23%, 05/15/57	USD2,189	2,307,925
Barclays Mortgage Loan Trust, 5.90%, 01/25/64(a)(d)	USD3,106	3,120,047
BAY Mortgage Trust, 6.00%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD7,140	7,140,000
BBCMS Mortgage Trust
5.66%, 05/15/58	USD6,649	6,905,871
Series 2018-TALL, Class A, 5.24%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD4,000	3,765,013
Benchmark Mortgage Trust, 1.05%, 07/15/56(b)	USD2,998	71,803
BFLD Commercial Mortgage Trust, 5.81%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD5,340	5,338,331

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BFLD Mortgage Trust
6.04%, 06/15/38, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD3,017	$3,013,229
6.21%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD6,300	6,292,125
BHMS Mortgage Trust
5.87%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD5,945	5,941,210
6.12%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD235	234,282
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD1,460	1,316,618
BLP Commercial Mortgage Trust
5.66%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	USD4,754	4,741,741
6.01%, 03/15/40, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD1,160	1,148,769
BMP, 7.71%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD2,380	2,351,638
BMP Trust, 5.69%, 06/15/41, (1-mo. CME Term SOFR + 1.372%)(a)(b)	USD6,555	6,550,903
BOCA Commercial Mortgage Trust, 6.24%, 08/15/41, (1-mo. CME Term SOFR + 1.921%)(a)(b)	USD6,000	5,988,750
BPR Commercial Mortgage Trust, 7.23%, 11/05/39(a)(b)	USD4,050	4,066,516
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD1,250	1,309,680
BPR Trust
5.49%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD5,823	5,789,674
7.55%, 08/15/39, (1-mo. CME Term SOFR + 3.232%)(a)(b)	USD3,000	2,998,946
Braccan Mortgage Funding PLC
5.32%, 02/15/67	GBP1,152	1,533,208
5.68%, 01/15/67, (1-day SONIA + 1.200%)(c)	GBP405	535,202
8.82%, 01/15/67, (1-day SONIA + 4.340%)(b)(c)	GBP638	848,815
BRAVO Residential Funding Trust
4.30%, 08/01/53(a)(d)	USD10,258	10,110,918
4.35%, 01/25/60(a)(d)	USD1,389	1,364,606
5.11%, 07/25/62(a)(b)	USD1,642	1,633,110
5.57%, 03/25/65(a)(d)	USD1,355	1,358,873
5.60%, 01/25/60(a)(d)	USD926	905,643
5.61%, 05/25/65(a)(d)	USD10,860	10,859,966
5.68%, 11/25/64(a)(d)	USD3,148	3,160,559
5.76%, 01/25/63(a)(d)	USD2,385	2,388,399
6.19%, 03/25/64(a)(d)	USD1,204	1,213,375
BWAY Trust, 6.31%, 05/05/42(a)(b)	USD5,867	5,998,582
BX Commercial Mortgage Trust
5.09%, 05/15/38, (1-mo. CME Term SOFR + 0.767%)(a)(b)	USD1,087	1,083,114
5.11%, 06/15/38, (1-mo. CME Term SOFR + 0.784%)(a)(b)	USD1,710	1,702,693
5.33%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	USD1,084	1,082,192
5.61%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD2,738	2,727,857
5.71%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	USD5,837	5,829,451
5.76%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD5,444	5,437,419
5.76%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD8,239	8,236,580
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.77%, 04/15/40, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD6,218	$6,199,937
5.81%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD6,043	6,042,835
5.86%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD5,927	5,923,268
5.86%, 11/15/41, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD5,750	5,748,203
5.96%, 12/15/39, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD2,922	2,896,350
5.96%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD6,632	6,628,052
6.01%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD11,421	11,420,515
6.08%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD8,774	8,779,456
6.21%, 12/15/39, (1-mo. CME Term SOFR + 1.892%)(a)(b)	USD844	835,503
7.01%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD3,999	3,946,762
7.20%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD6,465	6,432,633
7.46%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD2,900	2,905,438
7.46%, 02/15/39, (1-mo. CME Term SOFR + 3.140%)(a)(b)	USD778	776,879
8.06%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	USD1,328	1,321,808
8.21%, 06/15/27, (1-mo. CME Term SOFR + 3.889%)(a)(b)	USD600	601,313
10.29%, 10/15/41, (1-mo. CME Term SOFR + 5.971%)(a)(b)	USD2,215	2,170,643
BX Trust
5.14%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD2,642	2,637,258
5.17%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD4,850	4,825,750
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD4,300	4,262,375
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD1,194	1,183,674
5.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD5,385	5,358,075
5.42%, 05/15/35, (1-mo. CME Term SOFR + 1.097%)(a)(b)	USD1,435	1,430,398
5.64%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	USD105	104,475
5.76%, 04/15/41, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD4,434	4,430,738
5.77%, 03/15/42, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD8,242	8,159,580
5.79%, 02/15/36, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD100	98,376
5.81%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD8,476	8,412,408
5.81%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD2,357	2,355,787
5.84%, 05/15/35, (1-mo. CME Term SOFR + 1.517%)(a)(b)	USD1,540	1,531,244
5.86%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD7,754	7,732,038
5.90%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	USD60	59,325

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD2,460	$2,466,525
7.01%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD5,859	5,873,647
7.01%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD1,505	1,493,319
7.26%, 03/15/30, (1-mo. CME Term SOFR + 2.941%)(a)(b)	USD4,300	4,128,161
7.36%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD1,000	997,187
7.66%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD1,000	1,003,125
CAFL Issuer LLC, 6.75%, 11/28/31(a)(d)	USD3,000	3,040,120
Cali, 6.19%, 07/15/41, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD4,580	4,580,000
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD430	419,463
CEDR Commercial Mortgage Trust, 5.31%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD300	288,003
CENT Trust, 6.94%, 09/15/38, (1-mo. CME Term SOFR + 2.620%)(a)(b)	USD2,860	2,858,213
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD435	427,769
CFK Trust, 2.39%, 03/15/39(a)	USD500	468,029
CFMT LLC, 4.00%, 10/25/54(a)(d)	USD4,413	4,322,895
Chase Home Lending Mortgage Trust
5.50%, 08/25/55(a)(b)	USD184	183,789
6.00%, 01/25/55(a)(b)	USD1,583	1,589,441
6.00%, 02/25/55(a)(b)	USD3,815	3,847,640
6.00%, 02/25/55(a)(b)	USD1,437	1,450,148
6.50%, 01/25/55(a)(b)	USD895	905,310
CHNGE Mortgage Trust, 3.01%, 01/25/67(a)(b)	USD1,853	1,751,395
CIM Trust
1.43%, 07/25/61(a)(b)	USD6,415	5,677,296
5.66%, 10/25/69(a)(d)	USD3,743	3,780,728
6.44%, 10/25/69(a)(b)	USD3,561	3,602,160
6.64%, 12/25/67(a)(d)	USD720	726,115
Citadel PLC
5.48%, 04/28/60, (1-day SONIA + 1.020%)(b)(c)	GBP1,906	2,543,227
5.91%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP100	132,668
6.21%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP100	132,670
6.91%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP100	132,213
8.21%, 04/28/60, (1-day SONIA + 3.750%)(b)(c)	GBP100	132,268
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD833	733,234
3.58%, 04/10/49	USD1,000	981,821
4.41%, 06/10/51(b)	USD425	414,779
6.01%, 10/12/40(a)(b)	USD2,310	2,380,955
COAST Commercial Mortgage Trust, 6.91%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD2,645	2,637,039
Colt Mortgage Loan Trust, 5.54%, 12/26/69(a)(d)	USD7,636	7,645,652
COLT Mortgage Loan Trust
0.96%, 09/27/66(a)(b)	USD728	605,135
1.21%, 07/27/54(a)	USD900	823,494
1.33%, 10/26/65(a)(b)	USD1,055	981,586
2.02%, 04/27/65(a)(b)	USD107	103,793
3.70%, 03/25/65(a)(b)	USD1,500	1,463,626
3.90%, 02/25/67(a)(b)	USD143	138,075
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.30%, 03/25/67(a)(b)	USD1,725	$1,711,059
5.12%, 08/25/69(a)(d)	USD6,373	6,338,489
5.39%, 11/25/69(a)(d)	USD5,328	5,337,460
5.61%, 05/25/69(a)(d)	USD8,017	8,049,198
5.79%, 04/25/70(a)(d)	USD12,915	13,032,465
5.84%, 02/25/69(a)(d)	USD1,341	1,343,558
6.05%, 04/25/68(a)(d)	USD300	300,828
6.60%, 07/25/68(a)(d)	USD2,664	2,683,272
7.43%, 09/25/68(a)(d)	USD88	88,835
COLT Pass-Through Certificates, 0.86%, 05/25/65(a)(b)	USD3,374	3,034,935
Commission Mortgage Trust
3.53%, 02/10/48	USD3	2,724
3.83%, 02/10/48(b)	USD205	201,803
5.87%, 12/10/41(a)(b)	USD8,550	8,720,567
6.16%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD6,430	6,409,828
Series 2015-CR22, Class AM, 3.60%, 03/10/48(b)	USD325	318,306
Series 2015-CR24, Class A5, 3.70%, 08/10/48	USD94	93,614
CONE Trust
5.96%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD6,278	6,246,582
8.21%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD690	679,679
Cross Mortgage Trust
5.13%, 09/25/69(a)(b)	USD7,531	7,499,000
5.59%, 11/25/69(a)(b)	USD6,119	6,132,846
5.74%, 02/25/70(a)(b)	USD3,759	3,779,131
5.85%, 08/26/69(a)(d)	USD5,902	5,935,061
5.88%, 05/25/70(a)(b)	USD12,000	12,081,933
6.09%, 12/25/68(a)(d)	USD955	959,995
6.09%, 04/25/69(a)(d)	USD4,677	4,704,228
6.13%, 03/25/70(a)(b)	USD2,091	2,076,198
6.48%, 02/25/70(a)(b)	USD2,979	2,990,610
7.14%, 11/25/68(a)(d)	USD685	694,690
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD72	65,780
3.61%, 06/15/52	USD915	855,251
4.17%, 11/15/48(b)	USD720	711,899
CSMC Trust
0.83%, 03/25/56(a)(b)	USD2,429	1,959,856
2.13%, 02/25/43(a)(b)	USD1,196	1,044,211
2.26%, 08/15/37(a)	USD146	144,479
2.82%, 08/15/37(a)	USD550	541,313
3.50%, 12/25/44(a)(b)	USD139	129,330
3.50%, 03/25/45(a)(b)	USD129	119,974
4.05%, 12/15/49(b)	USD900	868,390
4.06%, 10/25/59(a)(d)	USD2,683	2,647,797
5.59%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD1,505	1,498,980
CSTL Commercial Mortgage Trust, 4.92%, 11/10/41(a)(b)	USD7,880	7,839,375
DBGS, 6.20%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD7,820	7,785,773
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD250	236,452
DBWF Mortgage Trust, 6.06%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD2,000	1,988,122
DC Trust
5.93%, 04/13/40(a)(b)	USD2,440	2,461,737
7.98%, 04/13/40(a)(b)	USD3,250	3,273,212
Deephaven Residential Mortgage Trust
0.72%, 05/25/65(a)(b)	USD1,738	1,649,794
1.19%, 08/25/66(a)(b)	USD792	695,071
2.96%, 01/25/67(a)(b)	USD140	114,193

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.74%, 07/25/69(a)(d)	USD3,861	$3,871,732
DK Trust
5.82%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD4,910	4,903,862
7.07%, 03/15/34, (1-mo. CME Term SOFR + 2.750%)(a)(b)	USD1,400	1,392,125
Dutch Property Finance BV, 3.06%, 04/28/64, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR996	1,128,869
EFMT
1.00%, 05/26/70(a)(d)	USD8,966	8,965,463
6.59%, 01/25/70(a)(b)	USD3,388	3,437,989
6.65%, 03/25/69(a)(d)	USD2,306	2,341,133
Ellington Financial Mortgage Trust
4.30%, 04/25/67(a)(b)	USD7,580	7,520,782
5.00%, 08/25/67(a)(d)	USD5,357	5,330,993
5.04%, 10/25/69(a)(d)	USD8,610	8,546,374
5.71%, 11/25/69(a)(d)	USD5,088	5,114,932
5.73%, 02/25/68(a)(d)	USD84	83,852
ELM Trust
5.99%, 06/10/39(a)(b)	USD3,320	3,339,089
5.99%, 06/10/39(a)(b)	USD3,690	3,741,373
Elstree Funding, 5.18%, 01/21/65, (1-day SONIA + 0.720%)(b)(c)	GBP1,134	1,505,254
Elstree Funding No. 5 PLC, 5.31%, 08/21/61, (1-day SONIA + 0.850%)(c)	GBP554	737,830
EQT Trust, 5.33%, 07/05/41(a)(b)	USD7,080	7,231,199
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD153	139,155
Exmoor Funding PLC
5.35%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP530	707,336
6.20%, 03/25/94, (1-day SONIA + 1.500%)(b)(c)	GBP157	210,802
6.37%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP100	134,269
Extended Stay America Trust, Series 2021-ESH, Class A, 5.52%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD5,337	5,330,704
Federal Home Loan Mortgage Corp.
5.80%, 02/25/55, (30-day Avg SOFR + 1.450%)(b)	USD13,697	13,692,528
5.85%, 02/25/55, (30-day Avg SOFR + 1.500%)(b)	USD5,751	5,759,929
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.44%, 06/25/33(b)	USD4,245	88,397
0.65%, 12/25/27(b)	USD69,090	858,281
Federal Home Loan Mortgage Corp. REMICS
5.35%, 09/25/54, (30-day Avg SOFR + 1.000%)(b)	USD10,750	10,709,406
5.40%, 08/25/53, (30-day Avg SOFR + 1.050%)(b)	USD12,195	12,166,214
5.41%, 10/25/54, (30-day Avg SOFR + 1.060%)(b)	USD23,820	23,555,939
5.45%, 09/25/54, (30-day Avg SOFR + 1.100%)(b)	USD5,364	5,307,490
5.45%, 10/25/54, (30-day Avg SOFR + 1.100%)(b)	USD22,151	21,932,441
5.45%, 11/25/54, (30-day Avg SOFR + 1.100%)(b)	USD7,817	7,761,275
5.47%, 08/25/54, (30-day Avg SOFR + 1.120%)(b)	USD15,871	15,833,258
5.50%, 10/25/54, (30-day Avg SOFR + 1.150%)(b)	USD12,770	12,671,059
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD3,391	$3,396,934
5.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD4,033	4,035,548
5.60%, 03/25/54, (30-day Avg SOFR + 1.250%)(b)	USD1,781	1,787,208
5.70%, 03/25/55, (30-day Avg SOFR + 1.350%)(b)	USD22,857	22,818,602
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,571	7,590,244
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,883	7,884,009
Federal Home Loan Mortgage Corp. STRIPS, 5.55%, 05/25/54, (30-day Avg SOFR + 1.200%)(b)	USD4,133	4,139,594
Federal National Mortgage Association REMICS
5.30%, 10/25/54, (30-day Avg SOFR + 0.950%)(b)	USD14,527	14,409,497
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD4,495	4,482,105
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD4,993	4,978,204
5.45%, 08/25/54, (30-day Avg SOFR + 1.100%)(b)	USD4,311	4,296,861
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD9,887	9,907,859
5.65%, 07/25/53, (30-day Avg SOFR + 1.300%)(b)	USD6,024	6,013,598
5.65%, 03/25/55, (30-day Avg SOFR + 1.300%)(b)	USD24,789	24,700,607
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD2,260	2,257,604
5.80%, 02/25/55, (30-day Avg SOFR + 1.450%)(b)	USD15,639	15,633,313
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD146	131,398
3.50%, 10/25/49(a)(b)	USD125	112,627
Fontainebleau Miami Beach Mortgage Trust
5.77%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD8,530	8,460,694
8.57%, 12/15/39, (1-mo. CME Term SOFR + 4.250%)(a)(b)	USD6,600	6,525,750
FS Trust, 6.13%, 08/15/39, (1-mo. CME Term SOFR + 1.811%)(a)(b)	USD6,166	6,164,073
GCAT Trust
1.09%, 08/25/66(a)(b)	USD2,255	1,879,992
1.50%, 05/25/66(a)(b)	USD1,621	1,403,972
1.92%, 08/25/66(a)(b)	USD53	48,668
2.56%, 04/25/65(a)(d)	USD1,694	1,620,133
2.89%, 12/27/66(a)(b)	USD909	846,195
3.27%, 04/25/65(a)(d)	USD221	213,583
3.35%, 02/25/67(a)(b)	USD4,845	4,612,428
3.69%, 11/25/59(a)(b)	USD740	720,327
3.94%, 04/25/65(a)(d)	USD143	138,995
4.25%, 10/25/57(a)(b)	USD4,188	3,974,476
5.50%, 12/25/54(a)(b)	USD6,089	6,032,270
5.71%, 08/25/67(a)(d)	USD316	315,352
6.50%, 01/25/54(a)(b)	USD237	240,666
Government National Mortgage Association REMICS
5.35%, 03/20/54, (30-day Avg SOFR + 1.000%)(b)	USD2,577	2,572,323
5.35%, 08/20/54, (30-day Avg SOFR + 1.000%)(b)	USD6,143	6,106,880

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 06/20/54, (30-day Avg SOFR + 1.150%)(b)	USD3,801	$3,792,453
Great Wolf Trust, 5.86%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD5,250	5,238,516
GS Mortgage Securities Corp. Trust
5.32%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	USD3,010	2,970,604
5.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD6,370	6,310,463
5.84%, 12/15/36, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD1,414	1,402,927
6.41%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD4,390	4,396,859
6.52%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	USD2,111	2,110,340
6.67%, 08/10/41(a)(b)	USD2,870	2,883,003
6.97%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD7,471	7,442,464
7.11%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD580	580,906
7.68%, 09/10/38(a)(b)	USD3,510	3,534,363
GS Mortgage Securities Corportation Trust, 5.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD100	98,878
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.56%, 07/10/48(b)	USD205	199,878
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61(a)(b)	USD912	883,178
GWT, 6.01%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD4,555	4,553,577
HIH Trust, 6.16%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD4,090	4,079,775
HILT Commercial Mortgage Trust
5.86%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD11,193	11,144,031
6.76%, 05/15/37, (1-mo. CME Term SOFR + 2.440%)(a)(b)	USD3,100	3,065,125
Hilton USA Trust, 3.72%, 11/05/38(a)	USD200	196,409
HLTN Commercial Mortgage Trust, 5.96%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD7,641	7,593,356
Homes Trust, 5.72%, 10/25/69(a)(d)	USD10,993	11,023,529
HOMES Trust
5.22%, 08/25/59(a)(d)	USD6,441	6,412,109
5.92%, 07/25/69(a)(d)	USD8,814	8,858,274
6.18%, 01/25/68(a)(d)	USD7,237	7,233,887
6.39%, 01/25/60(a)(b)	USD2,286	2,289,335
6.52%, 01/25/70(a)(b)	USD2,000	2,012,159
HONO Mortgage Trust, 5.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD6,700	6,616,250
HTL Commercial Mortgage Trust
6.07%, 05/10/39(a)(b)	USD2,840	2,877,111
10.60%, 05/10/39(a)(b)	USD3,000	3,084,879
Hudson Yards Mortgage Trust, 3.04%, 12/10/41(a)(b)	USD400	367,543
INV Mortgage Trust, 6.06%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD7,342	7,323,645
J.P. Morgan Chase Commercial Mortgage Securities Trust
5.99%, 10/05/39(a)(b)	USD5,000	5,076,381
6.06%, 10/15/33, (1-mo. CME Term SOFR + 1.734%)(a)(b)	USD2,860	2,856,457
J.P. Morgan Mortgage Trust, 2.93%, 05/25/52(a)(b)	USD532	458,035
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD1,180	$1,147,038
5.35%, 11/09/39(a)(b)	USD6,020	6,075,949
5.49%, 04/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD3,137	3,131,176
6.02%, 03/15/40, (1-mo. CME Term SOFR + 1.693%)(a)(b)	USD7,917	7,837,830
6.70%, 11/09/39(a)(b)	USD2,750	2,754,780
JP Morgan Mortgage Trust
0.00%, 08/25/50, (1-mo. CME Term SOFR + 3.886%)(a)(b)	USD416	5,199
2.50%, 06/25/51(a)(b)	USD792	725,958
3.00%, 10/25/49(a)(b)	USD1,769	1,775,235
3.50%, 08/25/47(a)(b)	USD985	884,450
3.51%, 07/25/52(a)(b)	USD209	182,800
4.95%, 10/26/48(a)(b)	USD1,355	1,355,637
5.39%, 05/25/49, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD22	20,591
5.59%, 02/25/64(a)(d)	USD11,041	11,106,809
5.99%, 07/25/64(a)(b)	USD2,175	2,190,508
6.00%, 08/25/50, (1-mo. CME Term SOFR + 2.114%)(a)(b)	USD412	415,152
6.00%, 08/25/54(a)(b)	USD995	999,307
6.41%, 08/25/55(a)(b)	USD2,344	2,347,215
6.41%, 02/25/64(a)(b)	USD2,800	2,807,942
JP Morgan Trust, 5.87%, 05/25/45(a)(b)	USD961	956,230
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD430	419,546
Jubilee Place 7 BV
3.24%, 09/18/62, (3-mo. EURIBOR + 0.720%)(b)(c)	EUR1,246	1,406,171
3.57%, 09/18/62, (3-mo. EURIBOR + 1.050%)(b)(c)	EUR257	290,037
3.92%, 09/18/62, (3-mo. EURIBOR + 1.400%)(b)(c)	EUR100	112,475
JW Commercial Mortgage Trust, 5.94%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD6,805	6,766,722
JW Trust, 5.91%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD4,360	4,338,200
KSL Commercial Mortgage Trust, 5.86%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD7,825	7,751,641
Last Mile Logistics Pan Euro Finance DAC, 5.26%, 08/17/33, (3-mo. EURIBOR + 2.700%)(b)(c)	EUR1,871	2,089,417
Last Mile Securities PE DAC, 4.91%, 08/17/31, (3-mo. EURIBOR + 2.350%)(b)(c)	EUR915	1,030,990
LBA Trust
5.76%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD6,180	6,176,137
5.91%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD7,325	7,325,000
LUX, 7.01%, 08/15/40, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD882	890,548
MCR Mortgage Trust
5.92%, 06/12/39(a)	USD4,800	4,850,555
6.08%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	USD894	892,921
6.11%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD5,830	5,822,712
7.43%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD1,813	1,805,441

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
8.23%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	USD1,652	$1,634,116
Mello Mortgage Capital Acceptance, 2.50%, 04/25/51(a)(b)	USD517	418,292
MF1 Trust
5.39%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD130	129,291
5.69%, 12/15/34, (1-mo. CME Term SOFR + 1.370%)(a)(b)	USD100	98,797
MFA Trust
1.47%, 11/25/64(a)(b)	USD4,188	3,690,293
4.26%, 12/25/66(a)(b)	USD1,100	938,972
5.27%, 08/25/69(a)(d)	USD6,963	6,952,765
5.57%, 09/25/67(a)(d)	USD1,567	1,561,122
5.75%, 11/25/67(a)(d)	USD586	585,276
6.11%, 12/25/68(a)(d)	USD2,338	2,353,570
6.58%, 03/25/69(a)(d)	USD1,486	1,501,686
6.62%, 07/25/68(a)(d)	USD2,698	2,723,845
MFRA Trust
5.72%, 12/25/69(a)(d)	USD7,448	7,508,696
6.67%, 12/25/69(a)(b)	USD3,529	3,569,396
MHC Commercial Mortgage Trust, 5.24%, 04/15/38, (1-mo. CME Term SOFR + 0.915%)(a)(b)	USD308	308,097
MHP
5.14%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD4,720	4,699,350
5.14%, 01/15/39, (1-mo. CME Term SOFR + 0.815%)(a)(b)	USD2,636	2,619,339
5.34%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD1,300	1,291,875
5.49%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD215	213,388
5.79%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD215	213,119
6.19%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD350	346,500
Miltonia Mortgage Finance SRL, 3.46%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR200	224,695
MIRA Trust, 6.75%, 06/10/38(a)	USD103	107,699
Morgan Stanley Bank of America Merrill Lynch Trust, 4.67%, 10/15/48(b)	USD117	114,349
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD895	836,927
3.70%, 06/15/52	USD895	842,495
3.89%, 12/15/50(b)	USD230	222,642
4.43%, 07/15/51(b)	USD650	635,621
4.62%, 07/15/51(b)	USD182	175,078
5.87%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD799	773,033
Morgan Stanley Residential Mortgage Loan Trust
5.04%, 07/25/69(a)(b)	USD6,834	6,793,005
5.56%, 03/25/70(a)(d)	USD11,652	11,651,375
5.74%, 11/25/69(a)(b)	USD2,781	2,798,287
5.96%, 03/25/70(a)(b)	USD3,304	3,303,658
6.50%, 11/25/69(a)(b)	USD1,830	1,837,727
Mortimer PLC
5.30%, 09/22/67, (1-day SONIA + 0.830%)(c)	GBP1,199	1,594,139
5.62%, 09/22/67, (1-day SONIA + 1.150%)(c)	GBP561	743,391
6.02%, 09/22/67, (1-day SONIA + 1.550%)(c)	GBP100	132,231
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.57%, 09/22/67, (1-day SONIA + 2.100%)(c)	GBP100	$132,130
New Residential Mortgage Loan Trust
0.00%, 01/25/65(a)(d)	USD3,789	3,810,578
2.49%, 09/25/59(a)(b)	USD1,888	1,785,718
2.71%, 11/25/59(a)(b)	USD105	99,321
2.72%, 01/26/60(a)(b)	USD673	635,939
2.77%, 01/26/60(a)(b)	USD1,964	1,850,314
2.80%, 09/25/59(a)(b)	USD3,063	2,903,889
3.75%, 05/28/52(a)(b)	USD95	90,911
3.75%, 05/28/52(a)(b)	USD466	445,392
3.75%, 05/28/52(a)(b)	USD37	35,414
3.75%, 05/25/54(a)(b)	USD158	150,440
3.99%, 04/25/62(a)(b)	USD944	862,309
4.50%, 02/25/58(a)(b)	USD89	87,780
4.75%, 12/25/57(a)(b)	USD154	153,701
5.12%, 09/25/64(a)(b)	USD6,801	6,785,271
5.47%, 11/25/64(a)(d)	USD9,972	9,992,336
6.30%, 11/25/52(a)(d)	USD2,408	2,405,168
6.47%, 01/25/65(a)(b)	USD2,172	2,188,497
7.13%, 03/25/64(a)(d)	USD1,828	1,837,948
NEW Residential Mortgage Loan Trust, 5.57%, 05/25/65(a)(d)	USD2,382	2,397,843
NYC Trust
6.31%, 08/15/29, (1-mo. CME Term SOFR + 1.991%)(a)(b)	USD5,000	5,000,148
7.16%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD1,000	985,002
8.16%, 08/15/29, (1-mo. CME Term SOFR + 3.838%)(a)(b)	USD4,000	3,927,338
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD7,574	7,598,751
OBX Trust
1.07%, 02/25/66(a)(b)	USD1,519	1,295,509
4.50%, 11/25/48(a)(b)	USD265	255,808
4.70%, 07/25/62(a)(d)	USD350	350,745
4.94%, 09/25/64(a)(d)	USD3,482	3,458,757
5.11%, 08/25/62(a)(d)	USD433	430,791
5.61%, 11/25/64(a)(b)	USD8,987	9,021,871
5.88%, 06/25/64(a)(d)	USD1,582	1,590,642
5.93%, 01/25/59(a)(b)	USD1,017	1,018,842
5.99%, 01/25/64(a)(d)	USD1,359	1,366,324
6.07%, 01/25/64(a)(d)	USD3,568	3,588,406
6.10%, 09/25/62(a)(d)	USD1,663	1,661,219
6.13%, 12/25/63(a)(d)	USD1,221	1,229,297
6.45%, 09/25/62(a)(d)	USD1,400	1,399,163
6.52%, 07/25/63(a)(d)	USD2,055	2,069,335
6.95%, 02/25/63(a)(d)	USD8,922	8,931,743
ONE Mortgage Trust, 5.14%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD1,800	1,760,063
One New York Plaza Trust
5.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD1,000	965,000
5.69%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD519	495,645
5.94%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD1,000	940,000
ONNI Commerical Mortgage Trust, 5.75%, 07/15/39(a)(b)	USD3,605	3,690,867
OPEN Trust, 7.41%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD1,537	1,536,370
ORL Trust, 5.81%, 12/15/39, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD4,400	4,372,500
PGA Trust, 6.21%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD6,760	6,732,528
Pierpont BTL PLC, 5.31%, 09/21/61, (1-day SONIA + 0.840%)(b)(c)	GBP1,406	1,872,058

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
PMT Loan Trust
5.50%, 03/25/56(a)(b)	USD4,000	$3,961,260
5.50%, 10/25/59(a)(b)	USD7,568	7,486,881
6.00%, 02/25/56(a)(b)	USD7,849	7,879,566
Polaris PLC
5.28%, 02/26/68, (1-day SONIA + 0.820%)(b)(c)	GBP1,839	2,445,880
5.51%, 02/26/68, (1-day SONIA + 1.050%)(b)(c)	GBP413	546,469
5.86%, 02/26/68, (1-day SONIA + 1.400%)(b)(c)	GBP108	142,364
6.26%, 02/26/68, (1-day SONIA + 1.800%)(b)(c)	GBP100	131,830
PRET LLC, 7.12%, 04/25/54(a)(d)	USD1,429	1,437,083
PRET Trust
4.00%, 08/25/64(a)(d)	USD1,268	1,219,284
4.00%, 07/25/69(a)(d)	USD3,817	3,674,899
PRKCM, 5.55%, 02/25/60(a)(d)	USD3,482	3,496,179
PRKCM Trust
2.07%, 11/25/56(a)(b)	USD2,758	2,396,296
4.10%, 04/25/57(a)(b)	USD93	91,768
6.33%, 03/25/59(a)(d)	USD1,029	1,038,901
6.43%, 05/25/59(a)(d)	USD1,344	1,358,425
6.60%, 02/25/58(a)(d)	USD2,228	2,236,481
PRM5 Trust
4.62%, 03/10/33(a)(b)	USD7,507	7,453,512
5.81%, 03/10/33(a)(b)	USD3,200	3,192,773
PRPM, 5.23%, 08/25/69(a)(d)	USD6,987	6,965,157
PRPM LLC, 4.00%, 07/25/54(a)(d)	USD1,634	1,596,048
PRPM Trust
5.50%, 08/25/67(a)(d)	USD3,100	3,101,801
5.67%, 12/26/69(a)(d)	USD11,959	11,981,883
5.80%, 11/25/69(a)(d)	USD5,049	5,091,831
6.22%, 11/25/68(a)(d)	USD3,916	3,942,024
6.27%, 12/25/68(a)(d)	USD1,545	1,559,453
6.52%, 12/26/69(a)(b)	USD5,000	5,040,144
6.65%, 11/25/69(a)(b)	USD2,027	2,065,211
Radian Mortgage Capital Trust, 5.50%, 03/25/55(a)(b)	USD2,081	2,061,744
Radian Mortgage Capital Trust LLC, 6.00%, 11/25/54(a)(b)	USD2,075	2,084,581
RCKT Mortgage Trust, 5.49%, 11/25/44(a)(d)	USD6,312	6,328,567
RCO Mortgage LLC, 7.02%, 01/25/29(a)(d)	USD556	558,915
ROCK Trust, 8.82%, 11/13/41(a)	USD2,000	2,090,811
RUN Trust, 4.00%, 03/25/67(a)	USD2,090	2,033,734
SAIF Securitization Trust, 5.97%, 07/25/54(a)(d)	USD3,202	3,212,038
Sapphire XXXII Trust, 5.20%, 06/14/66, (1-month BB Swap + 1.100%)(b)	AUD5,880	3,740,936
SCG Commercial Mortgage Trust, 7.27%, 03/15/35, (1-mo. CME Term SOFR + 2.950%)(a)(b)	USD7,410	6,853,537
SCG Mortgage Trust, 6.06%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD6,200	6,176,764
SDAL Trust, 6.74%, 04/15/42, (1-mo. CME Term SOFR + 2.441%)(a)(b)	USD10,496	10,482,869
SELF Commercial Mortgage Trust
5.86%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD4,680	4,689,100
8.51%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD3,050	3,021,497
Sequoia Mortgage Trust
2.50%, 06/25/51(a)(b)	USD664	614,154
4.55%, 11/25/63(a)(b)	USD7,169	7,141,615
5.50%, 10/25/54(a)(b)	USD6,193	6,134,989
SG Residential Mortgage Trust, 5.35%, 08/25/62(a)(d)	USD2,639	2,632,516
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SHR Trust
6.27%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD5,130	$5,109,159
8.77%, 10/15/41, (1-mo. CME Term SOFR + 4.450%)(a)(b)	USD931	911,798
SMRT Commercial Mortgage Trust, 5.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD5,150	5,124,250
SREIT Trust
5.17%, 11/15/38, (1-mo. CME Term SOFR + 0.845%)(a)(b)	USD5,565	5,540,528
5.26%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	USD6,670	6,632,481
5.81%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	USD265	263,013
Starwood Mortgage Residential Trust
0.94%, 05/25/65(a)(b)	USD1,742	1,628,185
1.17%, 05/25/65(a)(b)	USD1,280	1,197,131
1.92%, 09/25/66(a)(b)	USD621	532,729
2.18%, 05/25/65(a)(b)	USD500	441,644
Stratton Mortgage Funding PLC
5.44%, 06/25/49, (1-day SONIA + 0.975%)(b)(c)	GBP409	544,050
5.82%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP179	238,260
STWD Trust, 5.01%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	USD4,780	4,761,673
Taurus U.K. DAC
5.97%, 02/18/35, (1-day SONIA + 1.500%)(b)(c)	GBP2,062	2,736,526
6.47%, 02/18/35, (1-day SONIA + 2.000%)(b)(c)	GBP406	537,479
6.97%, 02/18/35, (1-day SONIA + 2.500%)(b)(c)	GBP502	661,075
TCO Commercial Mortgage Trust
5.56%, 12/15/39, (1-mo. CME Term SOFR + 1.243%)(a)(b)	USD7,309	7,254,182
7.06%, 12/15/39, (1-mo. CME Term SOFR + 2.741%)(a)(b)	USD2,500	2,430,147
THPT Mortgage Trust, 7.23%, 12/10/34(a)(b)	USD6,627	6,715,494
Thunder Logistics DAC
4.06%, 11/17/36, (3-mo. EURIBOR + 1.500%)(c)	EUR1,196	1,365,844
4.61%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR79	89,981
5.11%, 11/17/36, (3-mo. EURIBOR + 2.550%)(c)	EUR79	89,999
5.86%, 11/17/36, (3-mo. EURIBOR + 3.300%)(b)(c)	EUR120	136,929
Together Asset-Backed Securitisation PLC
5.39%, 09/12/56, (1-day SONIA + 0.930%)(b)(c)	GBP929	1,239,654
5.42%, 10/12/65, (1-day SONIA + 0.960%)(c)	GBP1,274	1,699,501
5.66%, 09/12/56, (1-day SONIA + 1.200%)(b)(c)	GBP424	561,662
5.96%, 09/12/56, (1-day SONIA + 1.500%)(b)(c)	GBP100	132,051
5.96%, 01/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP182	242,666
6.26%, 01/15/57, (1-day SONIA + 1.800%)(b)(c)	GBP109	145,481
6.41%, 09/12/56, (1-day SONIA + 1.950%)(b)(c)	GBP100	132,169

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust
3.50%, 03/25/58(a)(b)	USD1,500	$1,454,810
3.75%, 07/25/62(a)(b)	USD856	810,341
3.75%, 08/01/62(a)(b)	USD2,141	2,024,553
5.00%, 11/25/57(a)(b)	USD100	99,397
5.73%, 11/25/64(a)(d)	USD11,016	11,100,010
TRK Trust, 4.35%, 06/25/57(a)(d)	USD1,475	1,403,582
TTAN
5.29%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD6,159	6,147,729
5.79%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD1,319	1,313,965
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	USD4,304	4,537,990
U.K. Logistics DAC
6.13%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP202	268,542
8.46%, 05/17/35, (1-day SONIA + 4.000%)(b)(c)	GBP824	1,096,958
UBS Commercial Mortgage Trust
3.76%, 10/15/52(b)	USD1,201	1,050,788
3.84%, 10/15/50(b)	USD565	538,862
UK Logistics DAC
5.96%, 02/17/35, (1-day SONIA + 1.350%)(b)(c)	GBP1,404	1,896,724
6.31%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP197	265,532
6.71%, 02/17/35, (1-day SONIA + 2.100%)(b)(c)	GBP100	134,314
7.71%, 02/17/35, (1-day SONIA + 3.100%)(b)(c)	GBP219	293,888
VEGAS, 6.42%, 07/10/36(a)(b)	USD5,390	5,042,860
VEGAS Trust, 5.52%, 11/10/39(a)	USD4,850	4,915,644
Velocity Commercial Capital Loan Trust
5.22%, 06/25/52(a)(b)	USD2,088	2,021,144
5.49%, 10/25/54(a)(b)	USD3,081	3,063,518
5.81%, 12/25/54(a)(b)	USD6,924	6,942,508
6.03%, 02/25/55(a)(b)	USD2,223	2,238,717
6.58%, 04/25/54(a)(b)	USD822	829,543
6.98%, 02/25/55(a)(b)	USD1,997	2,003,157
Verus Securitization Trust
2.22%, 05/25/65(a)(d)	USD522	504,932
3.02%, 01/25/60(a)(b)	USD5,400	5,101,236
3.80%, 04/25/67(a)(b)	USD2,689	2,452,108
4.13%, 02/25/67(a)(d)	USD1,922	1,834,259
5.10%, 09/25/69(a)(b)	USD7,224	7,184,971
5.22%, 09/25/69(a)(b)	USD7,315	7,302,501
5.36%, 10/25/69(a)(b)	USD4,855	4,848,240
5.62%, 05/25/70(a)(d)	USD9,429	9,480,637
5.71%, 01/25/69(a)(d)	USD6,077	6,083,679
5.81%, 05/25/68(a)(d)	USD2,522	2,522,843
5.85%, 12/25/67(a)(d)	USD441	440,145
5.93%, 03/25/68(a)(d)	USD4,301	4,304,161
6.10%, 02/25/69(a)(d)	USD323	324,501
6.12%, 03/25/69(a)(d)	USD2,175	2,191,724
6.34%, 04/25/69(a)(d)	USD2,950	2,977,703
6.76%, 02/25/68(a)(d)	USD2,443	2,448,054
Visio Trust, 1.31%, 11/25/55(a)	USD77	73,523
Vista Point Securitization Trust
5.68%, 01/25/55(a)(d)	USD7,620	7,616,715
6.00%, 01/25/55(a)(d)	USD1,000	1,006,391
Wells Fargo Commercial Mortgage Trust
2.58%, 09/15/31(a)(b)	USD2,371	2,297,170
3.75%, 03/15/59	USD850	836,503
4.07%, 09/15/58(b)	USD1,000	994,931
4.13%, 12/15/49(b)	USD440	431,277
4.19%, 08/17/36(a)(b)	USD210	205,359
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.40%, 09/15/58(b)	USD1,175	$1,167,447
4.86%, 01/15/59(b)	USD205	202,302
Series 2015-C28, Class AS, 3.87%, 05/15/48(b)	USD413	411,847
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD450	444,054
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD660	643,406
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD870	828,714
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD175	160,784
WEST Trust, 5.45%, 04/10/30(a)(b)	USD4,126	4,155,670
Winchester 1 PLC
5.35%, 10/21/56(c)	GBP816	1,087,629
5.66%, 10/21/56, (1-day SONIA + 1.200%)(c)	GBP340	449,907
6.01%, 10/21/56, (1-day SONIA + 1.550%)(c)	GBP100	131,849
6.46%, 10/21/56, (1-day SONIA + 2.000%)(c)	GBP100	132,269
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD313	290,095
3.50%, 01/20/45(a)(b)	USD132	123,719
3.50%, 02/20/45(a)(b)	USD390	359,405
3.50%, 02/20/45(a)(b)	USD156	143,762
3.93%, 06/20/44(a)(b)	USD394	379,405
4.00%, 09/20/44(a)(b)	USD99	95,044
		1,879,475,391
Municpal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 5.26%, 12/20/66(c)	GBP501	666,789
Total Collateralized Mortgage Obligations — 22.5% (Cost: $1,951,634,736)		1,958,094,838
Convertible Bonds
Commercial Services — 0.1%
Nexi SpA, Series ., 0.00% 02/24/28(c)(e)	EUR7,900	8,107,148
Worldline SA/France
0.00%, 07/30/25(c)(e)	EUR40	52,957
0.00%, 07/30/26(c)(e)	EUR4,654	5,105,079
		13,265,184
Engineering & Construction — 0.1%
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(c)	EUR6,400	6,454,779
Semiconductors — 0.0%
ams-OSRAM AG, Series ., 2.13%, 11/03/27(c)	EUR1,100	1,081,023
Total Convertible Bonds — 0.2% (Cost: $19,463,001)		20,800,986
Corporate Bonds & Notes
Advertising — 0.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD2,796	2,718,515
7.88%, 04/01/30(a)(f)	USD1,007	1,007,451
9.00%, 09/15/28(a)(f)	USD3,687	3,816,244
Lamar Media Corp.
3.63%, 01/15/31(f)	USD391	353,354
3.75%, 02/15/28	USD698	665,789
4.88%, 01/15/29(f)	USD3,723	3,614,759
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(f)	USD629	584,189

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
4.63%, 03/15/30(a)(f)	USD948	$876,045
5.00%, 08/15/27(a)	USD4,136	4,052,835
Stagwell Global LLC, 5.63%, 08/15/29(a)(f)	USD2,576	2,430,761
Summer BC Holdco B SARL
5.88%, 02/15/30(c)	EUR1,773	1,960,073
6.79%, 02/15/30, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR1,653	1,842,157
		23,922,172
Aerospace & Defense — 0.5%
Bombardier Inc.
6.00%, 02/15/28(a)	USD429	424,240
7.00%, 06/01/32(a)(f)	USD351	355,118
7.25%, 07/01/31(a)(f)	USD3,094	3,167,807
7.50%, 02/01/29(a)	USD1,153	1,187,697
7.88%, 04/15/27(a)	USD2,266	2,271,529
8.75%, 11/15/30(a)	USD1,513	1,621,196
Embraer Netherlands Finance BV, 7.00%, 07/28/30(c)	USD288	306,720
RTX Corp., 2.15%, 05/18/30	EUR1,890	2,047,017
Spirit AeroSystems Inc., 9.75%, 11/15/30(a)	USD8,243	9,124,231
TransDigm Inc.
4.63%, 01/15/29	USD3,138	3,018,229
4.88%, 05/01/29	USD2,115	2,041,004
5.50%, 11/15/27	USD7,955	7,917,130
6.63%, 03/01/32(a)	USD4,741	4,856,462
6.75%, 08/15/28(a)	USD1,395	1,423,031
6.88%, 12/15/30(a)	USD494	508,994
7.13%, 12/01/31(a)	USD1,610	1,673,413
		41,943,818
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	USD1,568	1,550,738
Tereos Finance Groupe I SA
5.75%, 04/30/31(c)	EUR832	945,396
5.88%, 04/30/30(c)	EUR4,009	4,641,513
7.25%, 04/15/28(c)	EUR2,559	2,998,106
		10,135,753
Airlines — 0.3%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(g)	USD258	174,240
Air Canada, 3.88%, 08/15/26(a)	USD1,451	1,423,786
American Airlines Inc., 7.25%, 02/15/28(a)(f)	USD5,611	5,542,464
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(f)	USD85	84,093
5.75%, 04/20/29(a)(f)	USD2,966	2,876,733
Azul Secured Finance LLP, 11.93%, 08/28/28(f)	USD213	126,515
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(b)(c)	EUR9,000	10,005,608
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	USD600	561,378
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(f)	USD3,183	2,931,951
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)	USD1,745	1,506,573
7.88%, 05/01/27(a)(f)	USD900	874,021
9.50%, 06/01/28(a)(f)	USD1,160	1,133,077
		27,240,439
Apparel — 0.1%
Hanesbrands Inc., 9.00%, 02/15/31(a)(f)	USD3,020	3,128,707
PrestigeBidCo GmbH, 6.03%, 07/01/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR1,253	1,420,715
		4,549,422
Security	Par (000)	Value
Auto Manufacturers — 1.1%
Allison Transmission Inc.
3.75%, 01/30/31(a)	USD1,000	$898,387
5.88%, 06/01/29(a)	USD213	212,845
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP7,662	8,964,882
Hyundai Capital America, 5.70%, 03/27/30, (1-day SOFR + 1.350%)(b)(c)	USD4,500	4,455,675
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	USD530	506,361
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	USD439	414,364
2.75%, 03/09/28(a)	USD720	655,890
5.30%, 09/13/27(a)	USD251	246,016
7.05%, 09/15/28(a)	USD511	522,432
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD2,436	2,337,113
4.81%, 09/17/30(a)(f)	USD1,986	1,835,214
RCI Banque SA, 5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(b)(c)	EUR20,000	23,506,648
Traton Finance Luxembourg SA, 3.24%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR10,800	12,271,551
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	EUR13,100	14,830,844
Volkswagen Financial Services AG, 3.75%, 09/10/26(c)	EUR5,999	6,900,927
Volkswagen International Finance NV
3.02%, 03/27/26, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR1,600	1,815,407
3.88%, (10-year EUR Swap + 3.370%)(b)(c)(h)	EUR5,000	5,565,128
Volkswagen Leasing GmbH, 1.50%, 06/19/26(c)	EUR6,908	7,733,607
Volvo Treasury AB, 2.91%, 05/22/26, (3-mo. EURIBOR + 0.380%)(b)(c)	EUR882	999,658
		94,672,949
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
7.50%, 02/15/33(a)(f)	USD2,494	2,363,260
8.25%, 04/15/31(a)(f)	USD557	551,400
American Axle & Manufacturing Inc.
5.00%, 10/01/29(f)	USD3,862	3,386,959
6.50%, 04/01/27	USD596	581,207
6.88%, 07/01/28	USD376	361,885
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD1,560	1,584,366
6.75%, 02/15/30(a)(f)	USD3,537	3,598,190
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR2,411	2,949,979
Dana Inc., 5.63%, 06/15/28	USD589	584,079
Forvia SE
2.38%, 06/15/29(c)	EUR1,046	1,060,541
2.75%, 02/15/27(c)	EUR500	546,532
3.75%, 06/15/28(c)	EUR360	394,433
5.50%, 06/15/31(c)	EUR7,820	8,415,946
5.63%, 06/15/30(c)	EUR2,320	2,556,923
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(f)	USD850	837,582
5.00%, 07/15/29(f)	USD2,243	2,133,445
5.25%, 04/30/31	USD1,026	955,829
5.63%, 04/30/33(f)	USD1,541	1,423,538
IHO Verwaltungs GmbH
8.75%, 05/15/28, (8.75% PIK)(c)(g)	EUR4,000	4,732,247
Series MAR, 7.00%, 11/15/31(c)(g)	EUR2,471	2,885,001
LG Energy Solution Ltd.
5.38%, 04/02/30(c)	USD2,500	2,480,625
6.06%, 04/02/30(b)(c)	USD2,500	2,471,888

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Mahle GmbH
2.38%, 05/14/28(c)	EUR1,000	$1,019,565
6.50%, 05/02/31(c)	EUR8,905	9,891,317
Schaeffler AG
4.25%, 04/01/28(c)	EUR1,800	2,038,880
5.38%, 04/01/31(c)	EUR1,200	1,352,624
Tenneco Inc., 8.00%, 11/17/28(a)	USD5,277	5,041,191
ZF Europe Finance BV
2.50%, 10/23/27(c)	EUR200	209,233
3.00%, 10/23/29(c)	EUR4,400	4,286,706
6.13%, 03/13/29(c)	EUR3,000	3,302,440
ZF Finance GmbH
2.25%, 05/03/28(c)	EUR500	506,951
5.75%, 08/03/26(c)	EUR100	114,128
ZF North America Capital Inc.
6.75%, 04/23/30(a)	USD317	289,284
6.88%, 04/14/28(a)	USD703	671,244
6.88%, 04/23/32(a)(f)	USD850	746,029
7.13%, 04/14/30(a)	USD3,096	2,848,338
		79,173,785
Banks — 5.1%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(b)(c)	EUR4,700	5,332,256
ABN AMRO Bank NV, 6.38%, (5-year EUR Swap + 3.902%)(b)(c)(h)	EUR1,500	1,695,028
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(c)(h)	USD250	265,860
AIB Group PLC
6.00%, , (5-year EURIBOR ICE Swap + 3.705%)(b)(c)(h)	EUR3,500	3,809,336
7.13%, (5-year EURIBOR ICE Swap + 4.387%)(b)(c)(h)	EUR5,436	6,389,107
Al Rajhi Sukuk Ltd., 6.25%, , (6-year CMT + 1.594%)(b)(c)(h)	USD684	689,558
Alpha Services and Holdings SA, 6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(b)(c)	EUR3,000	3,598,896
Australia & New Zealand Banking Group Ltd., 2.93%, 05/21/27, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR2,500	2,831,413
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(c)(h)	USD4,500	4,303,125
B&M European Value Retail SA, 6.50%, 11/27/31(c)	GBP4,800	6,248,905
Banco Bilbao Vizcaya Argentaria SA
6.88%, , (5-year EUR Swap + 4.267%)(b)(c)(h)	EUR1,000	1,179,671
7.75%, , (5-year CMT + 3.249%)(b)(f)(h)	USD7,400	7,241,947
8.38%, (5-year EURIBOR ICE Swap + 5.544%)(b)(c)(h)	EUR5,000	6,195,559
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.944%)(a)(b)(h)	USD400	414,500
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(b)(h)	USD260	250,390
8.38%, , (5-year CMT + 4.072%)(a)(b)(h)	USD411	404,013
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(b)(f)	USD510	527,825
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(a)	USD650	662,896
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(b)(c)(h)	USD4,500	4,237,020
Bank of America Corp.
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR5,291	5,312,136
Security	Par (000)	Value
Banks (continued)
1.66%, 04/25/28, (3-mo. EURIBOR + 0.890%)(b)(c)	EUR7,697	$8,552,205
1.78%, 05/04/27, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR5,620	6,313,140
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(b)(c)	EUR2,261	2,615,187
Bankinter SA
6.25%, (5-year EUR Swap + 6.714%)(b)(c)(h)	EUR2,600	2,966,162
7.38%, (5-year EURIBOR ICE Swap + 4.708%)(b)(c)(h)	EUR7,800	9,289,268
Banque Federative du Credit Mutuel SA
3.63%, 09/14/32(c)	EUR1,200	1,379,132
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.750%)(b)(c)	EUR16,700	18,980,505
Barclays PLC
4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.050%)(b)(c)	EUR6,500	7,671,177
4.92%, 08/08/30, (1-year EUR Swap + 1.750%)(b)(c)	EUR13,897	16,763,384
6.37%, 01/31/31, (1-year UK Government Bond + 2.800%)(b)(c)	GBP7,215	10,002,890
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(b)(c)	GBP2,094	2,957,781
9.25%, (5-year GBP Swap + 5.639%)(b)(h)	GBP2,600	3,645,896
BPCE SA
3.12%, 03/08/27, (3-mo. EURIBOR + 0.610%)(b)(c)	EUR10,800	12,273,521
4.00%, 01/20/34, (3-mo. EURIBOR + 1.470%)(b)(c)	EUR3,000	3,423,402
BPER Banca SpA, 6.50%, , (5-year EURIBOR ICE Swap + 4.346%)(b)(c)(h)	EUR3,000	3,424,041
CaixaBank SA
6.25%, , (5-year EURIBOR ICE Swap + 3.935%)(b)(c)(h)	EUR2,200	2,474,514
7.50%, (5-year EURIBOR ICE Swap + 5.295%)(b)(c)(h)	EUR2,400	2,932,950
Series ., 5.88%, (5-year EUR Swap + 6.346%)(b)(c)(h)	EUR5,400	6,201,507
Citigroup Inc., 5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	USD1,424	1,360,732
Commerzbank AG
4.25%, (5-year EUR Swap + 4.387%)(b)(c)(h)	EUR1,000	1,076,208
6.50%, (5-year EUR Swap + 6.743%)(b)(c)(h)	EUR5,000	5,830,918
7.88%, (5-year EURIBOR ICE Swap + 5.129%)(b)(c)(h)	EUR1,800	2,197,164
8.63%, 02/28/33, (5-year UK Government Bond + 5.251%)(b)(c)	GBP1,500	2,141,519
Cooperatieve Rabobank UA, 4.23%, 04/25/29, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR1,300	1,533,758
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	USD504	503,027
Credit Agricole SA, 5.88%, , (5-year EURIBOR ICE Swap + 3.636%)(b)(c)(h)	EUR1,900	2,063,521
Danske Bank AS, 2.94%, 04/10/27, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR10,840	12,296,496
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.552%)(b)(c)(h)	EUR5,800	6,276,042
4.63%, (5-year EURIBOR ICE Swap + 4.747%)(b)(c)(h)	EUR7,400	7,772,201
8.13%, (5-year USD ICE Swap + 4.358%)(b)(c)(h)	USD2,800	2,772,000
Emirates NBD Bank PJSC, 6.25%, , (6-year CMT + 1.839%)(b)(c)(h)	USD618	633,450

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Eurobank Ergasias Services and Holdings SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.000%)(b)(c)	EUR3,275	$3,671,300
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD500	496,245
7.63%, 05/01/26(a)	USD580	578,449
12.00%, 10/01/28(a)	USD3,947	4,231,535
Goldman Sachs Group Inc. (The)
1.25%, 02/07/29(c)	EUR15,282	16,313,445
1.50%, 12/07/27(c)	GBP1,595	1,962,069
3.63%, 10/29/29, (1-year UK Government Bond + 1.950%)(b)(c)	GBP1,400	1,793,336
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	USD4,629	4,451,918
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	USD2,960	2,882,819
7.25%, 04/10/28	GBP617	877,440
HSBC Holdings PLC
1.75%, 07/24/27, (1-day SONIA + 1.307%)(b)	GBP4,830	6,190,165
5.98%, 03/11/35, (3-month BB Swap + 1.870%)(b)(c)	AUD1,810	1,141,019
6.80%, 09/14/31, (1-day SONIA + 2.124%)(b)	GBP820	1,166,306
Series ., 3.39%, 09/24/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR1,400	1,590,003
ING Groep NV
1.75%, 02/16/31, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR3,300	3,499,445
3.50%, 09/03/30, (3-mo. EURIBOR + 1.100%)(b)(c)	EUR4,900	5,630,035
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR3,800	4,507,323
7.25%, (5-year USD ICE Swap + 4.084%)(b)(c)(h)	USD4,050	4,019,625
8.00%, (5-year USD ICE Swap + 4.360%)(b)(c)(h)	USD2,525	2,616,531
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	USD1,732	1,548,964
5.50%, (5-year EUR Swap + 5.848%)(b)(c)(h)	EUR4,258	4,854,067
JPMorgan Chase & Co., 4.46%, 11/13/31, (3-mo. EURIBOR + 1.280%)(b)(c)	EUR7,554	9,066,676
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(b)(c)	USD4,300	4,153,628
KBC Group NV, 8.00%, (5-year EURIBOR ICE Swap + 4.928%)(b)(c)(h)	EUR2,200	2,716,875
LG Electronics Inc., 5.63%, 04/24/27(c)	USD400	407,072
Lloyds Banking Group PLC
8.50%, (5-year UK Government Bond + 5.883%)(b)(h)	GBP1,300	1,778,293
Series ., 7.50%, , (5-year UK Government Bond + 3.436%)(b)(h)	GBP3,075	3,961,118
Morgan Stanley
1.88%, 04/27/27	EUR5,466	6,104,728
3.11%, 03/19/27, (3-mo. EURIBOR + 0.650%)(b)	EUR7,350	8,337,610
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR9,556	10,879,236
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR4,850	5,747,355
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(b)(c)	EUR3,700	4,458,590
NatWest Group PLC, 7.50%, , (5-year UK Government Bond + 3.294%)(b)(h)	GBP5,025	6,428,814
QNB Finance Ltd., 2.63%, 05/12/25(c)	USD636	634,982
Security	Par (000)	Value
Banks (continued)
Societe Generale SA
0.50%, 06/12/29, (3-mo. EURIBOR + 0.950%)(b)(c)	EUR3,900	$4,080,128
5.75%, 01/22/32, (1-year UK Government Bond + 2.050%)(b)(c)	GBP2,600	3,475,019
Sumitomo Mitsui Financial Group Inc., 6.45%, , (5-year CMT + 1.900%)(b)(h)	USD5,625	5,351,204
Svenska Handelsbanken AB, 2.96%, 03/08/27, (3-mo. EURIBOR + 0.450%)(b)(c)	EUR2,800	3,178,103
U.S. Bancorp, 3.33%, 05/21/28, (3-mo. EURIBOR + 0.800%)(b)	EUR10,860	12,264,716
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.770%)(b)(c)	EUR6,670	7,089,145
4.88%, (5-year CMT + 3.404%)(a)(b)(h)	USD300	286,826
5.13%, (5-year CMT + 4.855%)(b)(c)(h)	USD1,200	1,174,409
6.85%, (5-year USD ICE Swap + 3.630%)(a)(b)(f)(h)	USD4,450	4,367,277
7.13%, , (5-year USD ICE Swap + 3.179%)(a)(b)(f)(h)	USD1,625	1,554,121
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	USD1,815	1,766,476
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	USD200	209,202
Wells Fargo & Co.
1.74%, 05/04/30, (3-mo. EURIBOR + 1.850%)(b)(c)	EUR2,072	2,225,136
2.94%, 07/22/28, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR19,550	22,073,455
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(b)(c)	EUR6,466	7,469,307
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	USD332	274,886
		445,449,565
Beverages — 0.0%
Anheuser-Busch InBev Worldwide Inc., 4.44%, 10/06/48	USD3,299	2,775,703
Building Materials — 0.5%
Builders FirstSource Inc.
5.00%, 03/01/30(a)	USD980	940,267
6.38%, 06/15/32(a)(f)	USD1,649	1,658,300
6.38%, 03/01/34(a)(f)	USD1,704	1,691,279
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	USD1,912	1,658,109
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	USD2,353	2,047,145
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(c)	EUR6,490	7,611,585
6.63%, 12/15/30(a)	USD2,257	2,288,844
6.75%, 07/15/31(a)	USD2,160	2,202,673
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR3,937	4,499,727
PCF GmbH, 4.75%, 04/15/29(c)	EUR3,487	3,046,834
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD5,826	5,858,835
6.75%, 03/01/33(a)(f)	USD1,499	1,504,607
Sisecam U.K. PLC, 8.25%, 05/02/29(c)	USD552	552,000
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD1,507	1,472,321
8.88%, 11/15/31(a)(f)	USD2,170	2,226,379
St Marys Cement Inc. Canada, 5.75%, 04/02/34(c)	USD200	196,700
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD597	527,126
4.38%, 07/15/30(a)	USD4,727	4,408,467

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
6.50%, 08/15/32(a)(f)	USD1,720	$1,741,420
		46,132,618
Chemicals — 1.2%
Avient Corp., 6.25%, 11/01/31(a)	USD159	157,300
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(f)	USD2,765	2,863,075
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)	USD570	505,447
Celanese U.S. Holdings LLC
1.40%, 08/05/26(f)	USD226	215,569
6.50%, 04/15/30	USD2,043	1,996,269
6.60%, 11/15/28(f)	USD1,068	1,079,687
6.63%, 07/15/32(f)	USD526	517,134
6.75%, 04/15/33(f)	USD4,433	4,161,188
6.80%, 11/15/30	USD322	321,888
6.95%, 11/15/33(f)	USD609	610,182
Chemours Co. (The)
4.63%, 11/15/29(a)	USD1,714	1,435,265
8.00%, 01/15/33(a)(f)	USD2,853	2,570,892
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR3,175	3,593,779
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD1,682	1,467,132
Ineos Finance PLC, 6.38%, 04/15/29(c)	EUR5,503	6,132,773
INEOS Finance PLC, 7.50%, 04/15/29(a)	USD1,119	1,051,045
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(c)	EUR5,597	5,698,772
8.50%, 03/15/29(c)	EUR5,687	6,174,512
Kronos International Inc., 9.50%, 03/15/29(c)	EUR6,963	8,329,374
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR4,892	3,831,895
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)	USD481	487,614
5.50%, 02/13/35(a)	USD387	392,563
MEGlobal BV, 4.25%, 11/03/26(c)	USD300	297,000
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	USD600	599,820
Methanex Corp.
5.13%, 10/15/27	USD183	179,631
5.25%, 12/15/29(f)	USD80	75,985
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	USD1,650	1,562,381
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR3,276	3,664,168
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR2,239	2,531,506
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD1,992	1,882,440
5.25%, 06/01/27(a)	USD2,417	2,389,283
7.00%, 12/01/31(a)(f)	USD142	146,768
OCP SA
5.13%, 06/23/51(c)	USD263	191,929
7.50%, 05/02/54(a)	USD488	477,874
Olin Corp., 6.63%, 04/01/33(a)	USD371	352,024
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	USD4,172	3,854,228
5.38%, 10/01/29(c)	EUR1,421	1,472,949
7.25%, 06/15/31(a)	USD233	233,000
9.63%, 11/15/28(c)	EUR4,500	5,314,485
9.75%, 11/15/28(a)(f)	USD3,379	3,520,776
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	USD335	334,776
Sasol Financing USA LLC
4.38%, 09/18/26	USD200	191,500
6.50%, 09/27/28	USD221	203,928
SCIH Salt Holdings Inc., 4.88%, 05/01/28(a)(f)	USD3,058	2,929,567
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(c)	EUR350	393,508
9.50%, 07/15/28(c)	EUR2,852	3,377,895
Synthomer PLC, 7.38%, 05/02/29(c)	EUR6,000	6,422,719
Tronox Inc., 4.63%, 03/15/29(a)	USD3,515	2,845,304
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 5.63%, 08/15/29(a)(f)	USD4,416	$3,912,344
		102,951,143
Commercial Services — 2.1%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(f)	USD264	249,117
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD5,525	5,643,017
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(f)	USD4,871	4,567,903
9.75%, 07/15/27(a)	USD47	47,167
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	USD3,057	2,938,047
4.88%, 06/01/28(c)	GBP9,072	11,500,861
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR8,000	9,447,973
APCOA Group GmbH, 6.00%, 04/15/31(c)	EUR3,000	3,414,239
Arena Luxembourg Finance SARL, 4.82%, 05/01/30, (3-mo. EURIBOR + 2.500%)(b)(c)	EUR4,122	4,655,161
Autostrade per l'Italia SpA, 1.75%, 02/01/27(c)	EUR4,061	4,533,339
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.38%, 03/01/29(a)(f)	USD3,607	3,320,043
5.75%, 07/15/27(a)(f)	USD595	578,203
8.00%, 02/15/31(a)(f)	USD1,832	1,819,927
8.25%, 01/15/30(a)(f)	USD273	272,372
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR100	109,320
6.13%, 11/30/28(c)	GBP7,076	8,935,200
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(f)	USD2,498	2,494,819
Block Inc.
3.50%, 06/01/31	USD610	544,464
6.50%, 05/15/32(a)(f)	USD850	867,238
Boels Topholding BV
5.75%, 05/15/30(c)	EUR6,051	7,069,779
6.25%, 02/15/29(c)	EUR2,297	2,693,754
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD5,596	5,905,213
Brink's Co. (The)
6.50%, 06/15/29(a)	USD515	524,670
6.75%, 06/15/32(a)	USD1,513	1,548,686
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(c)(h)	USD580	578,913
Edenred SE, 3.63%, 12/13/26(c)	EUR1,300	1,498,268
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	USD1,055	1,041,345
8.63%, 05/15/32(a)(f)	USD2,367	2,416,539
9.00%, 05/15/28(a)	USD2,312	2,353,160
Garda World Security Corp.
6.00%, 06/01/29(a)	USD1,635	1,529,318
7.75%, 02/15/28(a)(f)	USD1,128	1,164,386
8.38%, 11/15/32(a)	USD2,875	2,835,968
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD286	282,793
6.63%, 06/15/29(a)(f)	USD2,177	2,150,695
Kapla Holding SAS
5.00%, 04/30/31(c)	EUR5,000	5,661,674
6.00%, 07/31/30, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR1,000	1,132,841
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	USD505	493,259
La Financiere Atalian SASU, 8.50%, 06/30/28, (3.50 % Cash and 5.00 % PIK)(g)	EUR1,004	457,443
Loxam SAS
6.38%, 05/15/28(c)	EUR900	1,053,976
6.38%, 05/31/29(c)	EUR4,508	5,362,235

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Pachelbel Bidco SpA
6.44%, 05/17/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR4,116	$4,658,737
7.13%, 05/17/31(c)	EUR1,000	1,195,396
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)(f)	USD4,819	4,815,029
Q-Park Holding I BV
5.13%, 03/01/29(c)	EUR1,229	1,427,915
5.13%, 02/15/30(c)	EUR3,303	3,821,973
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD2,810	2,675,574
10.88%, 08/01/29(a)	USD1,623	1,539,904
Service Corp. International/U.S.
3.38%, 08/15/30	USD2,080	1,862,298
4.00%, 05/15/31	USD1,138	1,039,049
4.63%, 12/15/27	USD236	232,210
5.13%, 06/01/29	USD559	552,447
5.75%, 10/15/32(f)	USD1,094	1,080,040
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	USD825	813,657
6.75%, 08/15/32(a)	USD1,468	1,488,915
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(c)	EUR2,669	3,103,524
Transurban Finance Co. Pty. Ltd., 4.14%, 04/17/35(c)	EUR2,380	2,772,063
United Rentals North America Inc.
3.75%, 01/15/32	USD4,248	3,787,884
4.00%, 07/15/30	USD50	46,575
4.88%, 01/15/28	USD60	59,147
5.25%, 01/15/30(f)	USD916	905,885
5.50%, 05/15/27	USD1,402	1,399,225
6.13%, 03/15/34(a)(f)	USD1,417	1,432,284
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(c)	USD705	709,865
Verisure Holding AB
7.13%, 02/01/28(c)	EUR375	440,429
9.25%, 10/15/27(c)	EUR400	474,737
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(f)	USD1,809	1,863,603
Williams Scotsman Inc.
4.63%, 08/15/28(a)	USD449	431,778
7.38%, 10/01/31(a)(f)	USD2,977	3,087,837
Worldline SA/France
4.13%, 09/12/28(c)	EUR7,800	8,632,161
5.25%, 11/27/29(c)	EUR6,800	7,788,922
		177,832,388
Computers — 0.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(c)	EUR7,765	8,966,947
Amentum Holdings Inc., 7.25%, 08/01/32(a)(f)	USD2,015	2,049,735
Apple Inc., 2.85%, 08/05/61	USD5,799	3,473,978
Atos SE
6.08%, 12/18/30(c)(d)	EUR2,302	2,091,595
Series ., 9.00%, 12/18/29(c)(d)	EUR283	345,343
Cedacri Mergeco SpA, 7.18%, 05/15/28, (3-mo. EURIBOR + 4.625%)(b)(c)	EUR7,927	8,856,580
McAfee Corp., 7.38%, 02/15/30(a)(f)	USD3,917	3,383,453
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD800	860,699
NCR Voyix Corp., 5.00%, 10/01/28(a)(f)	USD2,614	2,533,613
Seagate HDD Cayman
8.50%, 07/15/31(f)	USD961	1,027,991
9.63%, 12/01/32	USD1,510	1,704,221
Western Digital Corp., 4.75%, 02/15/26	USD658	653,664
		35,947,819
Security	Par (000)	Value
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)	USD1,305	$1,219,730
Opal Bidco SAS, 5.50%, 03/31/32(c)	EUR4,165	4,698,553
Prestige Brands Inc.
3.75%, 04/01/31(a)	USD321	289,799
5.13%, 01/15/28(a)	USD582	577,156
		6,785,238
Distribution & Wholesale — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR1,000	1,150,885
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	USD1,642	1,635,039
IMCD NV
2.13%, 03/31/27(c)	EUR5,472	6,130,218
3.63%, 04/30/30(c)	EUR4,090	4,625,570
4.88%, 09/18/28(c)	EUR2,376	2,821,250
		16,362,962
Diversified Financial Services — 1.2%
Ally Financial Inc.
5.75%, 11/20/25(f)	USD200	200,267
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)	USD80	76,182
6.70%, 02/14/33	USD887	880,811
Bracken MidCo1 PLC, 6.75%, 11/01/27, (6.75% PIK)(c)(g)	GBP3,326	4,329,531
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(f)	USD921	913,142
9.25%, 07/01/31(a)	USD732	771,195
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD2,598	2,549,184
Far East Horizon Ltd., 6.00%, 10/01/28(c)	USD3,715	3,659,275
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD2,227	2,240,324
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(f)	USD750	733,522
9.13%, 05/15/31(a)	USD742	750,219
9.25%, 02/01/29(a)	USD3,037	3,093,761
GGAM Finance Ltd., 8.00%, 02/15/27(a)	USD1,351	1,387,045
GS Finance Corp., 8.75%, 02/14/30(b)	USD17,990	18,580,971
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	USD880	905,520
Intercontinental Exchange Inc., 3.00%, 09/15/60	USD817	488,447
Intrum AB
3.00%, 09/15/27(c)(i)(j)	EUR2,882	2,513,954
9.25%, 03/15/28(c)(i)(j)	EUR970	883,487
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	USD4,321	4,456,343
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD2,076	1,931,713
6.63%, 10/15/31(a)	USD2,118	2,075,138
Jefferies GmbH, 3.35%, 07/22/26(b)(c)	EUR4,100	4,638,928
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP3,078	4,045,650
Julius Baer Group Ltd.
4.88%, (5-year CMT + 4.616%)(b)(c)(h)	USD1,000	966,218
6.63%, (5-year EUR Swap + 3.847%)(b)(c)(h)	EUR4,610	5,235,497
Mastercard Inc., 2.95%, 03/15/51(f)	USD9,094	5,944,011
Muangthai Capital PCL, 6.88%, 09/30/28(c)	USD4,500	4,421,250
Muthoot Finance Ltd., 6.38%, 04/23/29(c)(f)	USD2,250	2,172,375
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD1,137	1,131,680
5.13%, 12/15/30(a)	USD4,714	4,708,148
5.50%, 08/15/28(a)	USD1,266	1,258,336
5.75%, 11/15/31(a)	USD624	626,315
6.00%, 01/15/27(a)	USD1,341	1,341,587
7.13%, 02/01/32(a)(f)	USD1,369	1,420,205
OneMain Finance Corp., 7.13%, 11/15/31(f)	USD300	301,239
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD176	164,308
5.38%, 10/15/25(a)	USD738	733,631

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 09/15/31(a)	USD69	$65,724
7.13%, 11/15/30(a)	USD2,649	2,693,837
7.88%, 12/15/29(a)	USD450	469,171
Power Finance Corp. Ltd., 1.84%, 09/21/28(c)	EUR204	217,238
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	USD650	604,506
3.88%, 03/01/31(a)	USD2,429	2,195,610
4.00%, 10/15/33(a)(f)	USD1,375	1,189,400
Titanium 2l Bondco SARL, 6.25%, 01/14/31, (6.75% PIK)(g)	EUR2,697	910,266
Trust Fibra Uno, 7.70%, 01/23/32(c)	USD400	408,100
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	USD477	474,696
5.50%, 04/15/29(a)	USD3,156	3,055,951
5.75%, 06/15/27(a)	USD2,732	2,695,353
		107,509,261
Electric — 2.4%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.258%)(b)(c)(h)	EUR3,805	4,390,904
ACEN Finance Ltd., 4.00%, (c)(h)	USD1,198	772,710
AES Andes SA
6.30%, 03/15/29(a)(f)	USD400	406,000
6.30%, 03/15/29(c)	USD606	615,090
8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(b)	USD470	480,340
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD452	421,530
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD1,976	1,952,412
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD520	454,028
Alabama Power Co., Series A, 4.30%, 07/15/48(f)	USD1,121	918,341
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD2,338	2,382,684
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(c)	EUR4,763	5,489,265
6.38%, 02/15/32(a)	USD4,398	4,320,813
Calpine Corp.
5.00%, 02/01/31(a)	USD2,146	2,064,217
5.13%, 03/15/28(a)	USD5,535	5,482,465
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)	USD3,622	3,476,876
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)	USD4,500	4,581,585
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(c)	USD1,414	1,416,273
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD303	303,417
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR4,601	5,238,671
Diamond II Ltd.
7.95%, 07/28/26(a)	USD235	234,413
7.95%, 07/28/26(c)	USD4,500	4,488,750
Duke Energy Corp.
3.10%, 06/15/28	EUR2,359	2,680,011
3.75%, 04/01/31	EUR7,273	8,358,608
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)	USD400	374,522
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(f)	USD1,825	1,737,661
EDP SA
1.70%, 07/20/80, (5-year EUR Swap + 1.840%)(b)(c)	EUR700	789,030
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(b)(c)	EUR3,100	3,185,043
Security	Par (000)	Value
Electric (continued)
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(b)(c)	EUR4,700	$5,406,649
Electricite de France SA
3.38%, (5-year EUR Swap + 3.970%)(b)(c)(h)	EUR12,200	12,884,142
3.75%, 06/05/27(c)	EUR6,700	7,777,680
5.13%, (5-year EURIBOR ICE Swap + 2.943%)(b)(c)(h)	EUR2,000	2,295,835
5.63%, (5-year EURIBOR ICE Swap + 3.277%)(b)(c)(h)	EUR600	693,284
5.88%, (15-year GBP Swap + 3.322%)(b)(c)(h)	GBP4,600	5,984,826
7.38%, (5-year UK Government Bond + 3.775%)(b)(c)(h)	GBP2,900	3,899,616
9.13%, (5-year CMT + 5.411%)(a)(b)(h)	USD1,041	1,164,332
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)	USD1,726	1,728,336
EnBW International Finance BV, 4.30%, 05/23/34(c)	EUR2,220	2,652,930
Enel SpA, 4.25%, , (5-year EURIBOR ICE Swap + 2.009%)(b)(c)(h)	EUR6,375	7,196,198
Engie SA, 5.13%, (5-year EURIBOR ICE Swap + 2.367%)(b)(c)(h)	EUR1,400	1,623,506
Eurogrid GmbH, 3.92%, 02/01/34(c)	EUR4,000	4,634,210
FirstEnergy Corp.
2.65%, 03/01/30	USD65	58,943
Series B, 2.25%, 09/01/30	USD700	613,286
Series C, 3.40%, 03/01/50(f)	USD7,219	4,752,475
Series C, 4.85%, 07/15/47	USD711	591,897
Lightning Power LLC, 7.25%, 08/15/32(a)	USD1,186	1,228,733
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)	USD3,431	3,279,854
MVM Energetika Zrt
6.50%, 03/13/31(c)	USD400	407,500
7.50%, 06/09/28(c)	USD2,237	2,333,549
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(a)(f)	USD5,295	5,240,379
NRG Energy Inc.
3.38%, 02/15/29(a)	USD1,871	1,734,392
3.63%, 02/15/31(a)	USD3,269	2,938,087
5.75%, 07/15/29(a)	USD3,228	3,212,815
6.25%, 11/01/34(a)(f)	USD366	365,438
NSW Electricity Networks Finance Pty. Ltd., 6.16%, 03/11/55, (3-month BB Swap + 2.050%)(b)(c)	AUD2,110	1,340,370
Ohio Power Co., Series R, 2.90%, 10/01/51(f)	USD3,269	1,966,814
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR5,554	5,703,582
Orsted A/S
2.50%, (5-year UK Government Bond + 2.136%)(b)(c)	GBP9,918	9,516,763
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(b)(c)	EUR375	425,074
PECO Energy Co., 2.85%, 09/15/51	USD401	245,901
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(c)	EUR4,500	4,385,712
PG&E Corp.
5.25%, 07/01/30(f)	USD277	266,884
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD4,645	4,509,320
Pike Corp.
5.50%, 09/01/28(a)	USD755	741,472
8.63%, 01/31/31(a)	USD27	28,325
San Miguel Global Power Holdings Corp., 8.13%, , (1-year CMT + 6.404%)(b)(c)(h)	USD4,800	4,582,512
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(c)	USD200	201,104
5.23%, 02/18/30(c)	USD694	700,940
5.68%, 04/11/53(c)	USD600	586,128

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	USD508	$469,900
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(f)	USD560	598,061
Terna - Rete Elettrica Nazionale, 4.75%, (5-year EURIBOR ICE Swap + 2.142%)(b)(c)(h)	EUR6,505	7,507,365
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD498	493,664
5.50%, 09/01/26(a)	USD425	423,828
5.63%, 02/15/27(a)	USD2,238	2,236,553
6.88%, 04/15/32(a)	USD1,666	1,725,608
7.75%, 10/15/31(a)	USD3,336	3,527,426
		203,897,857
Electrical Components & Equipment — 0.1%
Belden Inc.
3.38%, 07/15/27(c)	EUR100	112,333
3.88%, 03/15/28(c)	EUR100	112,625
Energizer Holdings Inc., 4.75%, 06/15/28(a)(f)	USD54	52,027
WESCO Distribution Inc.
6.38%, 03/15/29(a)	USD2,256	2,285,806
6.38%, 03/15/33(a)	USD100	101,161
6.63%, 03/15/32(a)	USD1,696	1,725,207
7.25%, 06/15/28(a)	USD299	302,972
		4,692,131
Electronics — 0.2%
Honeywell International Inc.
0.75%, 03/10/32	EUR5,000	4,785,181
3.75%, 05/17/32	EUR3,362	3,910,784
Imola Merger Corp., 4.75%, 05/15/29(a)	USD3,013	2,877,037
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD2,186	1,910,835
4.38%, 02/15/30(a)	USD2,060	1,899,568
6.63%, 07/15/32(a)(f)	USD1,401	1,388,000
		16,771,405
Energy - Alternate Sources — 0.1%
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28(a)(f)	USD510	490,875
7.25%, 09/27/28(c)	USD4,360	4,196,500
India Cleantech Energy, 4.70%, 08/10/26(c)	USD3,555	3,443,906
SK Battery America Inc., 2.13%, 01/26/26(c)	USD409	396,579
		8,527,860
Engineering & Construction — 0.4%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	USD206	138,921
Arcosa Inc., 6.88%, 08/15/32(a)	USD1,145	1,166,744
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)	USD348	327,120
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(f)	USD4,176	3,966,890
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP7,292	9,537,638
Heathrow Finance PLC
4.13%, 09/01/29(c)(d)	GBP1,391	1,671,213
4.38%, 03/01/27(c)(d)	GBP6,391	8,110,920
6.63%, 03/01/31(c)	GBP7,030	9,103,406
IHS Holding Ltd., 6.25%, 11/29/28(a)	USD501	473,774
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	USD30	28,059
		34,524,685
Entertainment — 1.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR10,065	12,000,753
Banijay Entertainment SASU, 7.00%, 05/01/29(c)	EUR4,496	5,297,028
Security	Par (000)	Value
Entertainment (continued)
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(f)	USD6,457	$5,960,801
6.00%, 10/15/32(a)(f)	USD3,001	2,829,174
7.00%, 02/15/30(a)	USD2,541	2,601,078
8.13%, 07/01/27(a)(f)	USD1,159	1,162,484
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD1,721	1,636,173
5.38%, 04/15/27	USD850	845,863
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD100	96,905
5.50%, 04/01/27(a)	USD805	797,208
5.75%, 04/01/30(a)(f)	USD1,782	1,742,761
6.75%, 05/01/31(a)(f)	USD2,015	2,035,104
Cinemark USA Inc.
5.25%, 07/15/28(a)(f)	USD941	923,983
7.00%, 08/01/32(a)(f)	USD2,924	2,990,006
Cirsa Finance International SARL
6.50%, 03/15/29(c)	EUR4,991	5,883,046
6.69%, 07/31/28, (3-mo. EURIBOR + 4.500%)(b)(c)	EUR216	245,210
10.38%, 11/30/27(c)	EUR270	321,206
Inter Media & Communication SpA, 6.75%, 02/09/27(c)	EUR7,928	9,070,888
International Game Technology PLC, 4.13%, 04/15/26(a)(f)	USD3,156	3,115,273
Light & Wonder International Inc.
7.00%, 05/15/28(a)	USD1,485	1,485,336
7.25%, 11/15/29(a)	USD561	571,941
7.50%, 09/01/31(a)(f)	USD4,340	4,459,223
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD609	582,167
4.75%, 10/15/27(a)(f)	USD4,511	4,415,393
Lottomatica Group SpA, 4.88%, 01/31/31(c)	EUR3,310	3,780,605
Lottomatica SpA/Roma
5.38%, 06/01/30(c)	EUR1,734	2,030,672
5.74%, 06/01/31, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,192	1,350,364
6.49%, 12/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR542	614,003
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD3,200	3,199,483
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR3,158	3,472,974
Pinewood Finco PLC
3.63%, 11/15/27(c)	GBP1,400	1,777,310
6.00%, 03/27/30(c)	GBP7,558	10,020,376
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(f)	USD1,000	861,250
4.63%, 04/16/29(c)	USD2,000	1,722,500
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)	USD570	563,828
7.25%, 05/15/31(a)(f)	USD4,163	4,220,167
WMG Acquisition Corp., 3.00%, 02/15/31(a)(f)	USD173	154,270
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD2,598	2,504,823
6.25%, 03/15/33(a)	USD531	513,276
		107,854,905
Environmental Control — 0.2%
Ambipar Lux SARL, 10.88%, 02/05/33(a)	USD205	200,264
Clean Harbors Inc.
4.88%, 07/15/27(a)(f)	USD1,220	1,201,528
6.38%, 02/01/31(a)(f)	USD891	907,573

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental Inc.
4.38%, 08/15/29(a)(f)	USD2,029	$1,936,581
4.75%, 06/15/29(a)(f)	USD1,179	1,143,893
6.75%, 01/15/31(a)	USD1,005	1,044,698
Paprec Holding SA
6.50%, 11/17/27(c)	EUR170	201,732
7.25%, 11/17/29(c)	EUR6,890	8,225,096
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD2,582	2,412,564
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(f)	USD1,939	1,990,438
		19,264,367
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	USD1,897	1,861,705
3.50%, 03/15/29(a)	USD2,057	1,918,590
4.88%, 02/15/30(a)	USD1,519	1,467,426
5.88%, 02/15/28(a)	USD156	155,882
6.50%, 02/15/28(a)(f)	USD1,851	1,880,470
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP9,567	11,902,982
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP3,471	4,386,511
Cencosud SA, 4.38%, 07/17/27(c)	USD400	395,000
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)(f)	USD9,363	9,806,769
Food Service Project SA, 5.50%, 01/21/27(c)	EUR8,021	9,086,594
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(c)	USD2,048	1,635,840
Irca SpA/Gallarate, 6.25%, 12/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR4,829	5,443,183
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(f)	USD2,402	2,457,248
Kraft Heinz Foods Co., 4.88%, 10/01/49	USD287	245,370
Lamb Weston Holdings Inc.
4.38%, 01/31/32(a)	USD3,945	3,614,085
4.88%, 05/15/28(a)	USD2,645	2,607,395
Lion/Polaris Lux 4 SA, 5.95%, 07/01/29, (3-mo. EURIBOR + 3.625%)(b)(c)	EUR6,481	7,323,649
Market Bidco Finco PLC
4.75%, 11/04/27(c)	EUR9,791	10,679,959
5.50%, 11/04/27(c)	GBP2,100	2,665,735
Mars Inc., 5.70%, 05/01/55(a)	USD500	492,831
Performance Food Group Inc.
4.25%, 08/01/29(a)(f)	USD1,852	1,752,832
5.50%, 10/15/27(a)	USD2,638	2,616,376
6.13%, 09/15/32(a)	USD1,830	1,830,544
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD165	146,408
6.88%, 05/15/34	USD156	169,056
Post Holdings Inc.
4.50%, 09/15/31(a)	USD1,214	1,104,787
4.63%, 04/15/30(a)	USD961	905,843
5.50%, 12/15/29(a)(f)	USD2,395	2,350,700
6.25%, 02/15/32(a)	USD1,135	1,143,795
6.25%, 10/15/34(a)(f)	USD2,666	2,643,869
6.38%, 03/01/33(a)	USD2,010	1,987,404
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP1,028	1,344,453
U.S. Foods Inc.
4.75%, 02/15/29(a)	USD1,913	1,857,986
6.88%, 09/15/28(a)	USD2,086	2,138,187
7.25%, 01/15/32(a)(f)	USD610	638,127
		102,657,591
Forest Products & Paper — 0.5%
Ahlstrom Holding 3 OY
3.63%, 02/04/28(c)	EUR847	922,750
4.88%, 02/04/28(a)(f)	USD8,689	8,102,729
Security	Par (000)	Value
Forest Products & Paper (continued)
Fiber Bidco SpA
6.13%, 06/15/31(c)	EUR11,044	$12,120,226
6.36%, 01/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR2,514	2,801,405
Glatfelter Corp., 4.75%, 11/15/29(a)(f)	USD3,801	3,312,210
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD320	327,760
Magnera Corp., 7.25%, 11/15/31(a)	USD1,705	1,612,299
Mercer International Inc., 5.13%, 02/01/29(f)	USD3,819	3,141,302
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)	EUR1,376	1,533,861
Suzano Austria GmbH
5.00%, 01/15/30	USD690	670,680
6.00%, 01/15/29	USD682	694,191
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(c)	EUR1,000	1,111,711
5.63%, 01/15/31(c)	EUR3,000	3,516,617
		39,867,741
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(f)	USD2,714	2,593,867
5.88%, 08/20/26	USD260	256,844
9.38%, 06/01/28(a)(f)	USD1,709	1,698,438
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.512%)(b)(c)	GBP4,418	5,903,180
NiSource Inc., 5.85%, 04/01/55	USD112	109,734
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)(f)	USD819	758,599
		11,320,662
Hand & Machine Tools — 0.1%
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR1,091	1,243,913
IMA Industria Macchine Automatiche SpA, 6.03%, 04/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR3,500	3,957,697
		5,201,610
Health Care - Products — 0.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(f)	USD500	461,595
4.63%, 07/15/28(a)	USD3,437	3,305,372
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(f)	USD8,553	8,884,856
Hologic Inc.
3.25%, 02/15/29(a)(f)	USD897	837,657
4.63%, 02/01/28(a)	USD3,043	2,993,061
Medline Borrower LP
3.88%, 04/01/29(a)	USD5,984	5,581,990
5.25%, 10/01/29(a)(f)	USD9,121	8,661,645
Solventum Corp., 5.90%, 04/30/54(f)	USD1,017	982,004
Teleflex Inc., 4.25%, 06/01/28(a)(f)	USD5,931	5,678,751
		37,386,931
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(f)	USD3,373	3,188,702
5.50%, 07/01/28(a)(f)	USD100	97,900
7.38%, 03/15/33(a)(f)	USD1,300	1,298,870
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(f)	USD1,002	917,279
4.00%, 03/15/31(a)	USD2,949	2,593,035
Encompass Health Corp., 4.75%, 02/01/30(f)	USD3,663	3,559,206
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR10,142	12,111,634
HCA Inc., 5.95%, 09/15/54(f)	USD2,354	2,227,286
IQVIA Inc.
5.00%, 10/15/26(a)	USD3,760	3,735,539
5.00%, 05/15/27(a)	USD2,248	2,230,076
6.50%, 05/15/30(a)(f)	USD1,662	1,688,639

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Molina Healthcare Inc.
3.88%, 05/15/32(a)(f)	USD2,965	$2,612,808
4.38%, 06/15/28(a)	USD329	316,239
Star Parent Inc., 9.00%, 10/01/30(a)(f)	USD2,438	2,466,819
Tenet Healthcare Corp.
4.25%, 06/01/29	USD3,067	2,920,908
4.38%, 01/15/30	USD2,960	2,805,194
4.63%, 06/15/28	USD3,355	3,267,313
6.13%, 10/01/28(f)	USD10,197	10,172,612
6.13%, 06/15/30	USD3,642	3,654,488
		61,864,547
Holding Companies - Diversified — 0.4%
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(b)(c)	USD627	638,910
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD200	190,800
ProGroup AG
5.13%, 04/15/29(c)	EUR3,232	3,578,370
5.38%, 04/15/31(c)	EUR5,917	6,469,206
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(b)(c)(h)	USD1,290	1,277,100
Stena International SA
7.25%, 01/15/31(a)	USD11,263	11,117,497
7.25%, 01/15/31(c)	USD3,831	3,781,508
7.63%, 02/15/31(a)	USD7,129	7,172,950
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(c)	USD250	254,922
TVF Varlik Kiralama AS, 6.95%, 01/23/30(c)	USD672	663,600
		35,144,863
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	USD648	594,042
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD820	713,851
6.25%, 09/15/27(a)(f)	USD1,769	1,734,465
Century Communities Inc., 3.88%, 08/15/29(a)	USD447	398,721
LGI Homes Inc.
7.00%, 11/15/32(a)	USD2,604	2,402,190
8.75%, 12/15/28(a)	USD274	276,687
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD1,645	1,504,837
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	USD2,157	2,167,533
		9,792,326
Home Furnishings — 0.0%
LG Electronics Inc.
5.63%, 04/24/27(a)	USD707	719,500
5.63%, 04/24/29(a)	USD200	206,046
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(f)	USD808	709,268
4.00%, 04/15/29(a)	USD153	142,048
		1,776,862
Household Products & Wares — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31(a)(f)	USD2,551	2,295,955
Ontex Group NV, 5.25%, 04/15/30(c)	EUR533	613,621
		2,909,576
Housewares — 0.1%
Newell Brands Inc.
6.38%, 09/15/27	USD392	382,126
6.38%, 05/15/30	USD1,224	1,114,200
6.63%, 09/15/29	USD693	650,083
6.63%, 05/15/32(f)	USD2,525	2,263,612
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(f)	USD2,168	1,898,737
4.38%, 02/01/32(f)	USD843	734,459
		7,043,217
Security	Par (000)	Value
Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(f)	USD2,906	$2,715,712
7.50%, 11/06/30(a)	USD4,812	4,902,037
AIA Group Ltd., 5.40%, 09/30/54(c)	USD4,500	4,127,355
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD222	214,212
5.88%, 11/01/29(a)	USD687	663,189
6.50%, 10/01/31(a)	USD927	925,099
6.75%, 10/15/27(a)	USD3,954	3,925,573
6.75%, 04/15/28(a)	USD4,467	4,499,162
7.00%, 01/15/31(a)	USD189	191,816
7.38%, 10/01/32(a)	USD409	413,320
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52	USD963	703,554
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR11,643	13,346,243
Arthur J Gallagher & Co., 5.55%, 02/15/55	USD1,035	974,926
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	USD299	284,157
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(f)	USD1,964	1,994,479
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD2,600	2,670,247
HUB International Ltd.
5.63%, 12/01/29(a)(f)	USD3,168	3,094,746
7.25%, 06/15/30(a)	USD5,249	5,444,488
7.38%, 01/31/32(a)(f)	USD2,694	2,775,472
Insurance Australia Group Ltd., 5.80%, 06/15/37, (3-month BB Swap + 1.680%)(b)(c)	AUD1,940	1,207,748
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(f)	USD376	355,087
4.30%, 02/01/61(a)	USD410	255,423
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD6,252	6,405,143
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.189%)(b)(c)(h)	USD1,520	1,547,982
Ryan Specialty LLC, 5.88%, 08/01/32(a)	USD647	639,050
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 6.250%)(b)(c)	USD4,500	4,489,923
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR5,200	6,045,457
		74,811,600
Internet — 0.9%
Alphabet Inc., 4.00%, 05/06/54	EUR4,820	5,424,793
Amazon.com Inc., 2.70%, 06/03/60	USD3,818	2,174,584
Booking Holdings Inc., 3.63%, 11/12/28	EUR3,730	4,338,777
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR3,865	4,621,691
Gen Digital Inc.
6.25%, 04/01/33(a)	USD974	971,372
6.75%, 09/30/27(a)	USD3,539	3,597,018
7.13%, 09/30/30(a)(f)	USD2,001	2,060,274
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	USD188	186,344
iliad SA
5.38%, 02/15/29(c)	EUR2,600	3,099,751
5.63%, 02/15/30(c)	EUR3,600	4,328,055
ION Trading Technologies SARL
5.75%, 05/15/28(a)	USD6,928	6,232,765
9.50%, 05/30/29(a)	USD2,855	2,764,905
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD2,659	2,279,997
4.13%, 08/01/30(a)	USD629	568,788
4.63%, 06/01/28(a)(f)	USD1,045	1,005,612

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.00%, 12/15/27(a)	USD366	$360,029
Meta Platforms Inc., 5.40%, 08/15/54	USD3,490	3,358,103
Netflix Inc., 5.40%, 08/15/54	USD679	658,802
Prosus NV
3.06%, 07/13/31(c)	USD995	854,088
3.26%, 01/19/27(c)	USD200	194,937
Rakuten Group Inc.
4.25%, , (5-year EUR Swap + 4.490%)(b)(c)(h)	EUR853	886,600
8.13%, , (5-year CMT + 4.250%)(a)(b)(f)(h)	USD5,616	5,282,417
9.75%, 04/15/29(a)	USD4,741	5,000,854
11.25%, 02/15/27(a)(f)	USD409	437,105
Snap Inc., 6.88%, 03/01/33(a)	USD3,089	3,085,094
United Group BV
6.50%, 10/31/31(c)	EUR1,637	1,891,566
6.75%, 02/15/31(c)	EUR1,069	1,240,522
6.81%, 02/15/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR2,498	2,815,711
Wayfair LLC, 7.25%, 10/31/29(a)	USD4,320	3,945,872
		73,666,426
Iron & Steel — 0.2%
ArcelorMittal SA, 3.13%, 12/13/28(c)	EUR3,000	3,394,847
ATI Inc., 7.25%, 08/15/30	USD2,432	2,529,351
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)	USD600	577,764
6.88%, 11/01/29(a)	USD626	606,299
7.00%, 03/15/32(a)(f)	USD4,169	3,916,716
7.38%, 05/01/33(a)(f)	USD1,287	1,209,863
7.50%, 09/15/31(a)(f)	USD292	282,577
CSN Inova Ventures, 6.75%, 01/28/28(c)	USD200	186,300
Mineral Resources Ltd.
8.00%, 11/01/27(a)(f)	USD2,763	2,624,083
8.50%, 05/01/30(a)	USD860	781,227
9.25%, 10/01/28(a)	USD837	791,562
POSCO, 5.75%, 01/17/28(a)	USD200	205,200
Samarco Mineracao SA
9.00%, 06/30/31, (9.05 % PIK)(c)(g)	USD847	794,478
9.50%, 06/30/31, (9.00% PIK)(a)(f)(g)	USD92	85,805
Vale Overseas Ltd., 6.40%, 06/28/54	USD364	350,157
		18,336,229
Leisure Time — 0.5%
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP11,049	14,540,948
NCL Corp. Ltd.
5.88%, 02/15/27(a)	USD1,285	1,279,006
6.75%, 02/01/32(a)(f)	USD3,341	3,262,284
7.75%, 02/15/29(a)	USD1,464	1,510,911
8.13%, 01/15/29(a)	USD1,568	1,642,036
NCL Finance Ltd., 6.13%, 03/15/28(f)	USD647	642,305
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP8,738	12,354,561
Sabre GLBL Inc., 8.63%, 06/01/27(a)	USD1	958
TUI Cruises GmbH
5.00%, 05/15/30(c)	EUR3,441	3,898,152
6.25%, 04/15/29(c)	EUR1,000	1,173,956
6.50%, 05/15/26(c)	EUR433	489,764
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD1,590	1,586,773
9.13%, 07/15/31(a)	USD4,254	4,548,356
		46,930,010
Lodging — 0.6%
Boyd Gaming Corp.
4.75%, 12/01/27	USD721	706,197
4.75%, 06/15/31(a)	USD2,231	2,079,928
Fortune Star BVI Ltd., 3.95%, 10/02/26(c)	EUR6,700	7,208,089
Grupo Posadas SAB de CV, 8.00%, 12/30/27(b)(c)	USD462	419,486
Security	Par (000)	Value
Lodging (continued)
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD3,549	$3,139,389
5.38%, 05/01/25(a)	USD597	597,000
5.75%, 05/01/28(a)	USD2,617	2,618,791
6.13%, 04/01/32(a)	USD2,541	2,574,805
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(f)	USD348	302,832
5.00%, 06/01/29(a)	USD2,754	2,546,310
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD351	315,865
7.63%, 04/17/32(a)	USD300	288,000
MGM Resorts International
4.63%, 09/01/26	USD2,237	2,218,342
4.75%, 10/15/28	USD628	605,545
6.13%, 09/15/29	USD880	876,018
6.50%, 04/15/32(f)	USD826	813,948
Sands China Ltd.
3.80%, 01/08/26	USD200	197,500
4.38%, 06/18/30(f)	USD4,500	4,154,040
5.40%, 08/08/28	USD200	196,760
Station Casinos LLC
4.50%, 02/15/28(a)	USD820	791,206
6.63%, 03/15/32(a)	USD2,844	2,827,504
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD2,211	1,939,224
Travel & Leisure Co.
4.50%, 12/01/29(a)(f)	USD278	260,558
6.63%, 07/31/26(a)	USD3,105	3,126,735
Wynn Macau Ltd.
5.13%, 12/15/29(a)	USD232	212,860
5.50%, 01/15/26(a)	USD1,000	994,690
5.50%, 10/01/27(a)(f)	USD770	744,975
5.63%, 08/26/28(c)	USD4,500	4,283,730
5.63%, 08/26/28(a)(f)	USD4,953	4,714,959
		51,755,286
Machinery — 0.2%
Chart Industries Inc., 7.50%, 01/01/30(a)(f)	USD263	272,859
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(f)	USD3,827	3,884,902
Nova Alexandre III SAS, 7.53%, 07/15/29, (3-mo. EURIBOR + 5.250%)(b)(c)	EUR2,309	2,640,392
Terex Corp.
5.00%, 05/15/29(a)	USD385	368,244
6.25%, 10/15/32(a)	USD971	929,289
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR2,509	2,842,776
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR909	1,026,977
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(f)	USD7,663	7,545,735
		19,511,174
Manufacturing — 0.0%
Axon Enterprise Inc., 6.13%, 03/15/30(a)(f)	USD1,701	1,730,604
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30(a)	USD350	325,004
4.50%, 05/01/32	USD3,604	3,202,077
4.50%, 06/01/33(a)(f)	USD9,938	8,646,729
4.75%, 03/01/30(a)	USD3,439	3,246,537
4.75%, 02/01/32(a)(f)	USD5,285	4,782,714
5.13%, 05/01/27(a)	USD6,948	6,852,956
5.38%, 06/01/29(a)	USD400	391,275
6.38%, 09/01/29(a)(f)	USD5,252	5,299,053
7.38%, 03/01/31(a)(f)	USD4,944	5,092,073

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62(f)	USD4,596	$2,744,541
Comcast Corp., 2.94%, 11/01/56	USD17,970	10,431,472
Gray Television Inc., 10.50%, 07/15/29(a)(f)	USD4,357	4,472,382
iHeartCommunications Inc.
7.75%, 08/15/30(a)	USD3,748	2,671,817
9.13%, 05/01/29(a)	USD238	183,781
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD3,391	3,321,852
7.38%, 09/01/31(a)	USD1,706	1,743,122
Nexstar Media Inc.
4.75%, 11/01/28(a)(f)	USD2,675	2,518,950
5.63%, 07/15/27(a)	USD1,565	1,550,369
Paramount Global
6.25%, 02/28/57(b)	USD4,213	3,888,515
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(f)	USD662	636,795
RCS & RDS SA, 3.25%, 02/05/28(c)	EUR2,500	2,779,024
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(f)	USD2,681	1,622,147
8.13%, 02/15/33(a)(f)	USD393	389,015
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	USD2,204	2,144,694
3.88%, 09/01/31(a)(f)	USD3,939	3,380,015
4.00%, 07/15/28(a)	USD1,038	976,475
4.13%, 07/01/30(a)(f)	USD5,270	4,715,341
5.00%, 08/01/27(a)(f)	USD1,381	1,364,394
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD11,758	10,782,086
TEGNA Inc., 5.00%, 09/15/29(f)	USD2,806	2,613,721
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(c)(g)	EUR7,665	6,935,916
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD10,600	10,334,534
Univision Communications Inc.
4.50%, 05/01/29(a)	USD5,081	4,357,040
6.63%, 06/01/27(a)	USD3,588	3,471,693
7.38%, 06/30/30(a)(f)	USD565	514,627
8.50%, 07/31/31(a)	USD885	835,685
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP7,548	9,808,932
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP3,300	3,883,418
4.25%, 01/15/30(c)	GBP1,500	1,795,948
4.50%, 08/15/30(a)	USD2,374	2,134,029
5.25%, 05/15/29(c)	GBP970	1,223,882
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP2,687	3,364,318
VZ Secured Financing BV
3.50%, 01/15/32(c)	EUR3,180	3,278,214
5.00%, 01/15/32(a)	USD5,304	4,628,514
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR3,392	3,639,930
Ziggo BV
2.88%, 01/15/30(c)	EUR4,953	5,128,860
4.88%, 01/15/30(a)	USD2,016	1,856,017
		169,960,483
Mining — 0.7%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	USD1,065	1,097,227
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR4,500	5,215,912
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD200	185,222
Constellium SE
3.75%, 04/15/29(a)	USD604	555,041
5.38%, 08/15/32(c)	EUR9,921	11,078,854
Security	Par (000)	Value
Mining (continued)
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(c)	USD1,081	$990,801
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	USD481	435,320
4.50%, 09/15/27(a)	USD1,742	1,699,275
FMG Resources August Pty. Ltd., 5.88%, 04/15/30(a)	USD3,992	3,946,730
Freeport Indonesia PT
4.76%, 04/14/27(c)	USD1,000	996,370
6.20%, 04/14/52(c)	USD4,500	4,341,105
Glencore Capital Finance DAC, 4.15%, 04/29/31(c)	EUR9,143	10,688,880
Industrias Penoles SAB de CV, 4.15%, 09/12/29(c)	USD436	414,697
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(f)	USD600	539,174
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD235	238,731
6.70%, 10/17/28(c)	USD933	947,811
6.95%, 10/17/31(a)	USD297	298,776
Novelis Corp.
3.25%, 11/15/26(a)	USD2,113	2,049,230
3.88%, 08/15/31(a)	USD2,009	1,733,931
4.75%, 01/30/30(a)	USD1,325	1,229,097
Novelis Inc., 6.88%, 01/30/30(a)	USD204	206,939
Stillwater Mining Co.
4.00%, 11/16/26(c)	USD200	191,250
4.50%, 11/16/29(c)	USD200	167,594
Vedanta Resources Finance II PLC
9.48%, 07/24/30(c)	USD513	472,283
9.85%, 04/24/33(a)	USD227	204,300
10.88%, 09/17/29(a)	USD382	369,031
10.88%, 09/17/29(c)	USD4,900	4,733,645
Volcan Cia Minera SAA
8.75%, 01/24/30(a)(f)	USD583	548,931
8.75%, 01/24/30(c)	USD373	351,203
		55,927,360
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25(a)	USD28	27,794
5.50%, 08/15/28(a)(f)	USD6,763	4,332,478
8.88%, 11/30/29(a)(f)	USD1,305	781,362
		5,141,634
Oil & Gas — 1.9%
3R Lux SARL, 9.75%, 02/05/31(a)	USD200	196,500
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD2,123	2,131,583
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(f)	USD1,260	1,222,623
6.63%, 10/15/32(a)	USD673	665,940
8.25%, 12/31/28(a)	USD588	594,042
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	USD306	292,995
Baytex Energy Corp.
7.38%, 03/15/32(a)	USD593	511,264
8.50%, 04/30/30(a)(f)	USD1,283	1,192,207
BP Capital Markets PLC, 3.25%, (5-year EUR Swap + 3.520%)(b)(c)(h)	EUR6,600	7,448,962
Civitas Resources Inc.
5.00%, 10/15/26(a)	USD1,761	1,709,893
8.38%, 07/01/28(a)	USD650	638,587
8.75%, 07/01/31(a)	USD2,464	2,342,101
CNX Resources Corp., 7.25%, 03/01/32(a)(f)	USD3,047	3,045,281
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD866	783,948
6.75%, 03/01/29(a)	USD3,940	3,740,716
Coterra Energy Inc., 5.90%, 02/15/55	USD2,378	2,162,208

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD2,442	$2,161,212
9.25%, 02/15/28(a)(f)	USD1,559	1,575,611
CVR Energy Inc.
5.75%, 02/15/28(a)	USD921	840,530
8.50%, 01/15/29(a)	USD500	459,448
Ecopetrol SA, 8.88%, 01/13/33	USD538	538,328
Empresa Nacional del Petroleo, 5.95%, 07/30/34(a)	USD400	403,000
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)	USD939	939,669
Eni SpA
4.25%, 05/19/33(c)	EUR5,912	7,005,493
4.50%, , (5-year EUR Swap + 2.083%)(b)(c)(h)	EUR4,725	5,257,173
EQT Corp.
4.50%, 01/15/29(a)(f)	USD669	648,927
4.75%, 01/15/31(a)(f)	USD327	315,802
7.50%, 06/01/30(a)	USD538	578,497
Expand Energy Corp., 5.88%, 02/01/29(a)	USD21	20,920
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)(f)	USD600	469,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD707	661,965
6.00%, 02/01/31(a)	USD584	524,184
6.25%, 11/01/28(a)	USD1,115	1,078,941
6.88%, 05/15/34(a)(f)	USD3,755	3,191,022
7.25%, 02/15/35(a)	USD946	824,176
Matador Resources Co.
6.25%, 04/15/33(a)(f)	USD289	272,787
6.50%, 04/15/32(a)	USD1,230	1,184,758
6.88%, 04/15/28(a)	USD787	782,625
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD310	239,829
Medco Maple Tree Pte Ltd.
8.96%, 04/27/29(a)	USD250	255,157
8.96%, 04/27/29(c)	USD4,500	4,592,835
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD1,854	1,766,431
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)(f)	USD1,766	1,696,649
ORLEN SA, 6.00%, 01/30/35(a)	USD285	287,137
Parkland Corp.
4.50%, 10/01/29(a)	USD375	353,539
4.63%, 05/01/30(a)	USD61	57,415
5.88%, 07/15/27(a)	USD1,558	1,544,562
6.63%, 08/15/32(a)(f)	USD3,394	3,378,368
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(f)	USD566	499,382
9.88%, 03/15/30(a)	USD2,721	2,395,015
Permian Resources Operating LLC
5.88%, 07/01/29(a)(f)	USD1,525	1,489,256
7.00%, 01/15/32(a)	USD972	978,503
Petroleos del Peru SA, 4.75%, 06/19/32(a)	USD399	294,013
Petroleos Mexicanos
5.95%, 01/28/31(f)	USD586	484,270
6.50%, 03/13/27	USD542	528,667
6.70%, 02/16/32	USD595	509,558
6.88%, 10/16/25(f)	USD1,262	1,256,952
6.95%, 01/28/60	USD282	187,530
7.50%, 03/20/26	USD10,281	10,075,380
8.75%, 06/02/29(f)	USD1,791	1,757,767
10.00%, 02/07/33(f)	USD405	404,048
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(c)(h)	USD2,094	2,048,979
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(c)	USD200	200,175
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(f)	USD546	555,964
Security	Par (000)	Value
Oil & Gas (continued)
Preem Holdings AB, 12.00%, 06/30/27(c)	EUR3,436	$4,062,506
Puma International Financing SA, 7.75%, 04/25/29(c)	USD1,960	1,945,908
Raizen Fuels Finance SA
6.45%, 03/05/34(a)	USD345	341,809
6.70%, 02/25/37(c)	USD310	303,738
6.95%, 03/05/54(a)	USD200	189,000
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)	USD610	560,590
SM Energy Co.
6.50%, 07/15/28	USD1,301	1,247,055
6.75%, 09/15/26	USD1,904	1,886,579
6.75%, 08/01/29(a)	USD425	396,792
7.00%, 08/01/32(a)(f)	USD1,703	1,569,951
Sunoco LP, 7.25%, 05/01/32(a)	USD3,010	3,121,415
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD1,030	975,847
4.50%, 04/30/30	USD181	170,333
5.88%, 03/15/28	USD1,058	1,052,910
6.00%, 04/15/27(f)	USD1,363	1,358,510
Talos Production Inc.
9.00%, 02/01/29(a)(f)	USD1,359	1,302,791
9.38%, 02/01/31(a)(f)	USD1,666	1,566,417
Transocean Inc.
8.00%, 02/01/27(a)(f)	USD1,986	1,844,876
8.25%, 05/15/29(a)	USD3,298	2,659,015
8.50%, 05/15/31(a)	USD1,564	1,209,033
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	USD757	716,546
Valaris Ltd., 8.38%, 04/30/30(a)	USD2,624	2,458,658
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(b)(c)	EUR5,100	6,272,239
Vital Energy Inc.
7.88%, 04/15/32(a)(f)	USD1,432	1,112,511
9.75%, 10/15/30	USD1,442	1,221,618
Wintershall Dea Finance 2 BV, 6.18%(b)(c)	EUR8,388	9,502,255
Wintershall Dea Finance BV
1.33%, 09/25/28(c)	EUR7,600	8,034,745
3.83%, 10/03/29(c)	EUR4,900	5,551,190
4.36%, 10/03/32(c)	EUR8,591	9,551,667
		168,437,303
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD260	259,557
6.63%, 09/01/32(a)	USD936	930,734
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR3,000	3,436,806
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(f)	USD5,212	5,262,510
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD2,499	2,477,024
		12,366,631
Packaging & Containers — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR2,146	2,238,044
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26(c)	EUR5,049	5,068,853
Ball Corp.
3.13%, 09/15/31(f)	USD2,894	2,527,802
6.00%, 06/15/29	USD950	969,377
6.88%, 03/15/28	USD1,206	1,235,221
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD50	50,367
6.75%, 04/15/32(a)	USD677	692,234

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
6.88%, 01/15/30(a)(f)	USD224	$227,594
8.75%, 04/15/30(a)(f)	USD3,413	3,516,492
Crown Americas LLC, 5.25%, 04/01/30(f)	USD555	553,757
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(f)	USD1,463	1,454,504
Fiber Midco SpA, 10.75%, 06/15/29, (6.25% PIK)(c)(g)	EUR900	936,058
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD518	488,810
6.38%, 07/15/32(a)(f)	USD3,380	3,396,634
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR3,533	3,611,891
LABL Inc.
5.88%, 11/01/28(a)	USD2,910	2,406,564
8.63%, 10/01/31(a)(f)	USD1,433	1,171,478
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(a)	USD7,547	6,924,490
OI European Group BV
5.25%, 06/01/29(c)	EUR3,000	3,428,377
6.25%, 05/15/28(c)	EUR1,200	1,393,841
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	USD878	875,788
7.25%, 05/15/31(a)(f)	USD3,329	3,305,853
Sealed Air Corp.
5.00%, 04/15/29(a)(f)	USD1,401	1,362,360
6.50%, 07/15/32(a)(f)	USD1,113	1,132,067
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)	USD1,096	1,104,093
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	USD4,362	4,319,149
6.27%, 08/15/26, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR300	336,881
		54,728,579
Pharmaceuticals — 1.2%
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(b)(c)	EUR1,200	1,335,631
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(b)(c)	EUR6,200	7,076,351
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(b)(c)	EUR3,800	4,525,455
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(b)(c)	EUR4,300	5,126,998
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.751%)(b)(c)	EUR3,300	3,701,023
Bayer Capital Corp. BV, 1.50%, 06/26/26(c)	EUR11,700	13,074,529
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)	USD441	438,030
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)	USD5,032	5,090,112
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(f)	USD4,186	4,352,331
Grifols SA, 7.13%, 05/01/30(c)	EUR1,500	1,751,860
Gruenenthal GmbH
4.63%, 11/15/31(c)	EUR1,154	1,281,216
6.75%, 05/15/30(c)	EUR4,594	5,469,506
Jazz Securities DAC, 4.38%, 01/15/29(a)(f)	USD3,692	3,503,790
Nidda Healthcare Holding GmbH
6.31%, 10/23/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR2,712	3,061,538
7.00%, 02/21/30(c)	EUR6,027	7,102,709
7.50%, 08/21/26(c)	EUR66	76,239
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)(f)	USD8,951	7,513,032
2.88%, 04/30/28(c)	EUR3,173	3,419,750
7.88%, 05/15/34(a)(f)	USD590	543,400
Security	Par (000)	Value
Pharmaceuticals (continued)
Rossini SARL
6.23%, 12/31/29, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR825	$935,517
6.75%, 12/31/29(c)	EUR1,868	2,201,785
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30	EUR6,027	6,888,593
7.88%, 09/15/31	EUR3,964	5,315,771
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD10,118	9,760,126
6.75%, 03/01/28(f)	USD2,167	2,211,369
8.13%, 09/15/31	USD200	219,000
		105,975,661
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(f)	USD163	159,073
5.75%, 03/01/27(a)(f)	USD2,578	2,568,701
6.63%, 02/01/32(a)	USD135	136,396
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(a)	USD3,738	3,832,852
Buckeye Partners LP
3.95%, 12/01/26	USD1,355	1,320,959
6.75%, 02/01/30(a)	USD808	822,145
6.88%, 07/01/29(a)(f)	USD1,352	1,377,469
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD4,057	3,893,227
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	USD1,560	1,601,438
DT Midstream Inc.
4.13%, 06/15/29(a)	USD106	99,484
4.38%, 06/15/31(a)	USD334	307,627
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(f)	USD250	248,242
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(f)	USD1,717	1,782,143
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(f)	USD3,048	3,102,925
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	USD508	511,495
6.10%, 08/23/42(a)	USD511	505,315
Harvest Midstream I LP, 7.50%, 09/01/28(a)	USD3,314	3,354,408
Hess Midstream Operations LP
5.13%, 06/15/28(a)(f)	USD893	874,234
5.50%, 10/15/30(a)	USD644	628,810
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(a)	USD668	683,757
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD1,647	1,503,809
Kinetik Holdings LP, 5.88%, 06/15/30(a)(f)	USD2,925	2,857,871
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)(f)	USD2,685	2,447,993
NuStar Logistics LP
5.63%, 04/28/27	USD2,255	2,247,552
6.38%, 10/01/30(f)	USD196	198,999
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD701	670,098
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(f)	USD1,528	1,501,903
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	USD1,898	1,896,106

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD760	$738,898
6.00%, 03/01/27(a)	USD1,353	1,335,561
6.00%, 12/31/30(a)	USD400	372,457
7.38%, 02/15/29(a)	USD700	697,451
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	USD1,446	1,219,626
6.25%, 01/15/30(a)	USD3,773	3,774,038
3.88%, 08/15/29(a)	USD1,555	1,424,108
4.13%, 08/15/31(a)(f)	USD659	592,015
Venture Global LNG Inc.
7.00%, 01/15/30(a)	USD5,213	4,910,645
8.13%, 06/01/28(a)	USD1,490	1,479,680
8.38%, 06/01/31(a)(f)	USD4,906	4,730,934
9.50%, 02/01/29(a)	USD4,697	4,867,186
		67,277,630
Real Estate — 0.7%
Adler Financing SARL, Series 1L, 8.25%, 12/31/28, (4.13% PIK)(g)	EUR7,201	8,361,949
Adler Real Estate GmbH, 3.00%, 04/27/26(c)	EUR9,100	10,063,144
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(c)	USD547	550,419
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(h)	EUR6,942	7,790,442
Central Plaza Development Ltd., 6.80%, 04/07/29(c)	USD870	856,156
Citycon OYJ, 3.63%, (5-year EURIBOR ICE Swap + 4.179%)(b)(c)(h)	EUR2,495	2,609,898
Citycon Treasury BV
1.25%, 09/08/26(c)	EUR174	189,727
1.63%, 03/12/28(c)	EUR2,140	2,216,186
2.38%, 01/15/27(c)	EUR1,335	1,468,346
5.00%, 03/11/30(c)	EUR2,350	2,664,137
5.38%, 07/08/31(c)	EUR3,075	3,497,749
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	USD1,785	1,793,327
Elect Global Investments Ltd., 4.85%(c)(h)	USD1,067	678,735
Heimstaden Bostad AB
1.13%, 01/21/26(c)	EUR400	444,304
2.63%, (5-year EUR Swap + 3.149%)(b)(c)(h)	EUR550	572,948
3.63%, , (5-year EUR Swap + 3.904%)(b)(c)(h)	EUR1,000	1,073,229
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)	EUR600	673,076
1.38%, 03/03/27	EUR961	1,042,619
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD1,560	1,429,010
4.38%, 02/01/31(a)	USD1,089	965,681
5.38%, 08/01/28(a)	USD3,062	2,950,197
MAF Global Securities Ltd., 6.38%, (5-year CMT + 3.539%)(b)(c)(h)	USD200	199,812
Unique Pub Finance Co. PLC (The), Series N, 6.46%, 03/30/32(c)	GBP4,157	5,785,235
Vivion Investments SARL, 8.00%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(c)(g)	EUR2,620	2,855,627
		60,731,953
Real Estate Investment Trusts — 0.9%
alstria office REIT-AG, 5.50%, 03/20/31(c)	EUR4,500	4,893,965
American Tower Corp.
0.40%, 02/15/27	EUR3,000	3,267,972
0.88%, 05/21/29	EUR5,390	5,614,343
3.10%, 06/15/50	USD9,785	6,270,186
Equinix Inc., 2.95%, 09/15/51	USD4,184	2,508,090
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD2,590	2,399,431
4.88%, 09/15/29(a)	USD309	297,591
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 07/15/28(a)	USD2,843	$2,779,910
5.63%, 07/15/32(a)(f)	USD6	5,819
6.25%, 01/15/33(a)(f)	USD3,928	3,920,815
7.00%, 02/15/29(a)(f)	USD3,738	3,839,315
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR2,000	2,299,415
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(f)	USD1,959	1,833,953
5.88%, 10/01/28(a)	USD3,952	3,856,599
Prologis LP, 2.13%, 10/15/50	USD3,541	1,843,549
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28(a)	USD563	578,594
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	USD200	180,757
SBA Communications Corp.
3.13%, 02/01/29(f)	USD3,460	3,205,601
3.88%, 02/15/27	USD5,995	5,864,893
Scentre Group Trust 1, 6.13%, 03/31/55, (Update Replacements.xls: BBSW3M + 2.000%)(b)(c)	AUD1,600	1,008,943
Service Properties Trust
4.38%, 02/15/30(f)	USD5,964	4,445,990
4.75%, 10/01/26	USD246	238,170
4.95%, 02/15/27(f)	USD250	237,613
4.95%, 10/01/29(f)	USD1,143	897,054
5.50%, 12/15/27	USD252	240,061
8.38%, 06/15/29	USD922	901,633
8.88%, 06/15/32(f)	USD1,092	1,055,107
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	USD1,354	1,321,710
4.38%, 01/15/27(a)(f)	USD241	236,411
6.00%, 04/15/30(a)	USD143	141,352
Trust Fibra Uno, 4.87%, 01/15/30(c)	USD219	203,342
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	USD2,390	2,287,390
10.50%, 02/15/28(a)	USD4,221	4,481,794
VICI Properties LP
5.63%, 05/15/52	USD7,297	6,534,761
6.13%, 04/01/54(f)	USD2,295	2,198,518
		81,890,647
Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	USD766	716,041
4.00%, 10/15/30(a)(f)	USD8,847	8,051,057
4.38%, 01/15/28(a)	USD3,996	3,868,510
5.63%, 09/15/29(a)	USD117	116,613
Advance Auto Parts Inc., 3.90%, 04/15/30(f)	USD1,848	1,662,389
Asbury Automotive Group Inc.
4.75%, 03/01/30(f)	USD2,018	1,887,224
5.00%, 02/15/32(a)(f)	USD2,130	1,941,134
Bath & Body Works Inc.
5.25%, 02/01/28	USD156	155,086
6.63%, 10/01/30(a)	USD1,145	1,165,159
7.50%, 06/15/29(f)	USD506	515,924
Bertrand Franchise Finance SAS
5.99%, 07/18/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR5,000	5,643,720
6.50%, 07/18/30(c)	EUR1,688	1,985,873
Bubbles Holdco SPA
6.50%, 09/30/31(c)	EUR1,804	2,041,961
6.61%, 09/30/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR4,998	5,630,846
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP11,218	15,249,406
Duomo Bidco SpA, 6.40%, 07/15/31, (3-mo. EURIBOR + 4.125%)(b)(c)	EUR2,317	2,624,059

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	USD1,697	$1,649,941
5.88%, 04/01/29(a)(f)	USD3,430	2,978,789
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)(f)	USD5,309	4,644,886
FirstCash Inc.
4.63%, 09/01/28(a)	USD673	652,562
5.63%, 01/01/30(a)	USD171	168,128
6.88%, 03/01/32(a)	USD100	102,312
Fressnapf Holding SE, 5.25%, 10/31/31(c)	EUR3,685	4,206,009
Gap Inc. (The)
3.63%, 10/01/29(a)	USD2,252	2,036,119
3.88%, 10/01/31(a)(f)	USD715	612,559
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.75%, 01/15/32(a)	USD1,507	1,207,167
11.50%, 08/15/29(a)(f)	USD1,915	1,838,400
Goldstory SAS
6.18%, 02/01/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR4,916	5,569,093
6.75%, 02/01/30(c)	EUR6,452	7,482,744
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD435	413,543
6.38%, 01/15/30(a)	USD1,505	1,520,377
Home Depot Inc. (The), 2.75%, 09/15/51	USD6,988	4,233,297
LBM Acquisition LLC, 6.25%, 01/15/29(a)	USD4,097	3,590,128
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD2,089	1,974,885
8.25%, 08/01/31(a)	USD308	322,134
Lithia Motors Inc.
3.88%, 06/01/29(a)(f)	USD1,488	1,381,611
4.63%, 12/15/27(a)	USD1,772	1,720,574
Lowe's Companies Inc., 3.00%, 10/15/50(f)	USD3,242	1,978,220
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(f)	USD678	642,955
6.13%, 03/15/32(a)(f)	USD1,275	1,148,006
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	USD100	90,130
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29(a)	USD6,413	5,972,912
Sonic Automotive Inc.
4.63%, 11/15/29(a)	USD100	93,801
4.88%, 11/15/31(a)(f)	USD1,615	1,474,441
Stonegate Pub Co. Financing PLC
9.18%, 07/31/29, (3-mo. EURIBOR + 6.625%)(b)(c)	EUR4,000	4,581,021
10.75%, 07/31/29(c)	GBP1,000	1,366,018
Yum! Brands Inc.
3.63%, 03/15/31	USD1,309	1,180,624
4.75%, 01/15/30(a)	USD2,596	2,519,554
5.38%, 04/01/32(f)	USD154	151,334
		122,759,276
Savings & Loans — 0.1%
Nationwide Building Society
5.75%, (5-year UK Government Bond + 5.625%)(b)(c)(h)	GBP2,306	2,972,652
7.50%, (5-year UK Government Bond + 3.852%)(b)(c)(h)	GBP5,225	6,820,139
		9,792,791
Semiconductors — 0.0%
Analog Devices Inc., 2.95%, 10/01/51	USD435	277,130
Entegris Inc., 5.95%, 06/15/30(a)	USD2,347	2,342,105
SK Hynix Inc., 6.25%, 01/17/26(c)	USD400	403,820
		3,023,055
Security	Par (000)	Value
Software — 0.9%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(f)	USD4,167	$3,573,390
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(f)	USD418	370,092
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD11,011	11,014,951
8.25%, 06/30/32(a)(f)	USD7,104	7,410,310
9.00%, 09/30/29(a)	USD3,050	3,072,661
Continuum Energy Pte. Ltd., 12.85%, 09/11/27(f)(k)	USD1,715	1,689,666
Fair Isaac Corp., 5.25%, 05/15/26(a)(f)	USD3,674	3,664,317
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR13,014	14,703,111
IPD 3 BV, 5.50%, 06/15/31(c)	EUR4,010	4,542,731
Microsoft Corp., 2.50%, 09/15/50(f)	USD3,715	2,270,599
Open Text Corp.
3.88%, 02/15/28(a)(f)	USD143	136,686
3.88%, 12/01/29(a)	USD2,042	1,881,496
Open Text Holdings Inc., 4.13%, 12/01/31(a)(f)	USD2,034	1,819,022
Oracle Corp., 3.85%, 04/01/60	USD11,990	8,023,355
ROBLOX Corp., 3.88%, 05/01/30(a)	USD1,111	1,028,124
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD3,140	3,124,518
6.50%, 06/01/32(a)(f)	USD591	599,122
TeamSystem SpA, 5.78%, 07/31/31, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR5,283	5,966,655
UKG Inc., 6.88%, 02/01/31(a)	USD5,974	6,146,015
		81,036,821
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD200	186,850
Telecommunications — 3.4%
Altice France SA, 5.13%, 07/15/29(a)	USD2,000	1,631,767
Altice France SA/France
3.38%, 01/15/28(c)	EUR1,000	910,529
4.00%, 07/15/29(c)	EUR900	822,259
4.13%, 01/15/29(c)	EUR2,000	1,827,527
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(b)	USD1,034	1,032,790
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)	USD2,127	2,110,710
British Telecommunications PLC
1.50%, 06/23/27(c)	EUR3,068	3,405,851
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	USD3,135	3,039,983
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	USD1,132	1,022,098
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(b)(c)	EUR1,269	1,470,810
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(b)(c)	GBP5,100	7,247,060
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)	GBP3,000	2,904,805
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(f)	USD4,722	4,417,282
Consolidated Communications Inc.
5.00%, 10/01/28(a)	USD625	593,456
6.50%, 10/01/28(a)	USD5,700	5,595,633
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(g)	USD2,159	2,012,345
Series ., 10.75%, 11/30/29	USD11,770	12,447,161
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(c)	USD773	773,000
Eutelsat SA
1.50%, 10/13/28(c)	EUR5,400	5,048,565
2.25%, 07/13/27(c)	EUR1,500	1,580,718

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD7,581	$7,502,756
5.88%, 11/01/29	USD3,725	3,726,866
6.00%, 01/15/30(a)	USD3,449	3,461,223
6.75%, 05/01/29(a)	USD3,320	3,333,931
8.63%, 03/15/31(a)	USD994	1,054,148
8.75%, 05/15/30(a)	USD4,404	4,610,261
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR6,715	7,180,333
Iliad Holding SASU
5.38%, 04/15/30(c)	EUR3,037	3,513,663
5.63%, 10/15/28(c)	EUR100	115,268
6.88%, 04/15/31(c)	EUR12,647	15,277,108
7.00%, 10/15/28(a)	USD3,130	3,168,161
8.50%, 04/15/31(a)	USD7,287	7,686,561
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(f)	USD4,500	4,426,280
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR11,740	13,426,677
Level 3 Financing Inc.
10.50%, 04/15/29(a)	USD3,607	3,993,795
10.50%, 05/15/30(a)(f)	USD4,151	4,487,519
10.75%, 12/15/30(a)	USD3,449	3,818,400
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD247	260,662
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR8,275	9,304,030
Optics Bidco SpA
1.63%, 01/18/29	EUR1,000	1,042,222
5.25%, 03/17/55	EUR3,200	3,269,231
7.75%, 01/24/33	EUR1,478	1,965,282
Series 2033, 6.38%, 11/15/33(a)(f)	USD3,943	3,762,608
Series 2034, 6.00%, 09/30/34(a)	USD3,377	3,118,564
Series 2036, 7.20%, 07/18/36(a)	USD3,127	3,003,067
Series 2038, 7.72%, 06/04/38(a)	USD2,164	2,145,008
Rogers Communications Inc.
4.55%, 03/15/52(f)	USD8,598	6,784,640
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	USD5,486	5,341,797
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)	USD1,143	1,151,534
SoftBank Group Corp.
3.38%, 07/06/29(c)	EUR2,322	2,458,551
3.88%, 07/06/32(c)	EUR3,616	3,685,520
4.00%, 09/19/29(c)	EUR3,590	3,898,693
5.00%, 04/15/28(c)	EUR100	114,140
5.38%, 01/08/29(c)	EUR5,975	6,830,378
5.75%, 07/08/32(c)	EUR16,645	18,620,593
6.88%, , (5-year USD ICE Swap + 4.854%)(b)(c)(h)	USD2,245	2,123,433
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	USD2,007	1,966,765
Telefonica Europe BV
6.14%, (7-year EUR Swap + 3.347%)(b)(c)(h)	EUR1,500	1,803,057
Series ., 5.75%, (8-year EUR Swap + 3.121%)(b)(c)(h)	EUR6,500	7,611,900
T-Mobile USA Inc., 3.60%, 11/15/60	USD6,865	4,490,667
Turk Telekomunikasyon AS, 7.38%, 05/20/29(c)	USD200	200,388
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/27(a)	USD259	249,122
Viasat Inc., 5.63%, 04/15/27(a)	USD3,580	3,507,168
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP6,856	8,397,631
4.50%, 07/15/31(c)	GBP3,897	4,495,155
4.75%, 07/15/31(a)	USD7,546	6,632,008
5.63%, 04/15/32(c)	EUR4,432	5,026,718
7.75%, 04/15/32(a)	USD2,811	2,836,194
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(b)(c)	EUR790	836,691
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD3,006	2,899,059
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD3,192	$2,835,796
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(b)(c)	GBP2,388	3,421,972
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR9,500	11,370,137
		298,137,680
Transportation — 0.6%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	USD365	227,014
CSX Corp., 4.25%, 11/01/66	USD813	618,320
Danaos Corp., 8.50%, 03/01/28(a)	USD3,899	3,949,422
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP9,682	13,087,079
Mobico Group PLC
4.25%, (5-year UK Government Bond + 4.135%)(b)(c)(h)	GBP4,800	5,619,732
4.88%, 09/26/31(c)	EUR2,700	2,936,131
MTR Corp. Ltd., 5.25%, 04/01/55(c)	USD5,625	5,466,938
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(b)(c)	AUD4,310	2,699,013
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.677%)(b)(c)(h)	EUR4,555	4,832,466
SGL Group ApS
6.78%, 02/24/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR3,000	3,302,732
7.01%, 04/22/30, (3-mo. EURIBOR + 4.750%)(b)	EUR9,023	10,011,143
Transnet SOC Ltd., 8.25%, 02/06/28(c)	USD442	444,486
XPO Inc., 7.13%, 06/01/31(a)	USD798	816,992
		54,011,468
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)	USD254	258,263
7.00%, 06/15/32(a)	USD2,846	2,883,860
7.88%, 12/01/30(a)	USD306	319,908
		3,462,031
Water — 0.0%
Thames Water Utilities Finance PLC
4.00%, 06/19/27(c)	GBP300	309,356
4.00%, 04/18/29(c)	EUR853	683,704
Thames Water Utilities Ltd.,Series 144., 0.00%, 03/22/27(a)(e)	GBP8	8,612
		1,001,672
Total Corporate Bonds & Notes — 41.1% (Cost: $3,504,881,939)		3,576,475,025
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(c)	USD1,644	1,385,810
9.50%, 11/12/25(c)	USD400	389,400
		1,775,210
Armenia — 0.0%
Republic of Armenia International Bonds, 6.75%, 03/12/35(a)	USD268	251,920
Bahrain — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32(c)	USD288	265,680
7.00%, 01/26/26(c)	USD904	911,096
		1,176,776
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD200	179,500

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)	USD698	$452,479
Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00% 01/01/26(e)	BRL8,967	1,439,495
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	BRL224,949	37,500,113
		38,939,608
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD358	345,807
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)	USD450	395,757
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	USD600	583,800
3.13%, 01/21/26	USD200	198,000
3.75%, 01/14/32	EUR952	1,096,808
4.34%, 03/07/42	USD463	397,254
		2,275,862
Colombia — 0.2%
Colombia Government International Bond
7.50%, 02/02/34	USD413	402,882
7.75%, 11/07/36	USD335	319,758
8.00%, 04/20/33	USD692	703,072
8.00%, 11/14/35	USD200	196,800
8.75%, 11/14/53	USD200	191,600
Colombian TES
Series B, 5.75%, 11/03/27	COP16,432,500	3,553,413
Series B, 6.00%, 04/28/28	COP33,623,200	7,136,506
Series B, 7.75%, 09/18/30	COP16,173,000	3,320,280
		15,824,311
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD284	289,787
7.30%, 11/13/54(a)	USD200	202,850
		492,637
Czech Republic — 0.1%
Czech Republic Government Bond
4.50%, 11/11/32	CZK37,030	1,751,348
5.00%, 09/30/30	CZK69,060	3,341,422
		5,092,770
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)(f)	USD739	688,286
4.50%, 01/30/30(c)	USD374	348,334
4.88%, 09/23/32(a)(f)	USD522	469,309
5.95%, 01/25/27(c)	USD1,195	1,198,734
6.88%, 01/29/26(c)	USD769	776,306
6.95%, 03/15/37(a)(f)	USD309	306,992
10.75%, 06/01/36(a)	DOP52,350	895,709
Dominican Republic International Bonds, 7.05%, 02/03/31(a)(f)	USD552	569,388
		5,253,058
Ecuador — 0.0%
Ecuador Government International Bond, 6.90%, 07/31/35(c)(d)	USD364	217,531
Egypt — 0.1%
Egypt Government International Bond
4.75%, 04/16/26(c)	EUR2,013	2,264,465
5.63%, 04/16/30(c)	EUR324	315,012
6.59%, 02/21/28(c)	USD241	224,696
Security	Par (000)	Value
Egypt (continued)
7.50%, 01/31/27(c)	USD600	$594,294
7.50%, 02/16/61(a)	USD436	282,144
7.63%, 05/29/32(c)	USD629	529,618
7.90%, 02/21/48(c)	USD2,432	1,664,522
8.50%, 01/31/47(c)	USD400	289,800
8.50%, 01/31/47(a)	USD400	289,800
8.63%, 02/04/30(c)	USD400	380,220
9.45%, 02/04/33(a)	USD297	272,126
		7,106,697
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(c)	USD760	771,400
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(c)(j)	USD628	527,520
France — 0.6%
French Republic Government Bond OAT, 3.20%, 05/25/35(a)	EUR41,592	47,214,903
Gabon — 0.0%
Gabon Government International Bond
6.95%, 06/16/25(c)	USD200	197,052
9.50%, 02/18/29(c)	USD1,388	1,195,415
		1,392,467
Ghana — 0.0%
Ghana Government International Bond
0.00%, 07/03/26(c)(e)	USD13	11,964
0.00%, 01/03/30(c)(e)	USD199	150,238
5.00%, 07/03/35(c)(d)	USD297	197,429
6.00%, 07/03/29(c)(d)	USD2,637	2,231,482
		2,591,113
Guatemala — 0.0%
Guatemala Government Bond
6.60%, 06/13/36(a)	USD400	399,600
7.05%, 10/04/32(a)	USD500	524,500
		924,100
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF402,440	1,139,397
Hungary Government International Bond
5.00%, 02/22/27(c)	EUR1,641	1,933,944
5.25%, 06/16/29(a)	USD536	534,794
5.38%, 09/12/33(c)	EUR413	488,173
5.50%, 06/16/34(c)	USD200	192,750
5.50%, 03/26/36(a)	USD200	189,200
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR1,136	1,377,009
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(c)	USD1,069	1,099,071
		6,954,338
Indonesia — 0.1%
Indonesia Government International Bond, 3.88%, 01/15/33	EUR623	705,766
Indonesia Treasury Bond
6.75%, 07/15/35	IDR23,267,000	1,388,617
7.00%, 05/15/27	IDR38,144,000	2,322,197
7.13%, 06/15/38	IDR40,546,000	2,470,566
8.25%, 05/15/36	IDR17,164,000	1,134,271
		8,021,417
Ireland — 1.3%
Ireland Government Bond, 2.60%, 10/18/34(c)	EUR97,018	108,153,567
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 3.65%, 08/01/35(a)	EUR50,682	57,916,593

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.88%, 10/17/31(c)	EUR578	$594,220
6.38%, 03/03/28(c)	USD771	757,268
8.08%, 04/01/36(a)	USD341	312,441
8.25%, 01/30/37(a)	USD255	233,963
		1,897,892
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	USD281	279,859
7.50%, 01/13/29(c)	USD963	959,090
7.75%, 01/15/28(c)	USD501	506,792
		1,745,741
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(a)	KZT237,500	416,883
Kenya — 0.0%
Republic of Kenya Government International Bond
7.25%, 02/28/28(c)	USD1,632	1,524,084
9.75%, 02/16/31(a)	USD400	380,000
9.75%, 02/16/31(c)	USD201	190,950
		2,095,034
Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)(i)(j)	USD220	37,070
6.10%, 10/04/22(c)(i)(j)	USD308	51,898
6.20%, 02/26/25(c)(i)	USD612	103,122
6.60%, 11/27/26(c)(i)(j)	USD1,056	177,936
6.65%, 04/22/49(c)(i)	USD191	32,184
6.85%, 03/23/27(c)(i)(j)	USD278	46,843
7.00%, 03/23/32(c)(i)(j)	USD329	55,436
		504,489
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR200	234,974
Mexico — 0.2%
Mexican Bonos
7.00%, 09/03/26	MXN88,198	4,431,723
7.50%, 05/26/33	MXN108,794	4,999,191
8.50%, 03/01/29	MXN56,418	2,859,655
Series M, 7.75%, 11/13/42	MXN16,987	707,412
Series M 20, 8.50%, 05/31/29	MXN16,534	836,765
Mexico Government International Bond
3.75%, 01/11/28	USD300	292,838
5.40%, 02/09/28	USD700	713,300
6.00%, 05/13/30	USD400	410,850
6.34%, 05/04/53	USD200	175,600
6.35%, 02/09/35	USD619	614,357
7.38%, 05/13/55	USD1,199	1,185,961
		17,227,652
Mongolia — 0.1%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(c)	USD4,018	3,982,842
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR374	412,300
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(a)	USD400	406,375
Morocco Government International Bonds, 4.75%, 04/02/35(a)	EUR557	626,581
		1,032,956
Security	Par (000)	Value
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(c)	USD600	$590,250
Nigeria — 0.1%
Nigeria Government International Bond
6.13%, 09/28/28(c)	USD1,213	1,078,660
7.14%, 02/23/30(c)	USD600	518,268
7.63%, 11/21/25(c)	USD899	896,195
7.63%, 11/28/47(c)	USD327	231,353
8.38%, 03/24/29(c)	USD824	769,822
10.38%, 12/09/34(a)	USD398	376,010
		3,870,308
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)	USD689	694,168
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(c)	USD556	521,250
6.88%, 12/05/27(c)	USD1,614	1,417,092
		1,938,342
Panama — 0.0%
Panama Government International Bond
7.13%, 01/29/26	USD634	643,510
7.50%, 03/01/31	USD631	657,186
8.00%, 03/01/38	USD286	297,154
		1,597,850
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(c)	USD200	168,650
5.60%, 03/13/48(c)	USD290	253,968
		422,618
Peru — 0.1%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(c)	USD1,603	1,500,007
5.50%, 05/06/30(a)	USD285	285,701
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(c)	USD785	775,188
Peru Government International Bond
1.86%, 12/01/32	USD392	308,994
2.78%, 01/23/31	USD603	534,861
		3,404,751
Philippines — 0.0%
Philippines Government International Bond, 4.63%, 07/17/28(f)	USD600	602,250
Poland — 0.1%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN2,013	481,183
4.75%, 07/25/29	PLN11,260	2,989,530
5.00%, 10/25/34	PLN6,200	1,614,721
5.75%, 04/25/29	PLN19,253	5,294,174
Republic of Poland Government International Bond
4.88%, 02/12/30	USD992	1,008,864
4.88%, 10/04/33	USD147	145,383
5.50%, 04/04/53	USD466	436,908
		11,970,763
Qatar — 0.0%
Qatar Government International Bond, 3.25%, 06/02/26(c)	USD800	790,000
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(c)	EUR746	687,705
2.75%, 04/14/41(c)	EUR446	300,943
3.63%, 03/27/32(c)	USD456	378,038
5.00%, 09/27/26(c)	EUR470	546,416
5.25%, 11/25/27(c)	USD816	810,084

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
6.63%, 02/17/28(c)	USD126	$128,677
Romanian Government International Bond
5.25%, 11/25/27(a)	USD128	127,072
5.88%, 01/30/29(c)	USD4,090	4,051,677
Romanian Government International Bonds
5.88%, 07/11/32(a)	EUR620	691,614
6.25%, 09/10/34(a)	EUR572	633,897
		8,356,123
Saudi Arabia — 0.1%
Saudi Government International Bond
2.90%, 10/22/25(c)	USD1,170	1,158,803
4.50%, 04/17/30(c)	USD600	595,878
4.75%, 01/18/28(c)	USD1,116	1,124,024
5.00%, 01/18/53(a)	USD561	475,273
5.00%, 01/18/53(c)	USD414	350,737
5.13%, 01/13/28(a)	USD616	624,162
		4,328,877
Senegal — 0.0%
Senegal Government International Bond, 4.75%, 03/13/28(c)	EUR825	782,729
Serbia — 0.0%
Serbia International Bond
6.00%, 06/12/34(a)	USD390	385,125
6.50%, 09/26/33(c)	USD200	206,125
		591,250
South Africa — 0.2%
Republic of South Africa Government Bond
7.00%, 02/28/31	ZAR103,053	4,976,240
8.00%, 01/31/30	ZAR214,339	11,167,508
9.00%, 01/31/40	ZAR19,940	877,425
Republic of South Africa Government International Bond
3.75%, 07/24/26	EUR448	508,659
5.00%, 10/12/46(f)	USD464	306,402
5.75%, 09/30/49	USD609	432,140
5.88%, 09/16/25	USD400	399,500
7.10%, 11/19/36(a)	USD397	377,053
7.95%, 11/19/54(a)(f)	USD508	458,851
		19,503,778
Spain — 1.3%
Spain Government Bond
3.15%, 04/30/35(a)	EUR82,644	93,819,906
3.45%, 10/31/34(a)(c)	EUR16,842	19,659,389
		113,479,295
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.10%, 01/15/30(c)(d)	USD30	24,422
3.10%, 01/15/30(a)(d)	USD251	204,129
3.35%, 03/15/33(a)(d)	USD498	350,831
3.60%, 06/15/35(a)(d)	USD331	212,550
3.60%, 05/15/36(a)(d)	USD235	161,739
3.60%, 02/15/38(a)(d)	USD458	317,301
4.00%, 04/15/28(c)	USD587	542,800
4.00%, 04/15/28(a)	USD241	222,791
		2,036,563
Thailand — 0.1%
Thailand Government Bond, 2.50%, 11/17/29	THB224,357	6,964,773
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)	USD600	590,250
6.40%, 06/26/34(a)	USD266	252,434
		842,684
Security	Par (000)	Value
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(c)	EUR1,272	$1,392,353
Turkey — 0.0%
Turkey Government International Bond, 9.13%, 07/13/30	USD618	669,912
Turkiye Government Bond
26.20%, 10/05/33	TRY18,986	414,111
30.00%, 09/12/29	TRY11,740	262,261
Turkiye Government International Bond
7.13%, 02/12/32	USD600	585,600
9.38%, 01/19/33	USD800	876,480
		2,808,364
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 4.88%, 04/30/29(c)	USD600	615,450
Emirate of Dubai Government International Bond, 3.90%, 09/09/50(c)	USD426	300,862
		916,312
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60(f)	USD503	453,286
Uruguay Government International Bond
5.75%, 10/28/34	USD533	556,833
9.75%, 07/20/33	UYU11,692	279,164
		1,289,283
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR363	419,194
7.85%, 10/12/28(a)	USD200	210,300
7.85%, 10/12/28(c)	USD950	998,925
Republic of Uzbekistan International Bonds, 16.63%, 05/29/27(c)	UZS2,500,000	197,471
		1,825,890
Zambia — 0.0%
Zambia Government International Bond
0.50%, 12/31/53(c)	USD200	113,376
7.50%, 06/30/33(c)(d)	USD775	669,231
		782,607
Total Foreign Government Obligations — 6.2% (Cost: $533,209,690)		535,580,285
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,330	1,385,680
Texas — 0.0%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	1,480	1,521,830
Total Municipal Debt Obligations — 0.0% (Cost: $2,810,000)		2,907,510
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 9.6%
Uniform Mortgage-Backed Securities
3.50%, 03/25/52(l)	687,821	620,681,024
4.50%, 06/15/54(l)	750	716,953
4.50%, 05/13/55(l)	750	717,188
5.50%, 05/15/55(l)	21,329	21,282,955
6.00%, 05/15/55(l)	192,885	195,664,701
		839,062,821
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	6,290	6,133,202

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 3.6%
U.S. Treasury Note/Bond, 3.75%, 04/15/28	$307,409	$308,825,965
Total U.S. Government & Agency Obligations — 13.3% (Cost: $1,145,756,864)		1,154,021,988
Floating Rate Loan Interests(b)
Aerospace & Defense — 0.2%
Aernnova Aerospace S.A.U, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.32%, 02/27/30	EUR2,000	2,236,247
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32	USD2,000	1,965,840
Cobham Ultra SeniorCo SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.84%, 08/06/29	EUR2,000	2,240,212
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 02/26/32	USD4,300	4,232,022
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	USD6,546	6,455,902
		17,130,223
Auto Parts & Equipment — 0.0%
Clarios Global LP
2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 07/16/31	EUR2,000	2,215,946
2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 01/28/32	EUR1,000	1,116,572
		3,332,518
Banks — 0.0%
Fugue Finance B.V., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 01/09/32	EUR2,000	2,247,530
Beverages — 0.1%
Areas Worldwide SA (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.52%, 12/31/29	EUR3,000	3,366,265
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 07/12/29	EUR1,880	2,120,317
		5,486,582
Biotechnology — 0.1%
Advanz Pharma Corp., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.75%, 10/22/31	EUR3,000	3,326,774
Cooper Consumer Health SAS, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 11/06/28	EUR2,000	2,251,540
		5,578,314
Building Materials — 0.0%
Tarkett Participation, 2021 EUR Term Loan B, 04/21/28(m)	EUR2,000	2,249,977
Chemicals — 0.2%
Ineos Finance PLC
2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 06/23/31	EUR1,000	1,061,844
2024 EUR Term Loan B1, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 02/07/31	EUR2,000	2,114,284
INEOS Quattro Holdings U.K. Ltd. (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.65%, 04/02/29	EUR3,000	3,061,891
Security	Par (000)	Value
Chemicals (continued)
Nobian Finance B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 07/01/29	EUR1,750	$1,946,823
Nobian Finance BV (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.77%, 07/31/30	EUR1,895	2,090,646
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.43%, 10/31/28	EUR1,808	2,009,013
		12,284,501
Commercial Services — 0.6%
AlixPartners, LLP, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.36%, 02/04/28	EUR2,979	3,366,073
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	USD1,113	1,111,655
Anticimex International AB, 2021 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.90%, 11/16/28	EUR2,000	2,255,437
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 05/12/28	EUR1,975	2,221,943
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	USD2,952	2,940,268
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.53%, 10/16/31	EUR3,377	3,810,444
Boels Topholding BV, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 5.10%, 05/23/31	EUR2,017	2,265,763
Boluda Towage SL, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 01/31/30	EUR1,000	1,127,503
Eagle Bidco Ltd., 2021 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 03/20/28	EUR2,000	2,244,698
EM Bidco Ltd., 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 07/06/29	EUR3,200	3,605,292
Galileo Global Education Operations SAS, 07/31/31(m)	EUR2,000	2,226,051
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 02/01/29	USD1,108	1,095,532
Holding Socotec SAS (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.61%, 06/02/28	EUR2,938	3,311,110
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.34%, 11/29/29	EUR3,000	3,390,837
Inspired Finco Holdings Ltd. (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 02/28/31	EUR2,000	2,242,795
Lernen Bidco Ltd., EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.78%, 04/25/29	EUR1,000	1,130,959
OCS Group Holdings Ltd., EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 7.44%, 11/27/31	EUR2,076	2,343,863
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.03%, 07/15/29	EUR2,000	2,266,222
TMF Sapphire Bidco BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.60%, 05/03/28	EUR2,000	2,256,253

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Verisure Holding AB, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.36%, 03/27/28	EUR2,000	$2,255,075
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31	USD5,804	5,717,946
		53,185,719
Computers — 0.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31	USD5,649	5,569,420
Indy U.S. Holdco LLC, 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 03/06/28	EUR1,995	2,232,080
McAfee Corp., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.69%, 03/01/29	EUR2,620	2,884,387
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	USD2,750	2,574,688
		13,260,575
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.71%, 02/23/29	EUR2,000	2,234,548
Distribution & Wholesale — 0.1%
Barentz Bidco BV, 03/03/31(m)	EUR2,000	2,226,686
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 02/03/31	EUR3,000	3,383,972
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.08%, 03/29/30	EUR3,000	3,390,497
Windsor Holdings III LLC (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.85%, 08/01/30	EUR400	445,305
		9,446,460
Diversified Financial Services — 0.1%
Apave SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.89%, 12/09/31	EUR1,715	1,931,504
Athena Bidco SASU, 2024 EUR 1st Lien Term Loan B, 04/14/31(m)	EUR1,000	1,130,902
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 10/30/31	EUR1,483	1,680,595
Finco Utilitas SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 09/26/30	EUR2,000	2,260,739
MasOrange Finco PLC (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.22%, 03/25/31	EUR3,000	3,357,497
		10,361,237
Electronics — 0.0%
Minimax Viking GmbH (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.65%, 03/17/32	EUR1,000	1,125,770
Engineering & Construction — 0.1%
Circet Europe SASU, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.61%, 10/13/28	EUR1,500	1,683,456
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 02/27/30	EUR2,000	2,256,887
Security	Par (000)	Value
Engineering & Construction (continued)
Platea BC Bidco AB
(3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31	EUR1,666	$1,886,611
(3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31	EUR131	147,970
Radar Bidco SARL, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.10%, 04/04/31	EUR2,000	2,235,680
		8,210,604
Entertainment — 0.2%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28	USD1,726	1,488,350
Banijay Entertainment SAS (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.59%, 03/01/28	EUR2,000	2,254,690
Betclic Everest Group SAS, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.79%, 12/10/31	EUR2,591	2,920,848
Entain PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.62%, 06/30/28	EUR2,611	2,956,314
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 06/02/29	EUR2,000	2,261,736
Tackle SARL (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.78%, 05/22/28	EUR3,000	3,380,029
		15,261,967
Environmental Control — 0.1%
Beauparc (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.75%, 08/24/28	EUR3,000	3,356,070
Eagle 4 Ltd., EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 07/12/28	EUR2,000	2,269,099
GFL ES U.S. LLC (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32	USD3,941	3,881,885
		9,507,054
Food — 0.1%
Flora Food Management BV, 01/02/28(m)	EUR2,000	2,245,876
Froneri International Ltd., 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR4,000	4,490,891
Market Bidco Ltd., 2024 EUR Term Loan B, 11/04/30(m)	EUR1,800	1,974,144
ZF Invest SAS, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.77%, 07/12/28	EUR2,000	2,249,524
		10,960,435
Forest Products & Paper — 0.0%
SpA Holdings 3 Oy, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 02/04/28	EUR3,000	3,341,898
Health Care - Products — 0.1%
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	USD6,322	6,240,576
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28	USD3,717	3,689,735
		9,930,311
Health Care - Services — 0.2%
AI Monet Luxembourg ParentCo SARL, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 03/06/31	EUR3,150	3,565,517

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Elsan SAS (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.16%, 06/16/31	EUR3,000	$3,361,100
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 10/31/29	EUR2,000	2,250,702
Mehilainen Yhtiot OY (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.26%, 08/05/31	EUR2,000	2,263,209
Ramsay Generale de Sante SA (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 08/13/31	EUR2,000	2,249,003
Synlab Bondco PLC, 2024 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.63%, 12/20/30	EUR2,000	2,245,468
Vivalto Sante SAS, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.60%), 5.96%, 07/21/28	EUR2,000	2,248,006
		18,183,005
Holding Companies - Diversified — 0.0%
Median B V, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.28%, 10/14/27	EUR2,000	2,245,876
Internet — 0.1%
I-Logic Technologies Bidco Ltd. (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.03%, 02/16/28	EUR2,000	2,188,282
ION Trading Finance Ltd., 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.61%, 04/03/28	EUR2,000	2,169,046
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.13%, 12/10/31	EUR2,000	2,259,403
		6,616,731
Lodging — 0.0%
Casper BidCo SAS, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 03/21/31	EUR3,000	3,365,042
Machinery — 0.1%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.36%, 12/30/28	EUR2,768	3,110,313
Engineered Machinery Holdings Inc., 2021 EUR Incremental Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 05/21/28	EUR1,990	2,246,696
Rubix Group Midco 3 Ltd., 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 09/30/28	EUR2,000	2,255,800
TK Elevator Midco GmbH, 04/30/30(m)	EUR2,400	2,693,012
		10,305,821
Manufacturing — 0.1%
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 03/16/29	EUR2,000	2,227,139
KP Germany Erste GmbH (6-mo. EURIBOR at 0.00% Floor + 4.73%), 7.11%, 02/12/26	EUR3,584	3,638,727
		5,865,866
Media — 0.1%
AVIV Group GmbH, EUR Term Loan B, 02/16/32(m)	EUR1,720	1,937,771
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.55%, 01/31/29	EUR2,500	2,797,688
Security	Par (000)	Value
Media (continued)
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.30%, 01/31/29	EUR3,000	$3,287,759
		8,023,218
Packaging & Containers — 0.1%
Albea Beauty Holdings SA, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.36%, 12/31/27	EUR2,000	2,256,253
Clydesdale Acquisition Holdings Inc, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 7.50%, 04/13/29	USD5,244	5,204,176
		7,460,429
Pharmaceuticals — 0.1%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 09/30/28	EUR2,000	2,262,597
Ceva Sante Animale (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.36%, 11/08/30	EUR3,000	3,375,611
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 02/21/30	EUR2,000	2,263,821
Sante Cie, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 12/17/31	EUR1,636	1,846,804
		9,748,833
Real Estate — 0.0%
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.94%, 04/28/28	EUR1,843	2,082,755
Retail — 0.1%
CD&R Firefly Bidco Ltd.
2024 EUR Term Loan B4, 06/21/28(m)	EUR1,000	1,122,236
2024 EUR Term Loan B9, 06/21/28(k)(m)	EUR2,000	2,245,876
Elvis U.K. Holdco Ltd., 2021 EUR Term Loan, 10/19/28(m)	EUR1,000	1,118,928
Peer Holding III B.V., 2024 EUR Term Loan B7, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.61%, 11/26/31	EUR2,800	3,165,574
QSRP Finco BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.25%), 7.92%, 06/19/31	EUR2,000	2,262,302
		9,914,916
Semiconductors — 0.1%
Icon Parent Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/13/31	USD3,750	3,725,400
Software — 0.3%
BMC Software Inc. (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 07/30/31	EUR2,990	3,351,014
Claudius Finance SARL, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 07/10/28	EUR2,000	2,255,188
Cloud Software Group Inc.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	USD2,967	2,930,187
2024 EUR 1st Lien Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 03/29/29	EUR1,498	1,688,055
ION Corporate Solutions Finance SARL (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.71%, 03/13/28	EUR1,688	1,837,657

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Mosel Bidco SE (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 09/16/30	EUR1,000	$1,128,953
Polaris Newco LLC, 06/02/28(m)	EUR1,995	2,098,471
Project Alpha Intermediate Holding Inc., 2024 Add-on Term Loan B, 10/28/30(m)	USD2,500	2,487,850
Rocket Software Inc., 2023 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.25%), 6.40%, 11/28/28	EUR2,000	2,262,302
Silae, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.77%, 01/11/31	EUR2,000	2,260,037
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 06/29/28	EUR2,500	2,815,615
		25,115,329
Telecommunications — 0.1%
Matterhorn Telecom Holding SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 5.34%, 01/30/32	EUR1,362	1,531,236
Odido Holding BV (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.51%, 03/30/29	EUR2,000	2,254,146
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 4.55%, 04/30/29	EUR2,000	2,218,212
		6,003,594
Transportation — 0.0%
Edge Finco PLC (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 08/22/31	EUR2,000	2,246,284
Trucking & Leasing — 0.1%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, (1-day SONIA at 3.00% Floor + 9.37%), 13.83%, 03/31/28(k)	GBP4,313	5,632,451
Total Floating Rate Loan Interests — 3.7% (Cost: $311,668,263)		321,671,773
	Shares
Investment Companies
Exchange Traded Funds — 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF(f)(n)	1,226,257	96,383,800
Total Investment Companies — 1.1% (Cost $94,603,214)		96,383,800
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(o)	12,300	754,974
Total Preferred Stocks — 0.0% (Cost $615,000)		754,974
Total Long-Term Investments — 104.5% (Cost: $8,993,985,277)		9,097,430,600
Short-Term Securities
Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(n)(p)(q)	824,114,543	824,444,189
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(n)(p)	100,000	$100,000
Total Short-Term Securities — 9.5% (Cost: $824,531,927)		824,544,189
Options Purchased — 0.0% (Cost: $1,035,617)		1,197,221
Total Investments Before TBA Sales Commitments and Options Written — 114.0% (Cost: $9,819,552,821)		9,923,172,010
	Par (000)
TBA Sales Commitments(l)
Mortgage-Backed Securities — (3.0)%
Uniform Mortgage-Backed Securities
3.50%, 03/25/52	(289,774)	(261,488,162)
4.50%, 05/13/55	(750)	(717,188)
Total TBA Sales Commitments — (3.0)% (Proceeds: $(256,426,900))		(262,205,350)
Options Written — (0.0%) (Premiums Received: $(827,199))		(204,086)
Total Investments, Net of TBA Sales Commitments and Options Written, Net of TBA Sales Commitments and Options Written — 111.0% (Cost: $9,562,298,722)		9,660,762,574
Liabilities in Excess of Other Assets — (11.0)%		(958,294,273)
Net Assets — 100.0%		$8,702,468,301

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Represents or includes a TBA transaction.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Convertible security.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$459,279,101	$365,266,523 (a)	$—	$(80,294)	$(21,141)	$824,444,189	824,114,543	$15,711,184 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	3,457	—
iShares Broad USD High Yield Cor- porate Bond ETF(c)	—	48,363,114	(47,340,898)	(1,022,216)	—	—	—	1,797,254	—
iShares iBoxx $ High Yield Corpo- rate Bond ETF	137,251,634	510,111,131	(551,251,686)	532,800	(260,079)	96,383,800	1,226,257	7,059,938	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	27,821,776	—	(28,029,455)	657,662	(449,983)	—	—	99,657	—
				$87,952	$(731,203)	$920,927,989		$24,671,490	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30-Year Euro Buxl Bond	2	06/06/25	$281	$11,246
Euro Bund	142	06/06/25	21,199	317,407
10-Year U.S. Ultra Treasury Note	149	06/18/25	17,126	60,424
U.S. Long Bond	715	06/18/25	83,454	2,065,859
5-Year U.S. Treasury Note	9,991	06/30/25	1,092,453	11,381,965
				13,836,901
Short Contracts
Euro BOBL	(330)	06/06/25	44,722	(478,135)
Euro-Schatz	(281)	06/06/25	34,243	(125,800)
10-Year U.S. Treasury Note	1,020	06/18/25	114,654	1,623,400
Ultra U.S. Treasury Bond	(583)	06/18/25	70,488	(1,691,468)
Long Gilt	(70)	06/26/25	8,724	(140,883)
2-Year U.S. Treasury Note	(5,528)	06/30/25	1,151,120	(4,075,140)
3-Month SOFR	(712)	03/17/26	172,153	(1,131,988)
				(6,020,014)
				$7,816,887
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,570,615	BRL	143,758,000	State Street Bank & Trust Company	05/02/25	$239,479
BRL	33,990,573	USD	5,763,566	Barclays Bank PLC	05/05/25	225,804
BRL	86,567,455	USD	14,734,259	BNP Paribas SA	05/05/25	519,515
BRL	22,082,021	USD	3,760,000	Citibank N.A.	05/05/25	131,002
BRL	1,227,585	USD	211,841	Deutsche Bank Securities Inc.	05/05/25	4,468
BRL	18,237,615	USD	3,099,000	Goldman Sachs & Co.	05/05/25	114,592
USD	6,004,553	BRL	33,990,573	Barclays Bank PLC	05/05/25	15,183

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,292,442	BRL	86,567,455	BNP Paribas SA	05/05/25	$38,668
USD	3,900,866	BRL	22,082,021	Citibank N.A.	05/05/25	9,864
USD	216,857	BRL	1,227,585	Deutsche Bank Securities Inc.	05/05/25	548
USD	8,613,109	BRL	48,757,379	Goldman Sachs & Co.	05/05/25	21,727
USD	216,720	BRL	1,227,585	UBS AG	05/05/25	411
AUD	1,609	USD	1,013	Deutsche Bank Securities Inc.	05/07/25	18
CLP	19,820,800	USD	20,851	Citibank N.A.	05/07/25	81
JPY	64,005,000	USD	438,461	Barclays Bank PLC	05/07/25	9,440
JPY	32,735,430	USD	220,307	State Street Bank & Trust Company	05/07/25	8,772
TRY	130,382,453	USD	3,354,317	Barclays Bank PLC	05/07/25	24,646
TRY	9,094,723	USD	233,356	Citibank N.A.	05/07/25	2,341
TRY	56,907,960	USD	1,455,000	UBS AG	05/07/25	19,814
TWD	1,129,085	USD	35,040	UBS AG	05/07/25	261
USD	20,959	CLP	19,820,800	Goldman Sachs & Co.	05/07/25	27
USD	78,872	CNH	570,973	Bank of America N.A.	05/07/25	322
USD	170,383	COP	704,986,832	Bank of America N.A.	05/07/25	3,590
USD	496,265	COP	2,090,467,020	State Street Bank & Trust Company	05/07/25	1,683
USD	681,475	JPY	96,740,430	State Street Bank & Trust Company	05/07/25	4,495
USD	92,361	ZAR	1,713,262	State Street Bank & Trust Company	05/07/25	270
TRY	10,384,466	USD	265,625	UBS AG	05/13/25	1,585
TRY	56,826,682	USD	1,454,000	Barclays Bank PLC	05/14/25	6,499
TWD	68,594,883	USD	2,133,788	Barclays Bank PLC	05/16/25	12,160
BRL	7,842,627	USD	1,356,072	Barclays Bank PLC	05/20/25	20,665
BRL	22,646,123	USD	3,826,522	Deutsche Bank Securities Inc.	05/20/25	148,900
BRL	81,142,623	USD	14,065,284	Morgan Stanley & Co. LLC	05/20/25	178,927
COP	36,532,258,119	USD	8,390,620	State Street Bank & Trust Company	05/20/25	236,072
CZK	18,008,426	USD	792,836	Goldman Sachs & Co.	05/20/25	24,970
CZK	51,506,437	USD	2,318,299	UBS AG	05/20/25	20,732
EUR	101,771	USD	112,518	Morgan Stanley & Co. LLC	05/20/25	2,877
EUR	284,356	USD	321,092	UBS AG	05/20/25	1,333
HUF	251,224,378	USD	690,830	Goldman Sachs & Co.	05/20/25	12,339
IDR	73,471,711,834	USD	4,351,816	BNP Paribas SA	05/20/25	84,547
IDR	21,047,813,641	USD	1,244,255	Morgan Stanley & Co. LLC	05/20/25	26,653
MXN	43,633,574	USD	2,175,392	Goldman Sachs & Co.	05/20/25	45,026
MXN	123,798,203	USD	6,148,276	UBS AG	05/20/25	151,545
PLN	24,731,224	USD	6,467,900	UBS AG	05/20/25	71,974
THB	511,442,084	USD	15,088,201	Barclays Bank PLC	05/20/25	238,135
USD	22,053,200	COP	91,473,363,806	Morgan Stanley & Co. LLC	05/20/25	452,768
USD	17,010	EUR	14,795	UBS AG	05/20/25	234
USD	9,634,990	IDR	158,187,266,911	Barclays Bank PLC	05/20/25	83,340
USD	1,834,163	ZAR	33,645,072	Bank of America N.A.	05/20/25	27,537
USD	27,779,323	ZAR	511,303,445	Morgan Stanley & Co. LLC	05/20/25	324,062
UYU	5,520,235	USD	130,218	Citibank N.A.	05/20/25	873
ZAR	51,686,968	USD	2,700,830	Morgan Stanley & Co. LLC	05/20/25	74,585
ZAR	166,126,466	USD	8,641,129	UBS AG	05/20/25	279,299
EGP	56,395,724	USD	1,064,000	Barclays Bank PLC	05/27/25	34,023
TRY	56,435,680	USD	1,393,310	Barclays Bank PLC	05/27/25	34,924
CAD	4,810,831	USD	3,493,558	Morgan Stanley & Co. International PLC	05/28/25	777
CLP	136,788,056	USD	141,186	Bank of America N.A.	05/28/25	3,246
CNH	56,956,397	USD	7,835,779	BNP Paribas SA	05/28/25	12,103
COP	21,170,109,754	USD	4,886,688	Citibank N.A.	05/28/25	106,343
IDR	60,356,389,180	USD	3,573,435	Barclays Bank PLC	05/28/25	69,954
IDR	18,749,936,656	USD	1,110,660	BNP Paribas SA	05/28/25	21,172
IDR	11,278,168,000	USD	671,000	Citibank N.A.	05/28/25	9,802
IDR	54,225,429,654	USD	3,220,133	Morgan Stanley & Co. International PLC	05/28/25	53,164

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	734,968,080	USD	8,505,000	Morgan Stanley & Co. International PLC	05/28/25	$167,257
MXN	198,840,015	USD	10,072,822	Goldman Sachs & Co.	05/28/25	34,775
MYR	44,134,587	USD	10,071,561	Barclays Bank PLC	05/28/25	166,417
PEN	4,973,423	USD	1,333,000	Deutsche Bank Securities Inc.	05/28/25	22,550
USD	467,628	AUD	727,997	Morgan Stanley & Co. LLC	05/28/25	1,184
USD	1,287,325	CLP	1,205,393,175	Goldman Sachs & Co.	05/28/25	14,574
USD	1,804,401	EUR	1,584,563	Barclays Bank PLC	05/28/25	6,834
USD	1,794,102	PLN	6,769,287	Barclays Bank PLC	05/28/25	4,444
USD	597,915	RON	2,614,750	UBS AG	05/28/25	3,479
USD	340,000	SGD	442,086	Citibank N.A.	05/28/25	1,085
ZAR	99,048,825	USD	5,286,441	State Street Bank & Trust Company	05/28/25	28,820
TRY	24,071,346	USD	585,350	Barclays Bank PLC	06/02/25	19,554
USD	2,425,911	BRL	13,855,521	Goldman Sachs & Co.	06/03/25	2,449
BRL	3,607,887	USD	605,000	Goldman Sachs & Co.	06/18/25	24,021
EUR	38,404,000	USD	42,787,817	Bank of America N.A.	06/18/25	835,688
EUR	58,618,952	USD	63,949,554	BNP Paribas SA	06/18/25	2,636,325
INR	123,620,538	USD	1,408,765	Goldman Sachs & Co.	06/18/25	47,578
MXN	8,804,802	USD	429,000	Barclays Bank PLC	06/18/25	17,337
MXN	97,976,475	USD	4,773,544	State Street Bank & Trust Company	06/18/25	193,127
NOK	91,817,573	USD	8,478,000	State Street Bank & Trust Company	06/18/25	347,867
USD	25,645,293	EUR	22,299,000	Barclays Bank PLC	06/18/25	315,626
USD	67,508,584	EUR	59,151,000	Deutsche Bank Securities Inc.	06/18/25	318,346
USD	145,781,836	EUR	127,947,000	State Street Bank & Trust Company	06/18/25	445,503
EGP	156,033,684	USD	2,821,586	Citibank N.A.	06/23/25	178,918
USD	3,001,802	EGP	156,033,684	Citibank N.A.	06/23/25	1,299
AUD	1,609	USD	1,028	Barclays Bank PLC	07/11/25	3
USD	504,597	CNH	3,646,973	Bank of America N.A.	07/11/25	368
USD	659,513	COP	2,795,453,852	Goldman Sachs & Co.	07/11/25	4,113
USD	1,077,309	EUR	940,450	Deutsche Bank Securities Inc.	07/11/25	7,479
USD	1,297	GBP	967	State Street Bank & Trust Company	07/11/25	8
USD	61,992	HUF	22,053,941	UBS AG	07/11/25	425
USD	6,604,469	EUR	5,798,963	Deutsche Bank Securities Inc.	07/16/25	5,646
USD	238,348	EUR	209,276	Morgan Stanley & Co. LLC	07/16/25	207
						10,123,472
BRL	82,527,211	USD	14,578,719	Barclays Bank PLC	05/05/25	(36,863)
BRL	9,321,180	USD	1,646,619	BNP Paribas SA	05/05/25	(4,164)
BRL	16,973,820	USD	2,998,484	Citibank N.A.	05/05/25	(7,582)
BRL	30,519,764	USD	5,393,067	Goldman Sachs & Co.	05/05/25	(15,277)
BRL	80,321,013	USD	14,188,986	Morgan Stanley & Co. LLC	05/05/25	(35,878)
BRL	1,227,585	USD	216,857	UBS AG	05/05/25	(548)
USD	14,195,452	BRL	82,527,211	Barclays Bank PLC	05/05/25	(346,404)
USD	1,549,500	BRL	9,321,180	BNP Paribas SA	05/05/25	(92,955)
USD	2,924,000	BRL	16,973,820	Citibank N.A.	05/05/25	(66,902)
USD	13,973,003	BRL	80,321,013	Morgan Stanley & Co. International PLC	05/05/25	(180,105)
CNH	3,646,973	USD	502,013	Bank of America N.A.	05/07/25	(293)
COP	2,795,453,852	USD	665,439	Goldman Sachs & Co.	05/07/25	(4,065)
EUR	940,450	USD	1,072,964	Deutsche Bank Securities Inc.	05/07/25	(7,446)
GBP	967	USD	1,297	State Street Bank & Trust Company	05/07/25	(8)
HUF	22,053,941	USD	62,199	UBS AG	05/07/25	(429)
MXN	2,000,650	USD	101,999	State Street Bank & Trust Company	05/07/25	(9)
TRY	10,456,164	USD	273,237	Barclays Bank PLC	05/07/25	(2,258)
USD	1,027	AUD	1,609	Barclays Bank PLC	05/07/25	(3)
USD	422,717	CNH	3,076,000	Citibank N.A.	05/07/25	(453)
USD	988,967	EUR	940,450	Deutsche Bank Securities Inc.	05/07/25	(76,551)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,226	GBP	967	Barclays Bank PLC	05/07/25	$(63)
USD	57,910	HUF	22,053,941	Morgan Stanley & Co. LLC	05/07/25	(3,860)
USD	97,376	MXN	2,000,650	UBS AG	05/07/25	(4,614)
USD	1,336,047	TRY	51,819,235	Barclays Bank PLC	05/07/25	(6,889)
USD	1,288,570	TRY	49,976,416	UBS AG	05/07/25	(6,608)
USD	34,505	TWD	1,129,085	Bank of America N.A.	05/07/25	(796)
ZAR	1,713,262	USD	92,448	State Street Bank & Trust Company	05/07/25	(358)
USD	4,626,000	TWD	149,003,460	Citibank N.A.	05/16/25	(35,481)
CZK	4,632,935	USD	211,286	Deutsche Bank Securities Inc.	05/20/25	(893)
THB	186,174,268	USD	5,595,860	Bank of America N.A.	05/20/25	(16,793)
USD	21,310,097	BRL	125,269,273	Goldman Sachs & Co.	05/20/25	(680,343)
USD	8,244,224	CZK	189,914,581	Deutsche Bank Securities Inc.	05/20/25	(380,253)
USD	1,095,776	EUR	1,005,765	Deutsche Bank Securities Inc.	05/20/25	(44,638)
USD	1,798,501	HUF	663,486,911	State Street Bank & Trust Company	05/20/25	(58,578)
USD	3,569,778	IDR	60,278,563,407	Barclays Bank PLC	05/20/25	(69,957)
USD	16,943,590	MXN	343,211,044	Barclays Bank PLC	05/20/25	(521,673)
USD	540,554	MXN	10,639,622	Goldman Sachs & Co.	05/20/25	(873)
USD	4,428,716	MXN	89,551,096	State Street Bank & Trust Company	05/20/25	(128,344)
USD	17,124,087	PLN	66,152,915	Barclays Bank PLC	05/20/25	(369,255)
USD	6,719,139	THB	229,357,808	Barclays Bank PLC	05/20/25	(154,005)
USD	20,593,055	THB	695,410,571	BNP Paribas SA	05/20/25	(246,248)
USD	451,837	UYU	19,433,491	Citibank N.A.	05/20/25	(9,657)
USD	106,400	EGP	5,618,101	Citibank N.A.	05/27/25	(2,984)
CZK	108,875,812	USD	5,015,130	UBS AG	05/28/25	(69,856)
EUR	84,447	USD	97,497	State Street Bank & Trust Company	05/28/25	(1,699)
GBP	1,014,541	USD	1,359,741	State Street Bank & Trust Company	05/28/25	(7,547)
HUF	826,166,279	USD	2,332,235	Goldman Sachs & Co.	05/28/25	(20,770)
JPY	334,181,614	USD	2,384,890	State Street Bank & Trust Company	05/28/25	(40,784)
PLN	6,773,406	USD	1,794,993	Barclays Bank PLC	05/28/25	(4,246)
PLN	23,169,898	USD	6,245,917	UBS AG	05/28/25	(120,281)
RON	7,871,000	USD	1,821,529	Goldman Sachs & Co.	05/28/25	(32,141)
THB	66,642,190	USD	2,005,000	Barclays Bank PLC	05/28/25	(6,752)
THB	242,780,766	USD	7,363,687	Morgan Stanley & Co. International PLC	05/28/25	(83,972)
USD	1,359,040	AUD	2,134,000	Citibank N.A.	05/28/25	(8,259)
USD	3,493,558	CAD	4,846,735	State Street Bank & Trust Company	05/28/25	(26,856)
USD	2,647,568	COP	11,483,826,851	Morgan Stanley & Co. International PLC	05/28/25	(60,925)
USD	1,372,011	INR	117,809,386	Barclays Bank PLC	05/28/25	(18,081)
USD	1,017,425	MXN	20,047,342	Goldman Sachs & Co.	05/28/25	(1,638)
USD	1,709,123	MYR	7,446,649	Morgan Stanley & Co. International PLC	05/28/25	(18,289)
USD	1,333,000	PEN	4,915,438	Citibank N.A.	05/28/25	(6,746)
USD	1,337,000	SGD	1,753,028	Barclays Bank PLC	05/28/25	(6,919)
USD	1,025,860	THB	34,302,707	BNP Paribas SA	05/28/25	(2,697)
ZAR	15,818,582	USD	849,579	UBS AG	05/28/25	(706)
BRL	7,747,322	USD	1,359,000	Bank of America N.A.	06/03/25	(3,920)
BRL	149,766	USD	26,222	Goldman Sachs & Co.	06/03/25	(26)
BRL	1,227,585	USD	215,213	UBS AG	06/03/25	(496)
BRL	143,758,000	USD	25,293,476	State Street Bank & Trust Company	06/18/25	(229,834)
CHF	6,953,763	USD	8,478,000	Barclays Bank PLC	06/18/25	(7,855)
COP	8,615,190,083	USD	2,066,456	State Street Bank & Trust Company	06/18/25	(40,450)
EUR	42,906,000	USD	49,354,257	UBS AG	06/18/25	(616,884)
IDR	19,688,465,000	USD	1,188,974	BNP Paribas SA	06/18/25	(1,425)
IDR	23,305,199,395	USD	1,408,765	Goldman Sachs & Co.	06/18/25	(3,066)
USD	2,431,771	AUD	3,862,000	Deutsche Bank Securities Inc.	06/18/25	(43,309)
USD	3,482,060	AUD	5,504,000	State Street Bank & Trust Company	06/18/25	(45,346)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,941,630	AUD	12,551,000	UBS AG	06/18/25	$(102,059)
USD	1,019,853	BRL	6,082,028	Bank of America N.A.	06/18/25	(40,525)
USD	47,041,179	BRL	279,882,656	Citibank N.A.	06/18/25	(1,755,260)
USD	13,556,233	CHF	11,806,448	State Street Bank & Trust Company	06/18/25	(824,804)
USD	28,993,044	EUR	25,597,000	Barclays Bank PLC	06/18/25	(82,856)
USD	85,951,342	EUR	78,950,000	Deutsche Bank Securities Inc.	06/18/25	(3,728,787)
USD	1,858,091,119	EUR	1,694,626,000	State Street Bank & Trust Company	06/18/25	(66,852,242)
USD	379,840,721	GBP	293,023,000	State Street Bank & Trust Company	06/18/25	(10,740,792)
USD	6,594,893	JPY	969,293,000	UBS AG	06/18/25	(220,228)
USD	18,824,237	MXN	387,293,617	Citibank N.A.	06/18/25	(808,638)
USD	7,940,478	NOK	83,829,000	Deutsche Bank Securities Inc.	06/18/25	(117,496)
ZAR	2,020,551	USD	109,000	Morgan Stanley & Co. International PLC	06/18/25	(749)
CLP	19,820,800	USD	20,949	Goldman Sachs & Co.	07/11/25	(25)
JPY	96,740,430	USD	686,441	State Street Bank & Trust Company	07/11/25	(4,524)
USD	101,114	MXN	2,000,650	State Street Bank & Trust Company	07/11/25	(4)
USD	35,382	TWD	1,129,085	UBS AG	07/11/25	(237)
ZAR	1,713,262	USD	91,896	State Street Bank & Trust Company	07/11/25	(273)
USD	1,454,000	TRY	63,816,060	Barclays Bank PLC	07/31/25	(44,355)
NGN	1,712,656,412	USD	1,078,499	Citibank N.A.	09/04/25	(76,627)
NGN	886,559,850	USD	537,309	Morgan Stanley & Co. International PLC	09/04/25	(18,688)
USD	1,455,000	TRY	67,562,925	UBS AG	09/26/25	(35,687)
USD	676,000	TRY	31,750,030	Barclays Bank PLC	10/24/25	(4,559)
EGP	149,752,707	USD	2,670,341	Morgan Stanley & Co. LLC	12/22/25	(11,549)
						(90,624,095)
						$(80,500,623)
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap,	1-day SOFR, 4.41%	Annual	3.50%	Annual	Deutsche Bank AG	07/10/25	3.50	USD	104,896	$1,197,221
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap,	1-day SOFR, 4.41%	Annual	4.25%	Annual	BNP Paribas S.A.	06/09/25	4.25	USD	59,920	$(36,767)
10-Year Interest Rate Swap,	1-day SOFR, 4.41%	Annual	4.30%	Annual	Deutsche Bank AG	07/10/25	4.30	USD	104,896	(167,319)
										$(204,086)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.43.V1	1.00	Quarterly	06/20/30	USD	534	$23,047	$18,902	$4,145
iTraxx.ASIA.XJ.IG.43.V1	1.00	Quarterly	06/20/30	USD	218	(566)	(2,379)	1,813
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	USD	2,610	(207,137)	(188,204)	(18,933)
						$(184,656)	$(171,681)	$(12,975)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 9.34%	Monthly	10.14%	Monthly	N/A	10/17/25	MXN	19,224	$7,927	$2	$7,925
9.31%	Monthly	MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	N/A	01/09/26	MXN	168,220	(81,857)	10	(81,867)
MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	338,686	85,019	24	84,995
8.02%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/26/26	ZAR	31,371	(13,406)	5	(13,411)
8.45%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/26/26	ZAR	11,154	(7,237)	1	(7,238)
8.18%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	04/02/26	ZAR	10,177	(5,230)	1	(5,231)
8.15%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	5/07/25(a)	05/07/26	ZAR	57,473	(29,236)	10	(29,246)
7.97%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	6/06/25(a)	06/06/26	ZAR	40,149	(17,587)	7	(17,594)
6.80%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	9/05/25(a)	09/05/26	ZAR	40,192	4,571	8	4,563
5.24%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	09/19/26	PLN	25,718	(68,316)	28	(68,344)
6.92%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	9/23/25(a)	09/23/26	ZAR	44,367	1,670	8	1,662
3.43%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/03/26	USD	160,000	1,269,399	7,211	1,262,188
1-Day SOFR, 4.41%	At Termination	4.17%	At Termination	10/23/25(a)	10/23/26	USD	1,786	16,837	4	16,833
1-Day SOFR, 4.41%	At Termination	4.21%	At Termination	10/27/25(a)	10/27/26	USD	3,655	36,239	7	36,232
MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	62,232	80,544	11	80,533
5.13%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	13,434	(55,910)	15	(55,925)
5.14%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	22,391	(94,639)	24	(94,663)
6-mo. BUBOR, 6.50%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	817,826	22,147	9	22,138
7.25%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/19/27	ZAR	52,895	(8,272)	14	(8,286)
6-mo. CZK PRIBOR, 3.52%	Semi-Annual	3.06%	Annual	6/18/25(a)	06/18/27	CZK	25,338	(2,824)	5	(2,829)
3.88%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	6/18/25(a)	06/18/27	PLN	3,547	505	4	501
6-mo. BUBOR, 6.50%	Semi-Annual	5.76%	Annual	9/17/25(a)	09/17/27	HUF	1,282,000	6,172	17	6,155
1-Day SOFR, 4.41%	Annual	4.20%	Annual	10/23/25(a)	10/23/27	USD	930	19,370	4	19,366
1-Day SOFR, 4.41%	Annual	3.92%	Annual	11/03/25(a)	11/03/27	USD	479	7,508	2	7,506
1-Day SOFR, 4.41%	Annual	3.95%	Annual	11/03/25(a)	11/03/27	USD	479	7,780	2	7,778
1-Day SOFR, 4.41%	Annual	3.99%	Annual	11/03/25(a)	11/03/27	USD	957	16,195	4	16,191
1-Day SOFR, 4.41%	Annual	3.84%	Annual	11/17/25(a)	11/17/27	USD	2,226	32,019	10	32,009
China Fixing Repo Rates 7-Day, 1.83%	At Termination	1.58%	At Termination	N/A	03/19/28	CNY	32,627	21,488	44	21,444

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	129,270	$355,683	$54	$355,629
8.97%	Monthly	MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	N/A	12/14/29	MXN	33,633	(88,290)	15	(88,305)
INR - 1-Day MIBOR, 6.00%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	1,511,373	351,147	200	350,947
INR - 1-Day MIBOR, 6.00%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	1,511,373	345,708	200	345,508
6-mo. EURIBOR, 2.13%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	1,418	21,129	392	20,737
6-mo. EURIBOR, 2.13%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	2,861	45,022	6,876	38,146
8.65%	Monthly	MXN - Overnight TIIE Funding Rate, 9.08%	Monthly	N/A	02/07/30	MXN	41,509	(83,107)	18	(83,125)
1-Day SOFR, 4.41%	Annual	3.92%	Annual	N/A	02/26/30	USD	100,000	2,496,745	914	2,495,831
6-mo. CZK PRIBOR, 3.52%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	75,702	29,636	34	29,602
6-mo. WIBOR, 5.10%	Semi-Annual	4.88%	Annual	N/A	03/19/30	PLN	5,023	50,648	14	50,634
6-mo. WIBOR, 5.10%	Semi-Annual	4.91%	Annual	N/A	03/19/30	PLN	6,409	66,291	17	66,274
6-mo. WIBOR, 5.10%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	8,371	90,058	23	90,035
6-mo. BUBOR, 6.50%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	336,357	26,318	9	26,309
7.94%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/19/30	ZAR	124,224	(131,229)	73	(131,302)
6-mo. CZK PRIBOR, 3.52%	Semi-Annual	3.56%	Annual	6/18/25(a)	06/18/30	CZK	23,138	14,938	11	14,927
1-Day SOFR, 4.41%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	496,223	218	496,005
INR - 1-Day MIBOR, 6.00%	At Termination	6.44%	At Termination	N/A	09/18/34	INR	1,600,000	951,068	347	950,721
1-Day SOFR, 4.41%	Annual	3.70%	Annual	N/A	01/06/35	USD	34,657	162,595	557	162,038
								$6,451,459	$17,463	$6,433,996

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.73%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	$5,311,016	$5,233	$—	$5,233
9.81%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	7,939,133	6,282	—	6,282

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas S.A.	N/A	07/01/25	BRL	$33,990	$(70,713)	$—	$(70,713)
1-Day BZDIOVER, 0.05%	At Termination	11.50%	At Termination	Citibank N.A.	N/A	07/01/25	BRL	10,151	(15,203)	—	(15,203)
1-Day BZDIOVER, 0.05%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	11,553	(13,267)	—	(13,267)
1-Day BZDIOVER, 0.05%	At Termination	12.16%	At Termination	BNP Paribas S.A.	N/A	07/01/25	BRL	47,913	(43,488)	—	(43,488)
8.54%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Goldman Sachs International	N/A	09/09/25	COP	4,924,892	10,661	—	10,661
4.84%	At Termination	CLP Interbank Rate, 25,197.48%	At Termination	Morgan Stanley & Co. International PLC	N/A	10/21/25	CLP	889,638	1,158	—	1,158
5.03%	At Termination	CLP Interbank Rate, 25,197.48%	At Termination	Morgan Stanley & Co. International PLC	N/A	11/20/25	CLP	546,014	(757)	—	(757)
5.20%	At Termination	CLP Interbank Rate, 25,197.48%	At Termination	Morgan Stanley & Co. International PLC	N/A	11/20/25	CLP	2,578,632	(7,554)	—	(7,554)
14.18%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	19,178	(6,127)	—	(6,127)
7.25%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Barclays Bank PLC	N/A	09/25/26	COP	1,912,726	6,808	—	6,808
1-Day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	724	(11,340)	—	(11,340)
1-Day BZDIOVER, 0.05%	At Termination	9.71%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	1,353	(21,653)	—	(21,653)
1-Day BZDIOVER, 0.05%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	910	(13,017)	—	(13,017)
1-Day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,182	(11,946)	—	(11,946)
11.57%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	8,420	56,603	—	56,603
11.49%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	15,879	115,567	—	115,567
1-Day BZDIOVER, 0.05%	At Termination	11.68%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,818	(25,269)	—	(25,269)
12.21%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,428	16,081	—	16,081
1-Day BZDIOVER, 0.05%	At Termination	12.57%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	19,279	(68,028)	—	(68,028)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	$2,103	$(1,701)	$—	$(1,701)
15.41%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	10,128	(57,098)	—	(57,098)
1-Day BZDIOVER, 0.05%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,841	6,108	—	6,108
1-Day BZDIOVER, 0.05%	At Termination	13.83%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	6,588	(929)	—	(929)
4.91%	At Termination	CLP Interbank Rate, 25,197.48%	At Termination	Bank of America N.A.	N/A	03/14/27	CLP	1,025,923	(10,083)	—	(10,083)
1-Day BZDIOVER, 0.05%	At Termination	12.46%	At Termination	BNP Paribas S.A.	N/A	01/02/29	BRL	83,710	(511,357)	—	(511,357)
1-Day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	34,712	—	34,712
8.64%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	19,249,256	(59,262)	—	(59,262)
8.34%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 8.95%	At Termination	Morgan Stanley & Co. International PLC	9/17/25 (a)	09/17/30	COP	18,894,963	(4,920)	—	(4,920)
									$(694,499)	$—	$(694,499)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	368	$40,755	$28,576	$12,179
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	302	5,186	4,793	393
							$45,941	$33,369	$12,572
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/30	A	USD	296	$4,510	$5,361	$(851)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-DAY SOFR minus 1.30%, 4.41	At Termination	Goldman Sachs International	N/A	06/13/25	USD	143	$166,359	$—	$166,359
1-DAY SOFR minus 0.05%, 4.41%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas S.A.	N/A	06/20/25	USD	296	(169,316)	—	(169,316)
1-DAY SOFR minus 0.80%, 4.41%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	06/20/25	USD	160	(169,734)	—	(169,734)
1-DAY SOFR minus 0.80%, 4.41%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	06/20/25	USD	441	(467,574)	—	(467,574)
1-DAY SOFR plus 0.05%, 4.41%	Quarterly	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas S.A.	N/A	06/20/25	USD	252	(145,128)	—	(145,128)
									$(785,393)	$—	$(785,393)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,430,739,421	$—	$1,430,739,421
Collateralized Mortgage Obligations	—	1,958,094,838	—	1,958,094,838
Convertible Bonds	20,800,986	—	—	20,800,986
Corporate Bonds & Notes	—	3,574,785,359	1,689,666	3,576,475,025
Floating Rate Loan Interests	—	313,793,446	7,878,327	321,671,773
Foreign Government Obligations	—	535,580,285	—	535,580,285
Municipal Debt Obligations	—	2,907,510	—	2,907,510
U.S. Government & Agency Obligations	—	1,154,021,988	—	1,154,021,988
Investment Companies	96,383,800	—	—	96,383,800
Preferred Stocks	754,974	—	—	754,974
Short-Term Securities
Money Market Funds	824,544,189	—	—	824,544,189
Options Purchased
Interest Rate Contracts	—	1,197,221	—	1,197,221
Unfunded Floating Rate Loan Interests	—	10,792	—	10,792
Liabilities
Investments
TBA Sales Commitments	—	(262,205,350)	—	(262,205,350)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investments (continued)
Unfunded Floating Rate Loan Interests(a)	$—	$(14,665)	$—	$(14,665)
	$942,483,949	$8,708,910,845	$9,567,993	$9,660,962,787
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$18,530	$—	$18,530
Equity Contracts	—	166,359	—	166,359
Foreign Currency Exchange Contracts	—	10,123,472	—	10,123,472
Interest Rate Contracts	15,460,302	7,380,575	—	22,840,877
Liabilities
Credit Contracts	—	(507,072)	—	(507,072)
Equity Contracts	—	(951,752)	—	(951,752)
Foreign Currency Exchange Contracts	—	(90,624,095)	—	(90,624,095)
Interest Rate Contracts	(7,643,413)	(1,845,164)	—	(9,488,577)
	$7,816,889	$(76,239,147)	$—	$(68,422,258)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
MXIBTIIE	Mexico Interbank TIIE 28 Day

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TBA	To-Be-Announced